UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund
Focused Growth Fund
Fundamental Equity Fund
Global Equity Research Fund
Global Select Equity Fund
Growth Leaders Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Value Opportunities Fund

For the six-month period ended April 30, 2019

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:
23	Alpha Strategy Fund

24	Focused Growth Fund

26	Fundamental Equity Fund

29	Global Equity Research Fund

36	Global Select Equity Fund

41	Growth Leaders Fund

44	International Equity Fund

49	International Opportunities Fund

55	International Value Fund

60	Value Opportunities Fund

64	Statements of Assets and Liabilities

70	Statements of Operations

74	Statements of Changes in Net Assets

82	Financial Highlights

118	Notes to Financial Statements

153	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Focused Growth Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Research Fund, Lord Abbett Global Select Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, and Lord Abbett Value Opportunities Fund
Semiannual Report

For the six-month period ended April 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended April 30, 2019. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 through April 30, 2019).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/18 – 4/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,081.60	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.16
Class C
Actual	$1,000.00	$1,077.30	$6.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class F
Actual	$1,000.00	$1,082.10	$1.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.36	$1.45
Class F3
Actual	$1,000.00	$1,083.40	$0.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.35	$0.45
Class I
Actual	$1,000.00	$1,082.40	$0.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$0.90
Class R2
Actual	$1,000.00	$1,079.40	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class R3
Actual	$1,000.00	$1,080.10	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class R4
Actual	$1,000.00	$1,081.20	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.16
Class R5
Actual	$1,000.00	$1,082.50	$0.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.85	$0.95
Class R6
Actual	$1,000.00	$1,083.40	$0.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.35	$0.45

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.43% for Class A, 1.18% for Class C, 0.29% for Class F, 0.09% for Class F3, 0.18% for Class I, 0.79% for Class R2, 0.68% for Class R3, 0.43% for Class R4, 0.19% for Class R5 and 0.09% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2019

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	20.08%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	19.47%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	10.09%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	10.16%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	20.20%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.00%
Total	100.00%

* Represent percent of total investments.

Focused Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/30/19	4/30/19	1/30/19 – 4/30/19
Class A
Actual	$1,000.00	$1,104.70	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,009.74	$2.60
Class C
Actual	$1,000.00	$1,102.70	$4.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.89	$4.46
Class F
Actual	$1,000.00	$1,105.30	$2.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.36	$1.98
Class F3
Actual	$1,000.00	$1,105.30	$1.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.53	$1.81
Class I
Actual	$1,000.00	$1,105.30	$2.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.36	$1.98
Class R3
Actual	$1,000.00	$1,104.00	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,009.12	$3.22
Class R4
Actual	$1,000.00	$1,104.70	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,009.74	$2.60
Class R5
Actual	$1,000.00	$1,105.30	$2.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.36	$1.98
Class R6
Actual	$1,000.00	$1,105.30	$1.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.53	$1.81

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.80% for Class C, 0.80% for Class F, 0.73% for Class F3, 0.80% for Class I, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.73% for Class R6) multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period from January 30, 2019, commencement of operations, to April 30, 2019).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Capital Goods	7.08%
Communication Services	2.53%
Consumer Cyclical	10.25%
Consumer Discretionary	5.64%
Financial Services	10.97%
Health Care	13.31%
Technology	47.09%
Repurchase Agreement	3.13%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,078.30	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$4.96
Class C
Actual	$1,000.00	$1,074.20	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.17	$8.70
Class F
Actual	$1,000.00	$1,079.20	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21
Class F3
Actual	$1,000.00	$1,079.80	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class I
Actual	$1,000.00	$1,079.80	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class P
Actual	$1,000.00	$1,076.80	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$5.96
Class R2
Actual	$1,000.00	$1,076.40	$6.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66
Class R3
Actual	$1,000.00	$1,077.40	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.21
Class R4
Actual	$1,000.00	$1,078.10	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$4.96
Class R5
Actual	$1,000.00	$1,079.00	$3.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.71
Class R6
Actual	$1,000.00	$1,079.70	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.99% for Class A, 1.74% for Class C, 0.84% for Class F, 0.64% for Class F3, 0.72% for Class I, 1.19% for Class P, 1.33% for Class R2, 1.24% for Class R3, 0.99% for Class R4, 0.74% for Class R5 and 0.64% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one- half year period).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Communication Services	7.29%
Consumer Discretionary	5.89%
Consumer Staples	7.71%
Energy	9.33%
Financials	21.78%
Health Care	14.23%
Industrials	13.14%
Information Technology	12.08%
Materials	3.32%
Real Estate	1.46%
Utilities	3.33%
Repurchase Agreement	0.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Equity Research Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,085.40	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class C
Actual	$1,000.00	$1,082.10	$8.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class F
Actual	$1,000.00	$1,087.60	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class F3
Actual	$1,000.00	$1,088.20	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class I
Actual	$1,000.00	$1,087.80	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R2
Actual	$1,000.00	$1,084.60	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26
Class R3
Actual	$1,000.00	$1,085.10	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R4
Actual	$1,000.00	$1,085.90	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class R5
Actual	$1,000.00	$1,087.80	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R6
Actual	$1,000.00	$1,087.20	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.65% for Class C, 0.75% for Class F, 0.63% for Class F3, 0.65% for Class I, 1.25% for Class R2, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Communication Services	9.02%
Consumer Discretionary	9.86%
Consumer Goods	0.44%
Consumer Staples	7.66%
Energy	5.56%
Financials	22.47%
Health Care	10.73%
Industrials	9.67%
Information Technology	14.42%
Materials	4.33%
Media	0.04%
Real Estate	2.91%
Utilities	2.89%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Select Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,051.60	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,047.80	$9.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.87	$9.00
Class F
Actual	$1,000.00	$1,053.40	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class F3
Actual	$1,000.00	$1,053.60	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class I
Actual	$1,000.00	$1,053.20	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class R3
Actual	$1,000.00	$1,050.80	$6.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51
Class R4
Actual	$1,000.00	$1,052.00	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class R5
Actual	$1,000.00	$1,053.20	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class R6
Actual	$1,000.00	$1,053.60	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.80% for Class C, 0.80% for Class F, 0.69% for Class F3, 0.80% for Class I, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.69% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Auto	1.10%
Basic Industry	0.86%
Capital Goods	1.38%
Consumer Cyclical	8.31%
Consumer Discretionary	4.07%
Consumer Services	3.75%
Consumer Staples	11.00%
Energy	5.82%
Financial Services	25.46%
Health Care	11.28%
Materials & Processing	3.99%
Producer Durables	1.96%
Technology	9.41%
Telecommunications	6.84%
Transportation	3.10%
Utilities	1.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,156.80	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class C
Actual	$1,000.00	$1,152.70	$8.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.51	$8.35
Class F
Actual	$1,000.00	$1,158.30	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.36
Class F3
Actual	$1,000.00	$1,158.80	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.06
Class I
Actual	$1,000.00	$1,158.20	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.36
Class R2
Actual	$1,000.00	$1,154.70	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.36
Class R3
Actual	$1,000.00	$1,155.60	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class R4
Actual	$1,000.00	$1,157.10	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class R5
Actual	$1,000.00	$1,158.10	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.36
Class R6
Actual	$1,000.00	$1,158.80	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.06

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.67% for Class C, 0.67% for Class F, 0.61% for Class F3, 0.67% for Class I, 1.27% for Class R2, 1.17% for Class R3, 0.92% for Class R4, 0.67% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Communication Services	12.18%
Consumer Discretionary	20.30%
Financials	2.32%
Health Care	12.91%
Industrials	6.20%
Information Technology	43.55%
Real Estate	1.03%
Repurchase Agreement	1.51%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,080.40	$5.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class C
Actual	$1,000.00	$1,076.20	$9.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$9.54
Class F*
Actual	$1,000.00	$1,081.20	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class F3*
Actual	$1,000.00	$1,082.10	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class I*
Actual	$1,000.00	$1,082.10	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class P
Actual	$1,000.00	$1,079.10	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.71
Class R2
Actual	$1,000.00	$1,078.90	$7.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.31	$7.55
Class R3
Actual	$1,000.00	$1,079.20	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class R4
Actual	$1,000.00	$1,080.70	$5.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R5
Actual	$1,000.00	$1,081.50	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class R6*
Actual	$1,000.00	$1,082.10	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.16% for Class A, 1.91% for Class C, 0.95% for Class F, 0.83% for Class F3, 0.85% for Class I, 1.34% for Class P, 1.51% for Class R2, 1.40% for Class R3, 1.16% for Class R4, 0.90% for Class R5 and 0.83% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.96% for Class F, 0.86% for Class I and 0.85% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F	$4.95	$4.81
Class I	$4.44	$4.31
Class R3	$4.39	$4.26
Class R6	$4.39	$4.26

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Communication Services	5.29%
Consumer Discretionary	10.19%
Consumer Staples	8.12%
Energy	7.30%
Financials	25.02%
Health Care	7.35%
Industrials	12.78%
Information Technology	11.42%
Materials	8.72%
Real Estate	2.23%
Utilities	1.07%
Repurchase Agreement	0.51%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,051.80	$ 6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$ 6.31
Class C
Actual	$1,000.00	$1,048.00	$10.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.83	$10.04
Class F
Actual	$1,000.00	$1,052.30	$ 5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$ 5.51
Class F3
Actual	$1,000.00	$1,053.60	$ 4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$ 4.51
Class I
Actual	$1,000.00	$1,052.30	$ 5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$ 5.01
Class P
Actual	$1,000.00	$1,050.50	$ 7.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$ 7.25
Class R2
Actual	$1,000.00	$1,049.80	$ 8.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.86	$ 8.00
Class R3
Actual	$1,000.00	$1,049.90	$ 7.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.31	$ 7.55
Class R4
Actual	$1,000.00	$1,051.80	$ 6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$ 6.31
Class R5
Actual	$1,000.00	$1,052.40	$ 5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$ 5.06
Class R6
Actual	$1,000.00	$1,053.00	$ 4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$ 4.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.26% for Class A, 2.01% for Class C, 1.10% for Class F, 0.90% for Class F3, 1.00% for Class I, 1.45% for Class P, 1.60% for Class R2, 1.51% for Class R3, 1.26% for Class R4, 1.01% for Class R5 and 0.90% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Communication Services	4.88%
Consumer Discretionary	14.01%
Consumer Staples	6.68%
Energy	1.80%
Financials	13.96%
Health Care	7.75%
Industrials	20.89%
Information Technology	8.82%
Materials	7.75%
Real Estate	9.20%
Utilities	2.18%
Repurchase Agreement	2.08%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,053.40	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class C
Actual	$1,000.00	$1,049.50	$9.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.52	$9.35
Class F
Actual	$1,000.00	$1,053.90	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class F3*
Actual	$1,000.00	$1,054.40	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11
Class I*
Actual	$1,000.00	$1,055.90	$4.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class R2
Actual	$1,000.00	$1,051.80	$7.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.35
Class R3
Actual	$1,000.00	$1,052.90	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.85
Class R4
Actual	$1,000.00	$1,053.50	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class R5
Actual	$1,000.00	$1,054.50	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36
Class R6*
Actual	$1,000.00	$1,054.40	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.87% for Class C, 0.92% for Class F, 0.82% for Class F3, 0.81% for Class I, 1.47% for Class R2, 1.37% for Class R3, 1.12% for Class R4, 0.87% for Class R5 and 0.82% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.82% for Class I and 0.81% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class I	$4.18	$4.11
Class F3	$4.13	$4.06
Class R6	$4.13	$4.06

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Communication Services	2.24%
Consumer Discretionary	12.28%
Consumer Staples	7.07%
Energy	10.38%
Financials	28.89%
Health Care	9.37%
Industrials	11.43%
Information Technology	3.10%
Materials	6.05%
Real Estate	5.37%
Utilities	1.53%
Repurchase Agreement	2.29%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,048.20	$5.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class C
Actual	$1,000.00	$1,044.80	$9.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.27	$9.59
Class F
Actual	$1,000.00	$1,048.90	$5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.11
Class F3
Actual	$1,000.00	$1,050.20	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class I
Actual	$1,000.00	$1,049.70	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class P
Actual	$1,000.00	$1,047.60	$6.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.85
Class R2
Actual	$1,000.00	$1,046.40	$7.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.60
Class R3
Actual	$1,000.00	$1,047.00	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.10
Class R4
Actual	$1,000.00	$1,048.20	$5.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class R5
Actual	$1,000.00	$1,050.10	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class R6
Actual	$1,000.00	$1,050.20	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.92% for Class C, 1.02% for Class F, 0.81% for Class F3, 0.92% for Class I, 1.37% for Class P, 1.52% for Class R2, 1.42% for Class R3, 1.17% for Class R4, 0.92% for Class R5 and 0.81% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Consumer Services	1.47%
Consumer Discretionary	13.45%
Consumer Staples	4.13%
Energy	4.11%
Financials	15.02%
Health Care	13.43%
Industrials	16.50%
Information Technology	16.60%
Materials	6.17%
Real Estate	3.28%
Utilities	5.77%
Repurchase Agreement	0.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.97%
Lord Abbett Developing Growth Fund, Inc. – Class I*(c)	6,962,406	$199,751
Lord Abbett Securities Trust – International Opportunities Fund – Class I(d)	11,956,625	193,697
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I*(d)	5,915,085	100,379
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I*(d)	3,521,105	101,021
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I*(d)	9,278,137	200,872
Investments	Shares	Fair Value (000)
Lord Abbett Securities Trust - Value Opportunities Fund – Class I(d)	10,278,022	$198,880
Total Investments in Underlying Funds (cost $992,268,757)		994,600
Other Assets in Excess of Liabilities 0.03%		301
Net Assets 100.00%		$994,901

*	Non-income producing security.
(a)	Affiliated issuer (see Note 13).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$994,600	$–	$–	$994,600
Total	$994,600	$–	$–	$994,600

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2019.

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND April 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.72%

Advertising 2.77%
Trade Desk, Inc. (The) Class A*	846	$187

Biotechnology Research & Production 6.76%
Argenx SE ADR*	831	107
Blueprint Medicines Corp.*	1,301	98
Exact Sciences Corp.*	1,398	138
Vertex Pharmaceuticals, Inc.*	669	113
Total		456

Business Services 5.93%
Chegg, Inc.*	4,131	147
PayPal Holdings, Inc.*	2,241	253
Total		400

Computer Hardware 2.96%
EPAM Systems, Inc.*	1,117	200

Computer Software 20.12%
Alteryx, Inc. Class A*	2,252	200
Atlassian Corp. plc Class A (Australia)*(a)	1,781	196
Everbridge, Inc.*	2,518	186
Paycom Software, Inc.*	927	188
salesforce.com, Inc.*	926	153
ServiceNow, Inc.*	976	265
Twilio, Inc. Class A*	1,244	170
Total		1,358

Drugs 2.06%
GW Pharmaceuticals plc ADR*	821	139

Electrical Equipment 7.14%
Advanced Micro Devices, Inc.*	5,948	164
QUALCOMM, Inc.	2,481	214
Xilinx, Inc.	863	104
Total		482
Investments	Shares	Fair Value (000)
Entertainment 2.92%
Live Nation Entertainment, Inc.*	3,015	$197

Financial Services 5.14%
Mastercard, Inc. Class A	1,364	347

Health Care Products 4.61%
Align Technology, Inc.*	647	210
Glaukos Corp.*	1,401	101
Total		311

Leisure 6.85%
Planet Fitness, Inc. Class A*	3,230	245
YETI Holdings, Inc.*	6,095	217
Total		462

Media 2.55%
Walt Disney Co. (The)	1,255	172

Retail 3.49%
Lululemon Athletica, Inc. (Canada)*(a)	1,336	236

Technology 24.42%
Alibaba Group Holding Ltd. ADR*	1,395	259
Alphabet, Inc. Class A*	282	338
Amazon.com, Inc.*	193	372
Facebook, Inc. Class A*	533	103
Match Group, Inc.	3,348	202
Netflix, Inc.*	477	177
RingCentral, Inc. Class A*	1,695	197
Total		1,648
Total Common Stocks (cost $6,074,599)		6,595

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND April 30, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.16%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $220,000 of U.S. Treasury Note at 2.625% due 4/30/2021; value: $219,785; proceeds: $212,843 (cost $212,835)	$213	$213
Total Investments in Securities 100.88% (cost $6,287,434)		6,808
Liabilities in Excess of Cash and Other Assets (0.88)%		(59)
Net Assets 100.00%		$6,749

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,595	$–	$–	$6,595
Short-Term Investment
Repurchase Agreement	–	213	–	213
Total	$6,595	$213	$–	$6,808

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2019.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2019

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.13%

Aerospace & Defense 3.88%
Raytheon Co.		208,951	$37,108
United Technologies Corp.		451,240	64,351
Total			101,459

Auto Components 1.04%
Lear Corp.		190,199	27,198

Banks 16.13%
Bank of America Corp.		1,803,180	55,141
Citigroup, Inc.		1,037,334	73,340
East West Bancorp, Inc.		555,633	28,604
JPMorgan Chase & Co.		930,943	108,036
Royal Bank of Scotland Group PLC(a)	GBP	7,591,689	23,719
Signature Bank		185,140	24,451
U.S. Bancorp		786,605	41,942
Wells Fargo & Co.		1,379,438	66,779
Total			422,012

Beverages 3.27%
Coca-Cola Co. (The)		461,230	22,628
PepsiCo, Inc.		491,800	62,975
Total			85,603

Biotechnology 0.68%
Gilead Sciences, Inc.		274,853	17,876

Building Products 1.50%
Masco Corp.		1,003,890	39,212

Capital Markets 0.99%
Goldman Sachs Group, Inc. (The)		126,016	25,949

Chemicals 1.94%
Dow, Inc.*		464,210	26,334
DowDuPont, Inc.		637,032	24,494
Total			50,828
Investments	Shares	Fair Value (000)
Communications Equipment 2.39%
Cisco Systems, Inc.	806,548	$45,126
F5 Networks, Inc.*	111,089	17,430
Total		62,556

Diversified Telecommunication Services 2.68%
Verizon Communications, Inc.	1,227,310	70,190

Electric: Utilities 3.32%
Duke Energy Corp.	203,222	18,518
Edison International	634,298	40,449
NextEra Energy, Inc.	142,851	27,776
Total		86,743

Electrical Equipment 2.60%
AMETEK, Inc.	416,626	36,734
Hubbell, Inc.	244,856	31,244
Total		67,978

Electronic Equipment, Instruments & Components 1.63%
Avnet, Inc.	874,489	42,509

Energy Equipment & Services 0.90%
National Oilwell Varco, Inc.	903,445	23,616

Entertainment 2.30%
Walt Disney Co. (The)	438,891	60,115

Equity Real Estate Investment Trusts 1.45%
Prologis, Inc.	178,157	13,659
Simon Property Group, Inc.	139,962	24,312
Total		37,971

Food & Staples Retailing 2.17%
Walmart, Inc.	551,982	56,766

Health Care Equipment & Supplies 0.08%
Alcon, Inc. (Switzerland)*(b)	34,144	1,987

Health Care Providers & Services 2.62%
Anthem, Inc.	140,276	36,897
Universal Health Services, Inc. Class B	249,200	31,616
Total		68,513

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2019

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 0.53%
Starbucks Corp.	177,100	$13,757

Industrial Conglomerates 1.15%
Carlisle Cos., Inc.	212,350	30,030

Insurance 4.56%
Axis Capital Holdings Ltd.	683,216	38,841
Chubb Ltd. (Switzerland)(b)	279,621	40,601
Hartford Financial Services Group, Inc. (The)	762,766	39,900
Total		119,342

Interactive Media & Services 2.28%
Alphabet, Inc. Class A*	30,930	37,084
Facebook, Inc. Class A*	116,970	22,622
Total		59,706

Machinery 3.20%
Cummins, Inc.	247,700	41,190
Stanley Black & Decker, Inc.	290,491	42,586
Total		83,776

Media 0.51%
Interpublic Group of Cos., Inc. (The)	288,645	6,639
Omnicom Group, Inc.	82,823	6,628
Total		13,267

Metals & Mining 1.37%
Nucor Corp.	448,885	25,618
Steel Dynamics, Inc.	320,637	10,158
Total		35,776

Multi-Line Retail 0.77%
Dollar Tree, Inc.*	181,092	20,152

Oil, Gas & Consumable Fuels 8.38%
Chevron Corp.	323,630	38,855
Exxon Mobil Corp.	477,939	38,369
Marathon Petroleum Corp.	632,252	38,485
Noble Energy, Inc.	953,605	25,805
Suncor Energy, Inc. (Canada)(b)	1,146,457	37,833
Total SA ADR	718,205	39,982
Total		219,329
Investments	Shares	Fair Value (000)
Personal Products 1.14%
Unilever NV Registered Shares (United Kingdom)(b)	493,967	$29,890

Pharmaceuticals 10.79%
Allergan plc	198,175	29,132
Jazz Pharmaceuticals plc (Ireland)*(b)	101,613	13,186
Johnson & Johnson	589,597	83,251
Merck & Co., Inc.	1,004,649	79,076
Novartis AG ADR	170,623	14,030
Pfizer, Inc.	1,564,908	63,551
Total		282,226

Semiconductors & Semiconductor Equipment 1.79%
Intel Corp.	917,478	46,828

Software 3.28%
Microsoft Corp.	406,600	53,102
Oracle Corp.	592,710	32,795
Total		85,897

Specialty Retail 3.02%
Foot Locker, Inc.	635,264	36,343
TJX Cos., Inc. (The)	779,006	42,752
Total		79,095

Technology Hardware, Storage & Peripherals 2.94%
Apple, Inc.	220,800	44,308
HP, Inc.	1,634,986	32,618
Total		76,926

Tobacco 1.09%
Philip Morris International, Inc.	329,762	28,544

Trading Companies & Distributors 0.76%
MSC Industrial Direct Co., Inc. Class A	237,939	19,904
Total Common Stocks (cost $2,204,572,635)		2,593,526

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.44%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $11,980,000 of U.S. Treasury Note at 1.375% due 5/31/2021 value: $11,823,194; proceeds: $11,590,365 (cost $11,589,898)	$11,590	$11,590
Total Investments in Securities 99.57% (cost $2,216,162,533)		2,605,116
Cash, Foreign Cash and Other Assets in Excess of Liabilities 0.43%		11,232
Net Assets 100.00%		$2,616,348

ADR	American Depositary Receipt.
GBP	British Pound.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,593,526	$–	$–	$2,593,526
Short-Term Investment
Repurchase Agreement	–	11,590	–	11,590
Total	$2,593,526	$11,590	$–	$2,605,116

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2019.

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL EQUITY RESEARCH FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.43%

Australia 0.29%

Beverages
Coca-Cola Amatil Ltd.	3,729	$23

Belgium 0.98%

Banks 0.66%
KBC Group NV	693	52

Insurance 0.32%
Ageas	480	25
Total Belgium		77

Brazil 0.45%

Metals & Mining
Vale SA	2,700	35

Canada 1.62%

Metals & Mining 1.14%
Lundin Mining Corp.	9,270	50
Wheaton Precious Metals Corp.	1,842	40
		90

Oil, Gas & Consumable Fuels 0.45%
Suncor Energy, Inc.	1,076	35

Software 0.03%
Lightspeed POS, Inc.*	98	2
Total Canada		127

China 2.66%

Banks 0.78%
Industrial & Commercial Bank of China Ltd. Class H	81,000	61

Interactive Media & Services 0.98%
Tencent Holdings Ltd.	1,564	77
Investments	Shares	U.S. $ Fair Value (000)
Internet & Direct Marketing Retail 0.90%
Alibaba Group Holding Ltd. ADR*	380	$71
Total China		209

Denmark 0.23%

Insurance
Tryg A/S	592	18

Finland 0.46%

Communications Equipment
Nokia OYJ	6,789	36

France 8.27%

Aerospace & Defense 0.82%
Airbus SE	469	64

Automobiles 0.22%
Renault SA	250	17

Banks 0.70%
Credit Agricole SA	4,037	55

Beverages 0.68%
Pernod Ricard SA	302	53

Biotechnology 0.34%
Genfit ADR	1,080	27

Construction & Engineering 0.46%
Vinci SA	353	36

Diversified Telecommunication Services 0.55%
Orange SA	2,768	43

Entertainment 0.57%
Vivendi SA	1,566	45

Food Products 0.57%
Danone SA	554	45

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Insurance 0.85%
AXA SA	2,526	$67

Machinery 0.48%
Alstom SA	866	38

Oil, Gas & Consumable Fuels 1.16%
Total SA	1,636	91

Textiles, Apparel & Luxury Goods 0.87%
LVMH Moet Hennessy Louis Vuitton SE	173	68
Total France		649

Germany 3.26%

Chemicals 0.29%
BASF SE	103	8
Symrise AG	152	15
		23

Industrial Conglomerates 0.83%
Siemens AG Registered Shares	540	65

Insurance 0.61%
Allianz SE Registered Shares	200	48

Real Estate Management & Development 0.70%
Vonovia SE	1,095	55

Semiconductors & Semiconductor Equipment 0.37%
Infineon Technologies AG	1,223	29

Textiles, Apparel & Luxury Goods 0.46%
adidas AG	141	36
Total Germany		256

Hong Kong 1.11%

Insurance
AIA Group Ltd.	8,547	87

Ireland 0.82%

Building Products 0.50%
Allegion plc	392	39
Investments	Shares	U.S. $ Fair Value (000)
Pharmaceuticals 0.32%
Jazz Pharmaceuticals plc*	193	$25
Total Ireland		64

Japan 3.12%

Automobiles 0.96%
Toyota Motor Corp.	1,208	75

Electronic Equipment, Instruments & Components 0.19%
Hitachi High-Technologies Corp.	334	15

Insurance 0.92%
Tokio Marine Holdings, Inc.	1,426	72

Machinery 0.62%
Komatsu Ltd.	1,909	49

Personal Products 0.43%
Shiseido Co., Ltd.	432	34
Total Japan		245

Luxembourg 0.56%

Real Estate Management & Development
Aroundtown SA	5,372	44

Mexico 0.83%

Banks
Grupo Financiero Banorte SAB de CV	10,261	65

Netherlands 2.04%

Biotechnology 0.27%
uniQure NV*	377	21

Health Care Equipment & Supplies 0.29%
Koninklijke Philips NV	535	23

Oil, Gas & Consumable Fuels 1.08%
Royal Dutch Shell plc B Shares	2,648	85

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Semiconductors & Semiconductor Equipment 0.40%
ASML Holding NV	150	$31
Total Netherlands		160

Sweden 1.10%

Banks 0.78%
Svenska Handelsbanken AB A Shares	5,584	61

Oil, Gas & Consumable Fuels 0.32%
Lundin Petroleum AB	765	25
Total Sweden		86

Switzerland 1.27%

Insurance 0.33%
Chubb Ltd.	182	26

Pharmaceuticals 0.94%
Novartis AG Registered Shares	906	74
Total Switzerland		100

Taiwan 0.79%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	7,375	62

Thailand 0.31%

Health Care Providers & Services
Bangkok Dusit Medical Services PCL	29,700	24

United Kingdom 7.32%

Aerospace & Defense 0.79%
BAE Systems plc	5,607	36
Senior plc	8,611	26
		62
Investments	Shares	U.S. $ Fair Value (000)
Banks 1.01%
Lloyds Banking Group plc	55,574	$45
Standard Chartered plc	3,677	34
		79

Biotechnology 0.32%
Myovant Sciences Ltd.*	1,456	25

Capital Markets 0.45%
BrightSphere Investment
Group plc	2,392	35

Chemicals 0.41%
Linde plc	176	32

Household Products 0.36%
Reckitt Benckiser Group plc	353	28

Information Technology Services 0.04%
Network International Holdings PLC*†	500	3

Metals & Mining 0.28%
Anglo American plc	854	22

Multi-Utilities 0.70%
National Grid plc	5,071	55

Personal Products 1.03%
Unilever NV CVA	1,340	81

Pharmaceuticals 0.83%
AstraZeneca plc ADR	1,722	65

Tobacco 0.62%
British American Tobacco plc	1,245	49

Wireless Telecommunication Services 0.48%
Vodafone Group plc	20,748	38
Total United Kingdom		574

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States 59.60%

Aerospace & Defense 1.52%
Boeing Co. (The)	113	$43
United Technologies Corp.	533	76
		119

Auto Components 0.22%
Lear Corp.	117	17

Banks 3.34%
Citigroup, Inc.	561	39
JPMorgan Chase & Co.	945	110
Signature Bank	286	38
Sterling Bancorp	2,044	44
Wells Fargo & Co.	650	31
		262

Beverages 1.68%
Coca-Cola Co. (The)	1,258	62
PepsiCo, Inc.	552	70
		132

Biotechnology 1.30%
AnaptysBio, Inc.*	318	23
BioMarin Pharmaceutical, Inc.*	447	38
Invitae Corp.*	625	15
Repligen Corp.*	386	26
		102

Capital Markets 1.02%
E*TRADE Financial Corp.	855	44
Tradeweb Markets, Inc. Class A*	131	5
Victory Capital Holdings, Inc. Class A*	1,889	31
		80

Chemicals 1.20%
Ashland Global Holdings, Inc.	510	41
Axalta Coating Systems Ltd.*	558	15
Dow, Inc.*	234	13
DowDuPont, Inc.	276	11
Element Solutions, Inc.	1,256	14
		94
Investments	Shares	U.S. $ Fair Value (000)
Commercial Services & Supplies 0.79%
Waste Management, Inc.	574	$62

Containers & Packaging 0.27%
Avery Dennison Corp.	191	21

Diversified Telecommunication Services 0.89%
Verizon Communications, Inc.	1,216	70

Electric: Utilities 1.36%
Evergy, Inc.	662	38
FirstEnergy Corp.	1,630	69
		107

Electrical Equipment 0.80%
AMETEK, Inc.	719	63

Electronic Equipment, Instruments & Components 0.99%
Corning, Inc.	1,132	36
Keysight Technologies, Inc.*	484	42
		78

Energy Equipment & Services 0.46%
Baker Hughes a GE Co.	589	14
National Oilwell Varco, Inc.	853	22
		36

Entertainment 0.97%
Netflix, Inc.*	62	23
Walt Disney Co. (The)	388	53
		76

Equity Real Estate Investment Trusts 1.58%
Alexandria Real Estate Equities, Inc.	491	70
Duke Realty Corp.	1,751	54
		124

Exchange-Traded Funds 6.59%
iShares MSCI Emerging Markets ETF	6,896	303
iShares MSCI Japan ETF	3,866	214
		517

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Food & Staples Retailing 0.96%
Sysco Corp.	720	$51
Walmart, Inc.	239	24
		75

Health Care Equipment & Supplies 1.68%
ABIOMED, Inc.*	58	16
Align Technology, Inc.*	134	43
Intuitive Surgical, Inc.*	56	29
Teleflex, Inc.	154	44
		132

Health Care Providers & Services 0.92%
Centene Corp.*	397	21
CVS Health Corp.	738	40
Guardant Health, Inc.*	170	11
		72

Hotels, Restaurants & Leisure 1.20%
Aramark	1,588	49
Chipotle Mexican Grill, Inc.*	65	45
		94

Household Products 0.90%
Procter & Gamble Co. (The)	671	71

Information Technology Services 3.11%
Conduent, Inc.*	2,956	38
DXC Technology Co.	734	48
Global Payments, Inc.	273	40
GoDaddy, Inc. Class A*	330	27
Mastercard, Inc. Class A	161	41
PayPal Holdings, Inc.*	442	50
		244

Insurance 1.46%
Axis Capital Holdings Ltd.	1,120	64
Torchmark Corp.	275	24
RenaissanceRe Holdings Ltd.	174	27
		115
Investments	Shares	U.S. $ Fair Value (000)
Interactive Media & Services 3.82%
Alphabet, Inc. Class A*	145	$174
Facebook, Inc. Class A*	433	84
IAC/InterActiveCorp.*	190	42
		300

Internet & Direct Marketing Retail 2.12%
Amazon.com, Inc.*	86	166

Life Sciences Tools & Services 0.43%
Agilent Technologies, Inc.	433	34

Machinery 1.54%
Dover Corp.	431	42
Flowserve Corp.	926	46
Stanley Black & Decker, Inc.	225	33
		121

Metals & Mining 0.19%
Nucor Corp.	257	15

Multi-Line Retail 0.87%
Dollar Tree, Inc.*	613	68

Multi-Utilities 0.76%
Sempra Energy	466	60

Oil, Gas & Consumable Fuels 1.98%
Concho Resources, Inc.	199	23
EOG Resources, Inc.	260	25
Marathon Petroleum Corp.	783	47
Noble Energy, Inc.	599	16
ONEOK, Inc.	190	13
Parsley Energy, Inc. Class A*	1,540	31
		155

Pharmaceuticals 2.37%
Merck & Co., Inc.	1,074	84
Pfizer, Inc.	1,375	56
Zoetis, Inc.	453	46
		186

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Road & Rail 0.34%
Lyft, Inc. Class A	56	$3
Old Dominion Freight Line, Inc.	161	24
		27

Semiconductors & Semiconductor Equipment 0.73%
Intel Corp.	648	33
Xilinx, Inc.	197	24
		57

Software 5.68%
Anaplan, Inc.*	233	9
Microsoft Corp.	1,471	192
Oracle Corp.	1,083	60
Pagerduty, Inc.*	139	6
Palo Alto Networks, Inc.*	184	46
Red Hat, Inc.*	158	29
RingCentral, Inc. Class A*	242	28
salesforce.com, Inc.*	289	48
Splunk, Inc.*	57	8
Ultimate Software Group, Inc. (The)*	57	19
Zoom Video Communications, Inc. Class A*	9	1
		446

Specialty Retail 1.62%
Foot Locker, Inc.	434	25
TJX Cos., Inc. (The)	1,401	77
Urban Outfitters, Inc.*	865	25
		127

Technology Hardware, Storage & Peripheral 1.33%
Apple, Inc.	517	104

Tobacco 0.40%
Philip Morris International, Inc.	359	31

Wireless Telecommunication Services 0.55%
T-Mobile US, Inc.*	583	43
Total United States		4,703
Total Common Stocks (cost $7,156,436)		7,644
Investments	Shares	U.S. $ Fair Value (000)
PREFERRED STOCK 0.23%

Germany

Automobiles
Volkswagen AG (cost $17,868)	$105	$18

	Principal Amount (000)
CONVERTIBLE BOND 0.18%

United States

Pharmaceuticals
Tilray, Inc.†(a) (cost $17,000)	17	14
Total Investments in Securities 97.84% (cost $7,191,304)		7,676
Cash, Foreign Cash and Other Assets in Excess Liabilities 2.16%		170
Net Assets 100.00%		$7,846

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
ETF	Exchange Traded Fund.
*	Non-income producing security
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	The security has an interest rate 5.00% with a maturity of 10/01/2023.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY RESEARCH FUND April 30, 2019

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia(3)	$23	$–	$–	$23
Belgium(3)	77	–	–	77
Brazil	35	–	–	35
Canada	127	–	–	127
China(3)	209	–	–	209
Denmark(3)	18	–	–	18
Finland	36	–	–	36
France(3)	649	–	–	649
Germany(3)	256	–	–	256
Hong Kong(3)	87	–	–	87
Ireland	64	–	–	64
Japan	–	245	–	245
Luxembourg(3)	44	–	–	44
Mexico	65	–	–	65
Netherlands(3)	160	–	–	160
Sweden	86	–	–	86
Switzerland(3)	100	–	–	100
Taiwan(3)	62	–	–	62
Thailand	24	–	–	24
United Kingdom(3)	574	–	–	574
United States	4,703	–	–	4,703
Preferred Stock(3)	18	–	–	18
Convertible Bond	–	14	–	14
Total	$7,417	$259	$–	$7,676

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $1,185,085 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on April 30, 2019.

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)

GLOBAL SELECT EQUITY FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.71%

Canada 0.98%

Metals & Mining
Lundin Mining Corp.	4,689	$25

China 0.78%

Hotels, Restaurants & Leisure
Yum China Holdings, Inc.	428	20

Finland 0.58%

Communications Equipment
Nokia OYJ ADR	2,902	15

France 8.73%

Beverages 1.40%
Pernod Ricard SA	208	36

Diversified Telecommunication Services 1.75%
Orange SA	2,836	45

Food Products 2.14%
Danone SA	684	55

Oil, Gas & Consumable Fuels 1.68%
Total SA	775	43

Pharmaceuticals 0.94%
Sanofi	280	24

Software 0.82%
Ubisoft Entertainment SA*	215	21
Total France		224

Germany 4.25%

Industrial Conglomerates 1.17%
Siemens AG Registered Shares	252	30

Insurance 1.52%
Allianz SE Registered Shares	160	39
Investments	Shares	U.S. $ Fair Value (000)
Software 1.56%
SAP SE	315	$40
Total Germany		109

India 1.99%

Banks
ICICI Bank Ltd. ADR	4,427	51

Ireland 4.09%

Banks
AIB Group plc	5,180	24
Bank of Ireland Group plc	12,650	81
Total Ireland		105

Italy 0.78%

Banks
Mediobanca Banca di Credito Finanziario SpA	1,897	20

Japan 4.64%

Automobiles 1.05%
Toyota Motor Corp.	433	27

Food & Staples Retailing 1.21%
Seven & i Holdings Co., Ltd.	881	31

Household Durables 1.17%
Sony Corp.	605	30

Personal Products 1.21%
Shiseido Co., Ltd.	400	31
Total Japan		119

Luxembourg 1.49%

Real Estate Management & Development
Aroundtown SA	4,714	38

Mexico 2.61%

Banks 1.48%
Grupo Financiero Banorte SAB de CV	5,932	38

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL SELECT EQUITY FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Mexico (continued)

Construction Materials 1.13%
Cemex SAB de CV ADR*	6,400	$29
Total Mexico		67

Netherlands 3.27%

Banks 1.17%
ING Groep NV	2,395	30

Health Care Equipment & Supplies 1.09%
Koninklijke Philips NV	655	28

Semiconductors & Semiconductor Equipment 1.01%
ASML Holding NV	124	26
Total Netherlands		84

Portugal 1.87%

Commercial Banks
Banco Comercial Portugues SA*	170,007	48

South Korea 0.31%

Electrical Equipment
WONIK IPS Co. Ltd.	334	8

Spain 0.94%

Banks
Banco Bilbao Vizcaya Argentaria SA	4,040	24

Switzerland 3.70%

Food Products 1.36%
Nestle SA Registered Shares	358	35

Pharmaceuticals 2.34%
Novartis AG Registered Shares	738	60
Total Switzerland		95
Investments	Shares	U.S. $ Fair Value (000)
Thailand 0.51%

Health Care Providers & Services
Bangkok Dusit Medical Services PCL	15,717	$13

United Kingdom 10.41%

Banks 2.57%
Royal Bank of Scotland Group PLC	21,250	66

Household Products 0.94%
Reckitt Benckiser Group plc	300	24

Multi-Utilities 1.40%
National Grid plc	3,289	36

Personal Products 2.81%
Unilever NV CVA	1,183	72

Pharmaceuticals 1.29%
AstraZeneca plc	448	33

Wireless Telecommunication Services 1.40%
Vodafone Group plc	19,355	36
Total United Kingdom		267

United States 43.78%

Air Freight & Logistics 1.25%
United Parcel Service, Inc. Class B	304	32

Airlines 1.72%
Alaska Air Group, Inc.	279	17
Southwest Airlines Co.	501	27
		44

Banks 1.72%
Bank of America Corp.	599	18
Citigroup, Inc.	369	26
		44

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

GLOBAL SELECT EQUITY FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Beverages 3.35%
Coca-Cola Co. (The)	1,223	$60
PepsiCo, Inc.	202	26
		86

Biotechnology 1.13%
BioMarin Pharmaceutical, Inc.*	242	21
Myovant Sciences Ltd. (United Kingdom)*(a)	490	8
		29

Capital Markets 1.60%
E*TRADE Financial Corp.	764	39
Tradeweb Markets, Inc. Class A*	57	2
		41

Chemicals 1.72%
Axalta Coating Systems Ltd.*	557	15
Dow, Inc.*	217	12
DowDuPont, Inc.	441	17
		44

Electric: Utilities 0.58%
FirstEnergy Corp.	354	15

Electrical Equipment 1.05%
AMETEK, Inc.	309	27

Electronic Equipment, Instruments & Components 0.90%
Corning, Inc.	708	23

Entertainment 3.16%
AMC Entertainment Holdings, Inc. Class A	1,263	19
Walt Disney Co. (The)	448	62
		81

Equity Real Estate Investment Trusts 1.09%
Alexandria Real Estate Equities, Inc.	194	28

Health Care Providers & Services 1.87%
CVS Health Corp.	890	48
Investments	Shares	U.S. $ Fair Value (000)
Hotels, Restaurants & Leisure 1.83%
Aramark	862	$27
McDonald’s Corp.	100	20
		47

Information Technology Services 3.70%
Conduent, Inc.*	2,603	34
DXC Technology Co.	573	38
Mastercard, Inc. Class A	92	23
		95

Insurance 1.17%
Axis Capital Holdings Ltd.	531	30

Interactive Media & Services 2.69%
Alphabet, Inc. Class A*	41	49
IAC/InterActiveCorp.*	89	20
		69

Machinery 1.52%
Pentair plc	549	21
Stanley Black & Decker, Inc.	121	18
		39

Media 1.17%
Charter Communications, Inc. Class A*	82	30

Multi-Line Retail 1.36%
Dollar Tree, Inc.*	313	35

Multi-Utilities 1.01%
Sempra Energy	205	26

Oil, Gas & Consumable Fuels 2.50%
EOG Resources, Inc.	115	11
Marathon Petroleum Corp.	371	23
Noble Energy, Inc.	654	18
Parsley Energy, Inc. Class A*	612	12
		64

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL SELECT EQUITY FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Pharmaceuticals 1.64%
Merck & Co., Inc.	301	$24
Pfizer, Inc.	439	18
		42

Software 1.13%
Microsoft Corp.	218	29

Specialty Retail 1.01%
TJX Cos., Inc. (The)	482	26

Wireless Telecommunication Services 1.91%
T-Mobile US, Inc.*	672	49
Total United States		1,123
Total Common Stocks (cost $2,427,263)		2,455
Total Investments in Securities 95.71% (cost $2,427,263)		2,455
Cash, Foreign Cash and Other Assets in Excess Liabilities(b) 4.29%		110
Net Assets 100.00%		$2,565

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at April 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	5/20/2019	178,000	$202,632	$199,940	$2,692

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(concluded)

GLOBAL SELECT EQUITY FUND April 30, 2019

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Canada	$25	$–	$–	$25
Finland	15	–	–	15
France(3)	224	–	–	224
Germany(3)	109	–	–	109
India	51	–	–	51
Ireland(3)	126	–	–	126
Italy	20	–	–	20
Japan	–	119	–	119
Luxembourg(3)	38	–	–	38
Mexico	67	–	–	67
Netherlands(3)	156	–	–	156
Portugal	48	–	–	48
South Korea	8	–	–	8
Spain(3)	24	–	–	24
Switzerland(3)	95	–	–	95
Thailand	13	–	–	13
United Kingdom(3)	196	–	–	196
United States	1,121	–	–	1,121
Total	$2,336	$119	$–	$2,455
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3	$–	$3
Liabilities	–	–	–	–
Total	$–	$3	$–	$3

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $1,418,148 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on April 30, 2019.

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.45%

Aerospace & Defense 3.37%
Boeing Co. (The)	91,170	$34,434
HEICO Corp.	450,146	47,504
Teledyne Technologies, Inc.*	186,605	46,373
Total		128,311

Biotechnology 5.23%
Amarin Corp. plc ADR*	1,505,366	28,150
Argenx SE ADR*	211,224	27,052
Blueprint Medicines Corp.*	291,554	22,044
Exact Sciences Corp.*	400,337	39,509
Sage Therapeutics, Inc.*	135,562	22,806
Sarepta Therapeutics, Inc.*	195,373	22,847
Vertex Pharmaceuticals, Inc.*	215,128	36,352
Total		198,760

Capital Markets 2.31%
MarketAxess Holdings, Inc.	157,717	43,897
MSCI, Inc.	195,456	44,052
Total		87,949

Communications Equipment 2.48%
Arista Networks, Inc.*	149,837	46,793
Ubiquiti Networks, Inc.	278,082	47,399
Total		94,192

Diversified Consumer Services 0.84%
Chegg, Inc.*	895,453	31,923

Electrical Equipment 1.27%
AMETEK, Inc.	545,426	48,090

Electronic Equipment, Instruments & Components 0.96%
Keysight Technologies, Inc.*	419,653	36,522

Entertainment 5.82%
Live Nation Entertainment, Inc.*	1,031,817	67,419
Netflix, Inc.*	143,316	53,104
Walt Disney Co. (The)	424,344	58,122
Investments	Shares	Fair Value (000)
World Wrestling Entertainment, Inc. Class A	506,745	$42,491
Total		221,136

Equity Real Estate Investment Trusts 1.03%
American Tower Corp.	200,767	39,210

Health Care Equipment & Supplies 4.46%
Align Technology, Inc.*	128,484	41,716
Danaher Corp.	209,870	27,795
DexCom, Inc.*	229,643	27,803
Glaukos Corp.*	395,020	28,493
Penumbra, Inc.*	159,388	21,438
Tandem Diabetes Care, Inc.*	366,437	22,503
Total		169,748

Hotels, Restaurants & Leisure 4.37%
Chipotle Mexican Grill, Inc.*	69,761	47,999
Planet Fitness, Inc. Class A*	1,054,878	79,854
Starbucks Corp.	494,478	38,411
Total		166,264

Household Durables 0.92%
iRobot Corp.*	173,696	17,984
Roku, Inc.*	264,492	16,819
Total		34,803

Industrial Conglomerates 1.37%
Roper Technologies, Inc.	144,973	52,147

Information Technology Services 11.94%
EPAM Systems, Inc.*	229,350	41,136
Mastercard, Inc. Class A	428,863	109,034
Okta, Inc.*	543,407	56,531
PayPal Holdings, Inc.*	731,954	82,543
Shopify, Inc. Class A (Canada)*(a)	195,705	47,660
Twilio, Inc. Class A*	412,135	56,520
Visa, Inc. Class A	368,965	60,669
Total		454,093

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2019

Investments	Shares	Fair Value (000)
Interactive Media & Services 6.36%
Alphabet, Inc. Class A*	137,253	$164,561
Facebook, Inc. Class A*	145,927	28,222
Match Group, Inc.	812,801	49,093
Total		241,876

Internet & Direct Marketing Retail 9.21%
Alibaba Group Holding Ltd. ADR*	457,389	84,877
Amazon.com, Inc.*	83,265	160,412
Etsy, Inc.*	683,566	46,168
MercadoLibre, Inc. (Argentina)*(a)	121,171	58,664
Total		350,121

Leisure Products 1.23%
YETI Holdings, Inc.*	1,307,977	46,669

Life Sciences Tools & Services 1.24%
Thermo Fisher Scientific, Inc.	170,543	47,317

Pharmaceuticals 1.97%
GW Pharmaceuticals plc ADR*	262,057	44,369
Zoetis, Inc.	298,328	30,382
Total		74,751

Road & Rail 0.19%
Lyft, Inc. Class A*	120,708	7,218

Semiconductors & Semiconductor Equipment 5.21%
Advanced Micro Devices, Inc.*	1,322,182	36,532
Monolithic Power Systems, Inc.	243,872	37,973
QUALCOMM, Inc.	761,327	65,573
Universal Display Corp.	119,032	18,998
Xilinx, Inc.	324,553	38,992
Total		198,068
Investments	Shares	Fair Value (000)
Software 21.83%
Alteryx, Inc. Class A*	430,339	$38,145
Atlassian Corp. plc Class A (Australia)*(a)	362,379	39,916
Elastic NV*	292,225	25,000
Everbridge, Inc.*	634,276	46,867
Five9, Inc.*	862,564	45,776
HubSpot, Inc.*	255,323	47,105
Intuit, Inc.	166,488	41,799
Microsoft Corp.	941,542	122,965
Paycom Software, Inc.*	295,862	59,921
RingCentral, Inc. Class A*	432,150	50,289
salesforce.com, Inc.*	368,137	60,871
ServiceNow, Inc.*	248,577	67,491
Trade Desk, Inc. (The) Class A*	299,125	66,250
Workday, Inc. Class A*	243,572	50,086
Zoom Video Communications, Inc. Class A*	323,673	23,457
Zscaler, Inc.*	646,627	44,171
Total		830,109

Specialty Retail 1.02%
Tractor Supply Co.	376,018	38,918

Technology Hardware, Storage & Peripherals 1.11%
Apple, Inc.	210,765	42,294

Textiles, Apparel & Luxury Goods 2.71%
Lululemon Athletica, Inc. (Canada)*(a)	301,164	53,110
NIKE, Inc. Class B	566,279	49,736
Total		102,846
Total Common Stocks (cost $3,151,228,866)		3,743,335

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.51%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $57,600,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $58,567,219; proceeds: $57,417,197 (cost $57,414,884)	$57,415	$57,415
Total Investments in Securities 99.96% (cost $3,208,643,750)		3,800,750
Cash and Other Assets in Excess of Liabilities 0.04%		1,364
Net Assets 100.00%		$3,802,114

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$3,743,335	$–	$–	$3,743,335
Short-Term Investment
Repurchase Agreement	–	57,415	–	57,415
Total	$3,743,335	$57,415	$–	$3,800,750

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2019.

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.24%

Australia 2.78%

Banks 1.06%
Westpac Banking Corp.	297,700	$5,773

Metals & Mining 1.72%
BHP Group Ltd.	355,926	9,384
Total Australia		15,157

Belgium 0.99%

Banks
KBC Group NV	72,870	5,396

Brazil 2.80%

Banks 1.85%
Banco do Brasil SA	272,600	3,454
Itau Unibanco Holding SA ADR	767,969	6,643
		10,097

Wireless Telecommunication Services 0.95%
TIM Participacoes SA	1,731,400	5,162
Total Brazil		15,259

Canada 3.85%

Aerospace & Defense 1.26%
CAE, Inc.	296,600	6,899

Entertainment 0.82%
Entertainment One Ltd.	721,042	4,481

Metals & Mining 1.17%
Lundin Mining Corp.	1,192,000	6,397

Oil, Gas & Consumable Fuels 0.60%
Suncor Energy, Inc.	98,500	3,248
Total Canada		21,025

China 5.84%

Insurance 1.08%
Ping An Insurance Group Co. of China Ltd. Class H	490,000	5,900
Investments	Shares	U.S. $ Fair Value (000)
Interactive Media & Services 1.28%
Tencent Holdings Ltd.	141,500	$6,999

Internet & Direct Marketing Retail 2.46%
Alibaba Group Holding Ltd. ADR*	72,178	13,394

Oil, Gas & Consumable Fuels 0.52%
CNOOC Ltd.	1,562,000	2,823

Real Estate Management & Development 0.50%
Logan Property Holdings Co., Ltd.	1,726,000	2,750
Total China		31,866

Denmark 1.24%

Insurance
Tryg A/S	220,586	6,740

Finland 0.63%

Communications Equipment
Nokia OYJ	650,644	3,414

France 13.41%

Aerospace & Defense 1.29%
Safran SA	48,244	7,029

Beverages 1.37%
Pernod Ricard SA	42,961	7,486

Construction & Engineering 2.06%
Vinci SA	111,418	11,249

Diversified Telecommunication Services 0.79%
Orange SA	276,040	4,324

Entertainment 1.33%
Vivendi SA	249,830	7,249

Food Products 1.09%
Danone SA	73,364	5,931

Oil, Gas & Consumable Fuels 1.72%
Total SA	168,365	9,356

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Personal Products 1.17%
L’Oreal SA	23,202	$6,378

Pharmaceuticals 1.01%
Sanofi	63,417	5,512

Textiles, Apparel & Luxury Goods 1.58%
LVMH Moet Hennessy Louis Vuitton SE	22,034	8,626
Total France		73,140

Germany 9.95%

Auto Components 1.20%
Continental AG	39,477	6,525

Automobiles 1.03%
Volkswagen AG	31,375	5,609

Chemicals 1.34%
Symrise AG	75,986	7,304

Industrial Conglomerates 0.54%
Rheinmetall AG	25,860	2,967

Insurance 2.12%
Allianz SE Registered Shares	48,125	11,594

Real Estate Management & Development 0.90%
Vonovia SE	98,065	4,891

Semiconductors & Semiconductor Equipment 1.00%
Infineon Technologies AG	230,313	5,431

Software 1.82%
SAP SE	77,435	9,952
Total Germany		54,273

Hong Kong 5.36%

Auto Components 0.50%
Xinyi Glass Holdings Ltd.	2,374,000	2,711

Capital Markets 0.79%
Hong Kong Exchanges & Clearing Ltd.	123,600	4,286
Investments	Shares	U.S. $ Fair Value (000)
Hotels, Restaurants & Leisure 0.74%
Galaxy Entertainment Group Ltd.	543,000	$4,060

Insurance 2.56%
AIA Group Ltd.	1,372,000	13,983

Real Estate Investment Trusts 0.77%
Kerry Properties Ltd.	988,500	4,221
Total Hong Kong		29,261

India 2.90%

Banks
HDFC Bank Ltd. ADR	58,608	6,719
ICICI Bank Ltd. ADR	794,539	9,098
Total India		15,817

Indonesia 2.74%

Banks
Bank Mandiri Persero Tbk PT	9,228,200	5,003
Bank Rakyat Indonesia Persero Tbk PT	32,417,300	9,941
Total Indonesia		14,944

Ireland 3.58%
Banks 0.52%
Bank of Ireland Group plc	447,933	2,859

Construction Materials 1.21%
CRH plc	197,145	6,581

Information Technology Services 1.07%
Accenture plc Class A	32,013	5,848

Life Sciences Tools & Services 0.78%
ICON plc*	30,964	4,229
Total Ireland		19,517

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Israel 1.42%

Software
Nice Ltd. ADR*	56,061	$7,729

Japan 11.52%

Automobiles 1.36%
Toyota Motor Corp.	119,600	7,404

Building Products 0.99%
Daikin Industries Ltd.	42,400	5,398

Chemicals 0.48%
Kansai Paint Co., Ltd.	136,300	2,599

Commercial Services & Supplies 0.96%
Secom Co. Ltd.	62,500	5,258

Construction & Engineering 1.11%
Taisei Corp.	137,700	6,059

Electrical Equipment 1.48%
Nidec Corp.	56,500	8,070

Health Care Equipment & Supplies 1.57%
Hoya Corp.	121,000	8,546

Household Durables 0.52%
Sony Corp.	56,700	2,856

Machinery 0.86%
Komatsu Ltd.	182,800	4,722

Personal Products 1.28%
Shiseido Co., Ltd.	88,500	6,961

Trading Companies & Distributors 0.91%
Mitsubishi Corp.	180,800	4,981
Total Japan		62,854

Luxembourg 0.57%

Multi-Line Retail
B&M European Value Retail SA	603,729	3,106
Investments	Shares	U.S. $ Fair Value (000)
Netherlands 3.46%

Health Care Equipment & Supplies 0.79%
Koninklijke Philips NV	101,376	$4,317

Oil, Gas & Consumable Fuels 1.56%
Royal Dutch Shell plc B Shares	264,057	8,486

Semiconductors & Semiconductor Equipment 1.11%
ASML Holding NV	29,234	6,083
Total Netherlands		18,886

Philippines 0.92%

Banks
Metropolitan Bank & Trust Co.	3,527,564	5,026

Russia 1.15%
Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	73,980	6,272

Singapore 1.62%

Banks
United Overseas Bank Ltd.	430,500	8,809

South Korea 1.71%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	237,054	9,304

Sweden 2.20%

Banks 0.95%
Svenska Handelsbanken AB	473,942	5,173

Communications Equipment 0.68%
Telefonaktiebolaget LM Ericsson B Shares	377,061	3,732

Oil, Gas & Consumable Fuels 0.57%
Lundin Petroleum AB	94,516	3,093
Total Sweden		11,998

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 4.85%

Food Products 1.97%
Nestle SA Registered Shares	111,708	$10,749

Health Care Equipment & Supplies 0.23%
Alcon, Inc.*	22,277	1,283

Insurance 1.58%
Swiss Life Holding AG Registered Shares	18,313	8,611

Pharmaceuticals 1.07%
Novartis AG Registered Shares	71,206	5,815
Total Switzerland		26,458

Taiwan 1.48%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	184,833	8,099

United Kingdom 9.62%

Banks 0.88%
Royal Bank of Scotland Group PLC	1,539,028	4,808

Information Technology Services 0.24%
Network International Holdings PLC*†	190,000	1,291

Metals & Mining 1.70%
Anglo American plc	359,469	9,288

Multi-Utilities 1.04%
National Grid plc	522,934	5,701

Oil, Gas & Consumable Fuels 1.04%
BP plc	775,596	5,654

Paper & Forest Products 0.91%
Mondi plc	225,411	4,940

Personal Products 1.06%
Unilever NV CVA	95,531	5,782

Pharmaceuticals 1.74%
AstraZeneca plc	126,872	9,473
Investments	Shares	U.S. $ Fair Value (000)
Trading Companies & Distributors 1.01%
Ashtead Group plc	198,869	$5,503
Total United Kingdom		52,440

United States 0.65%

Insurance
Axis Capital Holdings Ltd.	62,430	3,549
Total Common Stocks (cost $491,993,788)		530,339

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.50%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $2,735,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $2,780,926; proceeds: $2,726,263 (cost $2,726,154)	$2,726	2,726
Total Investments in Securities 97.74% (cost $494,719,942)		533,065
Foreign Cash and Other Assets in Excess of Liabilities 2.26%		12,333
Net Assets 100.00%		$545,398

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND April 30, 2019

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia(3)	$15,157	$–	$–	$15,157
Belgium	5,396	–	–	5,396
Brazil	15,259	–	–	15,259
Canada	21,025	–	–	21,025
China(3)	31,866	–	–	31,866
Denmark	6,740	–	–	6,740
Finland	3,414	–	–	3,414
France(3)	73,140	–	–	73,140
Germany(3)	54,273	–	–	54,273
Hong Kong(3)	29,261	–	–	29,261
India	15,817	–	–	15,817
Indonesia(3)	14,944	–	–	14,944
Ireland(3)	19,517	–	–	19,517
Israel	7,729	–	–	7,729
Japan	–	62,854	–	62,854
Luxembourg(3)	3,106	–	–	3,106
Netherlands(3)	18,886	–	–	18,886
Philippines(3)	5,026	–	–	5,026
Russia	6,272	–	–	6,272
Singapore(3)	8,809	–	–	8,809
South Korea	9,304	–	–	9,304
Sweden	11,998	–	–	11,998
Switzerland(3)	26,458	–	–	26,458
Taiwan	8,099	–	–	8,099
United Kingdom(3)	52,440	–	–	52,440
United States	3,549	–	–	3,549
Short-Term Investment
Repurchase Agreement	–	2,726	–	2,726
Total	$467,485	$65,580	$–	$533,065

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $262,397,288 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on April 30, 2019.

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2019

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 96.98%

Australia 2.84%

Auto Components 1.06%
GUD Holdings Ltd.	812,229	$6,768

Beverages 0.33%
Coca-Cola Amatil Ltd.	345,395	2,142

Diversified Financial Services 0.56%
IMF Bentham Ltd.	1,833,842	3,568

Electric: Utilities 0.89%
AusNet Services	4,515,102	5,650
Total Australia		18,128

Belgium 0.55%

Wireless Telecommunication Services
Orange Belgium SA	166,663	3,492

Canada 7.75%

Aerospace & Defense 1.27%
CAE, Inc.	346,900	8,069

Entertainment 2.00%
Entertainment One Ltd.	2,055,007	12,772

Metals & Mining 1.45%
Lundin Mining Corp.	1,717,600	9,218

Oil, Gas & Consumable Fuels 1.78%
Africa Oil Corp.*	1,436,615	1,317
Canacol Energy Ltd.*	1,025,100	3,060
Vermilion Energy, Inc.	272,600	6,961
		11,338

Paper & Forest Products 1.21%
Interfor Corp.*	619,600	7,724

Software 0.04%
Lightspeed POS, Inc.*	14,600	272
Total Canada		49,393
		U.S. $
		Fair Value
Investments	Shares	(000)
Denmark 1.79%

Construction & Engineering 1.35%
FLSmidth & Co. A/S	171,935	$8,627

Insurance 0.44%
Tryg A/S	91,160	2,786
Total Denmark		11,413

Finland 1.47%

Health Care Providers & Services 0.46%
Terveystalo OYJ†*	295,532	2,977

Trading Companies & Distributors 1.01%
Cramo OYJ	305,633	6,427
Total Finland		9,404

France 2.63%

Biotechnology 0.58%
Genfit ADR*	148,580	3,726

Construction Materials 0.62%
Vicat SA	75,301	3,978

Health Care Providers & Services 1.43%
Korian SA	226,129	9,095
Total France		16,799

Germany 6.95%

Biotechnology 0.66%
MorphoSys AG*	42,161	4,180

Industrial Conglomerates 0.79%
Rheinmetall AG	43,777	5,023

Interactive Media & Services 0.99%
XING SE	17,070	6,347

Life Sciences Tools & Services 0.59%
Gerresheimer AG	50,248	3,776

Machinery 1.57%
Deutz AG	1,014,285	9,989

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2019

		U.S. $
		Fair Value
Investments	Shares	(000)
Germany (continued)

Real Estate Management & Development 2.35%
LEG Immobilien AG	59,793	$6,958
PATRIZIA Immobilien AG	386,512	8,050
		15,008
Total Germany		44,323

Hong Kong 6.31%

Auto Components 1.57%
Xinyi Glass Holdings Ltd.	8,768,000	10,014

Consumer Finance 1.25%
Sun Hung Kai & Co., Ltd.	15,950,000	7,950

Hotels, Restaurants & Leisure 0.86%
Melco International Development Ltd.	2,237,000	5,486

Pharmaceuticals 0.82%
SSY Group Ltd.	5,544,000	5,237

Real Estate Management & Development 0.47%
Kerry Properties Ltd.	705,000	3,011

Semiconductors & Semiconductor Equipment 1.19%
ASM Pacific Technology Ltd.	654,500	7,580

Textiles, Apparel & Luxury Goods 0.15%
Stella International Holdings Ltd.	521,977	927
Total Hong Kong		40,205

India 0.78%

Consumer Finance
Satin Creditcare Network Ltd.*	1,054,223	4,991

Indonesia 0.73%

Banks 0.54%
Bank Tabungan Negara Persero Tbk PT	19,297,400	3,426
		U.S. $
		Fair Value
Investments	Shares	(000)
Consumer Finance 0.19%
PT Clipan Finance Indonesia Tbk*	52,233,850	$1,217
Total Indonesia		4,643

Ireland 6.95%

Beverages 1.17%
C&C Group plc	1,964,765	7,459

Equity Real Estate Investment Trusts 1.55%
Hibernia REIT plc	6,149,489	9,863

Health Care Providers & Services 1.44%
UDG Healthcare plc	1,073,931	9,201

Household Durables 2.14%
Cairn Homes plc*	3,361,909	4,834
Glenveagh Properties plc*†	9,565,697	8,766
		13,600

Information Technology Services 0.65%
Keywords Studios plc	204,613	4,154
Total Ireland		44,277

Israel 0.61%

Food Products
Strauss Group Ltd.	151,387	3,860

Italy 4.70%

Auto Components 0.90%
Brembo SpA	437,351	5,739

Capital Markets 0.96%
Anima Holding SpA†	1,544,399	6,142

Construction Materials 1.52%
Buzzi Unicem SpA	435,695	9,691

Diversified Financial Services 0.76%
doBank SpA†	345,397	4,866

Textiles, Apparel & Luxury Goods 0.56%
Brunello Cucinelli SpA	97,843	3,551
Total Italy		29,989

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2019

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan 20.98%

Chemicals 0.96%
Kansai Paint Co., Ltd.	319,700	$6,096

Construction & Engineering 1.50%
SHO-BOND Holdings Co., Ltd.	138,700	9,532

Containers & Packaging 0.83%
Fuji Seal International, Inc.	150,700	5,270

Distributors 1.25%
PALTAC Corp.	144,200	7,964

Electronic Equipment, Instruments & Components 4.08%
Azbil Corp.	401,000	9,652
Hitachi High-Technologies Corp.	186,800	8,326
Iriso Electronics Co., Ltd.	68,900	3,586
Topcon Corp.	364,700	4,432
		25,996

Entertainment 0.74%
Capcom Co., Ltd.	208,000	4,693

Equity Real Estate Investment Trusts 1.40%
GLP J-REIT	8,283	8,913

Food Products 0.96%
Nichirei Corp.	265,300	6,147

Health Care Providers & Services 0.71%
Japan Lifeline Co., Ltd.	286,500	4,544

Hotels, Restaurants & Leisure 0.46%
HIS Co., Ltd.	91,600	2,926

Information Technology Services 0.76%
NS Solutions Corp.	180,300	4,844

Machinery 1.98%
CKD Corp.	662,500	7,705
DMG Mori Co., Ltd.	343,100	4,948
		12,653
		U.S. $
		Fair Value
Investments	Shares	(000)
Professional Services 1.49%
TechnoPro Holdings, Inc.	158,400	$9,531

Real Estate Management & Development 1.28%
Kenedix, Inc.	1,717,000	8,176

Specialty Retail 1.18%
Bic Camera, Inc.	314,700	3,376
United Arrows Ltd.	131,800	4,163
		7,539

Thrifts & Mortgage Finance 0.85%
Aruhi Corp.	303,200	5,415

Wireless Telecommunication Services 0.55%
Okinawa Cellular Telephone Co.	112,600	3,534
Total Japan		133,773

Netherlands 3.79%

Air Freight & Logistics 0.36%
PostNL NV	894,108	2,315

Hotels, Restaurants & Leisure 1.44%
Basic-Fit NV*†	258,804	9,173

Insurance 0.68%
ASR Nederland NV	97,506	4,331

Machinery 1.31%
Aalberts NV	212,253	8,332
Total Netherlands		24,151

Philippines 2.49%

Industrial Conglomerates 1.15%
Alliance Global
Group, Inc.	25,443,600	7,304

Real Estate Management & Development 1.34%
Filinvest Land, Inc.	289,015,000	8,541
Total Philippines		15,845

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2019

		U.S. $
		Fair Value
Investments	Shares	(000)
Portugal 2.03%

Banks 0.76%
Banco Comercial Portugues SA*	17,152,316	$4,812

Multi-Utilities 1.27%
REN - Redes Energeticas Nacionais SGPS SA	2,831,745	8,099
Total Portugal		12,911

South Korea 1.63%

Food & Staples Retailing 0.53%
GS Retail Co., Ltd.	100,762	3,377

Semiconductors & Semiconductor Equipment 1.10%
WONIK IPS Co., Ltd.	293,739	7,028
Total South Korea		10,405

Spain 3.36%

Food Products 1.04%
Ebro Foods SA	312,961	6,599

Household Durables 0.24%
Neinor Homes SA*†	132,608	1,510

Professional Services 1.37%
Applus Services SA	697,045	8,740

Real Estate Management & Development 0.71%
Aedas Homes SAU*†	182,975	4,556
Total Spain		21,405

Sweden 3.37%

Commercial Services & Supplies 2.81%
Bravida Holding AB†	975,639	8,542
Loomis AB Class B	254,053	9,389
		17,931

Food & Staples Retailing 0.56%
Axfood AB	193,374	3,548
Total Sweden		21,479
		U.S. $
		Fair Value
Investments	Shares	(000)
Switzerland 1.86%

Containers & Packaging 1.10%
SIG Combibloc Group AG*	717,573	$6,986

Machinery 0.76%
Sulzer AG	46,251	4,870
Total Switzerland		11,856

Taiwan 0.67%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	635,000	4,295

United Kingdom 10.00%

Aerospace & Defense 1.08%
Senior plc	2,287,066	6,913

Beverages 1.42%
Britvic plc	760,943	9,064

Capital Markets 1.04%
Man Group plc	3,231,378	6,599

Consumer Finance 1.27%
Arrow Global Group plc	3,217,348	8,106

Information Technology Services 0.24%
Network International Holdings plc*†	222,900	1,514

Insurance 1.01%
Axis Capital Holdings Ltd.	113,071	6,428

Machinery 0.89%
Concentric AB	351,622	5,642

Media 0.64%
Huntsworth plc	3,510,333	4,074

Multi-Line Retail 1.44%
B&M European Value Retail SA	1,782,073	9,167

Pharmaceuticals 0.97%
Dechra Pharmaceuticals plc	179,195	6,216
Total United Kingdom		63,723

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2019

		U.S. $
		Fair Value
Investments	Shares	(000)
United States 1.14%

Exchange-Traded Funds
VanEck Vectors Junior Gold Miners	248,161	$7,279

Vietnam 1.60%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	2,348,855	10,215
Total Common Stocks (cost $642,360,899)		618,254
	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.06%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $13,545,000 of U.S. Treasury Note at 1.375% due 5/31/2021 value: $13,367,710; proceeds: $13,103,332 (cost $13,102,804)	$13,103	$13,103
Total Investments in Securities 99.04% (cost $655,463,703)		631,357
Cash, Foreign Cash and Other Assets in Excess of Liabilities 0.96%		6,144
Net Assets 100.00%		$637,501

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2019

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia(3)	$18,128	$–	$–	$18,128
Belgium	3,492	–	–	3,492
Canada(3)	49,393	–	–	49,393
Denmark(3)	11,413	–	–	11,413
Finland(3)	9,404	–	–	9,404
France(3)	16,799	–	–	16,799
Germany(3)	44,323	–	–	44,323
Hong Kong(3)	40,205	–	–	40,205
India(3)	4,991	–	–	4,991
Indonesia(3)	4,643	–	–	4,643
Ireland(3)	44,277	–	–	44,277
Israel(3)	3,860	–	–	3,860
Italy(3)	29,989	–	–	29,989
Japan(3)	–	133,773	–	133,773
Netherlands(3)	24,151	–	–	24,151
Philippines(3)	15,845	–	–	15,845
Portugal(3)	12,911	–	–	12,911
South Korea(3)	10,405	–	–	10,405
Spain(3)	21,405	–	–	21,405
Sweden(3)	21,479	–	–	21,479
Switzerland	11,856	–	–	11,856
Taiwan(3)	4,295	–	–	4,295
United Kingdom(3)	63,723	–	–	63,723
United States	7,279	–	–	7,279
Vietnam	10,215	–	–	10,215
Short-Term Investment
Repurchase Agreement	–	13,103	–	13,103
Total	$484,481	$146,876	$–	$631,357

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $11,951,543 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(l)) on April 30, 2019. Securities in the amount of $395,762,121 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on April 30, 2019.

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.00%

Australia 2.59%

Capital Markets 1.13%
Macquarie Group Ltd.	82,429	$7,827

Metals & Mining 1.46%
BHP Group Ltd.	382,059	10,073
Total Australia		17,900

Belgium 2.75%

Beverages 0.95%
Anheuser-Busch InBev SA	73,945	6,574

Insurance 1.80%
Ageas	235,755	12,428
Total Belgium		19,002

Canada 3.63%

Banks 1.56%
Royal Bank of Canada	135,700	10,815

Metals & Mining 1.09%
Lundin Mining Corp.	1,410,755	7,571

Oil, Gas & Consumable Fuels 0.98%
Pembina Pipeline Corp.	189,100	6,761
Total Canada		25,147

China 2.95%

Banks 1.16%
China Construction Bank Corp. Class H	9,112,000	8,050

Oil, Gas & Consumable Fuels 1.07%
CNOOC Ltd.	4,080,000	7,375

Real Estate Management & Development 0.72%
Logan Property Holdings Co., Ltd.	3,118,000	4,968
Total China		20,393

Denmark 1.13%

Insurance
Tryg A/S	256,337	7,833
Investments	Shares	U.S. $ Fair Value (000)
Finland 1.55%

Communications Equipment
Nokia OYJ	2,040,560	$10,709

France 9.50%

Automobiles 0.86%
Renault SA	87,540	5,972

Banks 1.47%
BNP Paribas SA	191,718	10,203

Construction & Engineering 0.74%
Vinci SA	50,884	5,138

Food Products 1.54%
Danone SA	131,517	10,632

Oil, Gas & Consumable Fuels 2.26%
Total SA	281,502	15,643

Pharmaceuticals 2.63%
Sanofi	209,155	18,178
Total France		65,766

Germany 13.84%

Air Freight & Logistics 1.49%
Deutsche Post AG Registered Shares	297,716	10,318

Auto Components 1.51%
Continental AG	63,350	10,470

Automobiles 1.41%
Volkswagen AG	54,673	9,775

Chemicals 1.76%
BASF SE	150,033	12,198

Hotels, Restaurants & Leisure 0.76%
TUI AG	472,798	5,264

Industrial Conglomerates 1.66%
Siemens AG Registered Shares	95,773	11,466

Insurance 3.48%
Allianz SE Registered Shares	99,993	24,090

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Pharmaceuticals 0.89%
Bayer AG Registered Shares	92,278	$6,142

Real Estate Management & Development 0.88%
Vonovia SE	122,173	6,094
Total Germany		95,817

Hong Kong 2.75%

Commercial Services & Supplies 1.15%
China Everbright International Ltd.	8,126,925	7,956

Real Estate Management & Development 1.60%
Kerry Properties Ltd.	2,596,000	11,086
Total Hong Kong		19,042

India 0.53%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	367,587	3,675

Ireland 1.43%

Banks
Bank of Ireland Group plc	1,546,542	9,870

Italy 3.44%

Auto Components 0.86%
Brembo SpA	454,447	5,964

Banks 1.10%
Intesa Sanpaolo SpA	2,900,502	7,603

Oil, Gas & Consumable Fuels 1.48%
Eni SpA	601,537	10,267
Total Italy		23,834

Japan 14.45%

Automobiles 2.78%
Toyota Motor Corp.	310,300	19,211

Banks 1.86%
Sumitomo Mitsui Financial Group, Inc.	354,400	12,881
Investments	Shares	U.S. $ Fair Value (000)
Beverages 0.82%
Asahi Group Holdings Ltd.	129,900	$5,664

Building Products 0.51%
Sanwa Holdings Corp.	293,800	3,539

Diversified Financial Services 1.05%
ORIX Corp.	515,000	7,295

Household Durables 1.52%
Sony Corp.	209,200	10,537

Insurance 1.76%
Tokio Marine Holdings, Inc.	241,000	12,210

Machinery 1.59%
Komatsu Ltd.	426,500	11,017

Trading Companies & Distributors 2.56%
ITOCHU Corp.	512,700	9,251
Mitsubishi Corp.	306,100	8,432
		17,683
Total Japan		100,037

Luxembourg 1.41%

Real Estate Management & Development
Aroundtown SA	1,204,155	9,759

Macau 1.40%

Hotels, Restaurants & Leisure
Sands China Ltd.	1,769,200	9,720

Mexico 1.02%

Banks
Grupo Financiero Banorte SAB de CV	1,120,366	7,082

Netherlands 5.07%

Health Care Equipment & Supplies 1.08%
Koninklijke Philips NV	176,061	7,497

Insurance 1.06%
ASR Nederland NV	165,503	7,351

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Oil, Gas & Consumable Fuels 2.93%
Royal Dutch Shell plc Class A ADR	319,199	$20,279
Total Netherlands		35,127

New Zealand 1.11%

Diversified Telecommunication Services
Spark New Zealand Ltd.	3,141,835	7,701

Portugal 0.30%

Banks
Banco Comercial Portugues SA*	7,387,279	2,072

Russia 1.58%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	129,327	10,964

Singapore 1.78%

Banks
DBS Group Holdings Ltd.	591,600	12,288

Spain 1.02%

Banks
Banco Bilbao Vizcaya Argentaria SA	1,159,145	7,044

Switzerland 5.28%

Health Care Equipment & Supplies 0.00%
Alcon, Inc.*	557	32

Insurance 1.67%
Swiss Life Holding AG Registered Shares	24,523	11,530

Pharmaceuticals 3.61%
Novartis AG Registered Shares	202,459	16,533
Roche Holding AG	31,925	8,416
		24,949
Total Switzerland		36,511
Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.53%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	510,000	$3,450
Taiwan Semiconductor Manufacturing Co., Ltd.	855,000	7,166
Total Taiwan		10,616

United Kingdom 14.21%

Aerospace & Defense 1.65%
BAE Systems plc	1,773,661	11,426

Banks 1.62%
Royal Bank of Scotland Group PLC	3,584,738	11,200

Beverages 0.82%
Coca-Cola European Partners plc*	106,636	5,699

Equity Real Estate Investment Trusts 0.72%
Derwent London plc	120,673	4,988

Household Durables 1.08%
Persimmon plc	255,990	7,464

Metals & Mining 1.70%
Anglo American plc	454,381	11,740

Multi-Utilities 1.52%
National Grid plc	965,038	10,522

Personal Products 1.03%
Unilever NV CVA	117,665	7,121

Pharmaceuticals 1.09%
AstraZeneca plc	101,237	7,559

Tobacco 1.86%
British American Tobacco plc	158,136	6,166
Imperial Brands plc	211,721	6,725
		12,891

Wireless Telecommunication Services 1.12%
Vodafone Group plc	4,164,057	7,711
Total United Kingdom		98,321

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States 0.75%

Exchange-Traded Funds
iShares MSCI Japan ETF	93,294	$5,170
Total Common Stocks (cost $653,929,290)		671,400

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.27%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $15,755,000 of U.S. Treasury Note at 2.625% due 06/15/2021; value: $16,019,558; proceeds: $15,704,393 (cost $15,703,760)	$15,704	15,704
Total Investments in Securities 99.27% (cost $669,633,050)		687,104
Foreign Cash and Other Assets in Excess of Liabilities(a) 0.73%		5,041
Net Assets 100.00%		$692,145

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
ETF	Exchange Traded Fund.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Buy	State Street
		Bank and Trust	5/7/2019	129,654,570	$1,159,176	$1,164,400	$5,224

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND April 30, 2019

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia(3)	$17,900	$–	$–	$17,900
Belgium(3)	19,002	–	–	19,002
Canada	25,147	–	–	25,147
China(3)	20,393	–	–	20,393
Denmark(3)	7,833	–	–	7,833
Finland(3)	10,709	–	–	10,709
France(3)	65,766	–	–	65,766
Germany(3)	95,817	–	–	95,817
Hong Kong(3)	19,042	–	–	19,042
India(3)	3,675	–	–	3,675
Ireland	9,870	–	–	9,870
Italy	23,834	–	–	23,834
Japan	–	100,037	–	100,037
Luxembourg(3)	9,759	–	–	9,759
Macau(3)	9,720	–	–	9,720
Mexico	7,082	–	–	7,082
Netherlands(3)	35,127	–	–	35,127
New Zealand(3)	7,701	–	–	7,701
Portugal	2,072	–	–	2,072
Russia(3)	10,964	–	–	10,964
Singapore(3)	12,288	–	–	12,288
Spain(3)	7,044	–	–	7,044
Switzerland(3)	36,511	–	–	36,511
Taiwan(3)	10,616	–	–	10,616
United Kingdom(3)	98,321	–	–	98,321
United States	5,170	–	–	5,170
Short-Term Investment
Repurchase Agreement	–	15,704	–	15,704
Total	$571,363	$115,741	$–	$687,104
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$5,224	$–	$–
Liabilities	–	–	–	–
Total	$–	$5,224	$–	$–

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $440,263,044 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on April 30, 2019.

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.58%

Aerospace & Defense 2.02%
Teledyne Technologies, Inc.*	178,670	$44,401

Auto Components 4.75%
Dorman Products, Inc.*	396,095	34,726
LCI Industries	420,804	36,967
Lear Corp.	227,900	32,590
Total		104,283

Banks 6.92%
Cullen/Frost Bankers, Inc.	505,657	51,420
East West Bancorp, Inc.	563,214	28,994
Webster Financial Corp.	436,188	23,175
Western Alliance Bancorp*	686,895	32,820
Zions Bancorp NA	317,322	15,653
Total		152,062

Beverages 1.93%
Cott Corp.	2,728,368	42,317

Building Products 4.55%
A.O. Smith Corp.	646,742	34,000
Allegion plc (Ireland)(a)	401,987	39,889
Simpson Manufacturing Co., Inc.	407,996	25,981
Total		99,870

Capital Markets 2.17%
Moelis & Co. Class A	518,110	21,217
Raymond James Financial, Inc.	288,458	26,414
Total		47,631

Chemicals 3.03%
Ashland Global Holdings, Inc.	316,568	25,493
Valvoline, Inc.	2,217,013	41,015
Total		66,508

Communications Equipment 1.23%
Plantronics, Inc.	522,835	26,916
Investments	Shares	Fair Value (000)
Construction & Engineering 0.52%
Jacobs Engineering Group, Inc.	145,410	$11,333

Containers & Packaging 1.21%
Berry Global Group, Inc.*	451,328	26,538

Diversified Telecommunication Services 1.46%
Zayo Group Holdings, Inc.*	1,025,471	32,087

Electric: Utilities 0.76%
Portland General Electric Co.	321,165	16,800

Electrical Equipment 2.80%
Acuity Brands, Inc.	133,046	19,468
EnerSys	310,100	21,456
Hubbell, Inc.	160,682	20,503
Total		61,427

Electronic Equipment, Instruments & Components 4.96%
Amphenol Corp. Class A	322,834	32,141
FLIR Systems, Inc.	844,760	44,722
Littelfuse, Inc.	159,640	32,096
Total		108,959

Energy Equipment & Services 1.05%
Helmerich & Payne, Inc.	395,468	23,143

Equity Real Estate Investment Trusts 2.62%
Alexandria Real Estate Equities, Inc.	299,418	42,634
Highwoods Properties, Inc.	336,655	15,008
Total		57,642

Food & Staples Retailing 1.32%
Sprouts Farmers Market, Inc.*	1,358,227	29,093

Food Products 0.87%
TreeHouse Foods, Inc.*	284,500	19,056

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.99%
Cooper Cos., Inc. (The)	82,260	$23,849
Hill-Rom Holdings, Inc.	346,298	35,121
LivaNova plc (United Kingdom)*(a)	229,597	15,817
STERIS plc*	259,784	34,026
Teleflex, Inc.	79,253	22,681
Total		131,494

Health Care Providers & Services 1.67%
Encompass Health Corp.	568,427	36,635

Health Care Technology 0.87%
Medidata Solutions, Inc.*	212,707	19,216

Hotels, Restaurants & Leisure 1.50%
Dunkin’ Brands Group, Inc.	439,957	32,834

Industrial Conglomerates 1.64%
Carlisle Cos., Inc.	254,088	35,933

Information Technology Services 7.78%
Amdocs Ltd.	702,126	38,673
Booz Allen Hamilton Holding Corp.	891,413	52,852
Conduent, Inc.*	3,399,198	43,612
Fidelity National Information Services, Inc.	273,908	31,754
MAXIMUS, Inc.	54,988	4,050
Total		170,941

Insurance 5.87%
Argo Group International Holdings Ltd.	185,351	14,470
Axis Capital Holdings Ltd.	615,325	34,981
Fidelity National Financial, Inc.	355,296	14,194
Hanover Insurance Group, Inc. (The)	252,038	30,398
RenaissanceRe Holdings Ltd.	224,848	34,933
Total		128,976
Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 4.85%
Charles River Laboratories International, Inc.*	329,794	$46,326
ICON plc (Ireland)*(a)	158,655	21,669
PerkinElmer, Inc.	402,729	38,598
Total		106,593

Machinery 1.85%
Crane Co.	478,795	40,721

Media 1.06%
Interpublic Group of Cos., Inc. (The)	1,009,493	23,218

Metals & Mining 1.91%
Reliance Steel & Aluminum Co.	456,129	41,946

Multi-Utilities 3.22%
CMS Energy Corp.	681,599	37,863
NorthWestern Corp.	469,362	32,785
Total		70,648

Oil, Gas & Consumable Fuels 3.05%
Centennial Resource Development, Inc. Class A*	1,776,800	18,710
Concho Resources, Inc.	192,164	22,172
Parsley Energy, Inc. Class A*	1,304,573	26,039
Total		66,921

Professional Services 0.88%
Robert Half International, Inc.	311,139	19,319

Real Estate Management & Development 0.64%
Marcus & Millichap, Inc.*	326,745	14,083

Road & Rail 2.19%
Landstar System, Inc.	199,900	21,781
Old Dominion Freight Line, Inc.	175,575	26,210
Total		47,991

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 1.60%
Entegris, Inc.	862,159	$35,228

Software 0.96%
FireEye, Inc.*	1,320,913	21,161

Specialty Retail 4.79%
Advance Auto Parts, Inc.	200,344	33,321
Burlington Stores, Inc.*	212,861	35,955
Foot Locker, Inc.	627,570	35,903
Total		105,179

Textiles, Apparel & Luxury Goods 1.32%
Steven Madden Ltd.	794,830	28,892

Water Utilities 1.77%
American Water Works Co., Inc.	359,371	38,880
Total Common Stocks (cost $1,762,342,498)		2,186,875
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $1,555,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $1,577,751; proceeds: $1,543,888 (cost $1,543,826)	$1,544	$1,544
Total Investments in Securities 99.65% (cost $1,763,886,324)		2,188,419
Cash and Other Assets in Excess of Liabilities 0.35%		7,744
Net Assets 100.00%		$2,196,163

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,186,875	$–	$–	$2,186,875
Short-Term Investment
Repurchase Agreement	–	1,544	–	1,544
Total	$2,186,875	$1,544	$–	$2,188,419

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2019.

62	See Notes to Financial Statements.

This page is intentionally left blank.

63

Statements of Assets and Liabilities (unaudited)

April 30, 2019

	Alpha Strategy Fund	Focused Growth Fund	Fundamental Equity Fund
ASSETS:
Investments in securities, at cost	$–	$6,287,434	$2,216,162,533
Investments in Underlying Funds, at cost	992,268,757	–	–
Investments in securities, at value	$–	$6,807,850	$2,605,116,410
Investments in Underlying Funds, at value	994,599,629	–	–
Cash	–	1	458
Foreign cash, at value (cost $0, $0, $1,038,376, $4,010, $2,964, $0 and $9,512,617, respectively)	–	–	1,046,644
Receivables:
Capital shares sold	6,357,997	94,565	148,108,227
Investment securities sold	–	167,878	6,258,817
Interest and dividends	–	440	2,083,457
From advisor (See Note 3)	–	11,243	–
Investments in Underlying Funds sold	1,411,960	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	–
Prepaid expenses and other assets	76,662	63,678	155,741
Total assets	1,002,446,248	7,145,655	2,762,769,754
LIABILITIES:
Payables:
Investments securities purchased	–	314,807	135,000,193
Capital shares reacquired	6,412,783	–	8,302,019
Management fee	–	3,369	1,088,219
Trustees’ fees	170,471	1	790,430
12b-1 distribution plan	216,369	592	474,841
To bank	413,977	–	–
Fund administration	32,390	207	80,811
Offering costs	–	68,792	–
Accrued expenses	299,203	8,954	685,466
Total liabilities	7,545,193	396,722	146,421,979
NET ASSETS	$994,901,055	$6,748,933	$2,616,347,775
COMPOSITION OF NET ASSETS:
Paid-in capital	$889,621,037	$6,331,082	$2,100,881,948
Total distributable earnings (loss)	105,280,018	417,851	515,465,827
Net Assets	$994,901,055	$6,748,933	$2,616,347,775

64	See Notes to Financial Statements.

Global Equity Research Fund	Global Select Equity Fund	Growth Leaders Fund	International Equity Fund

$7,191,304	$2,427,263	$3,208,643,750	$494,719,942
–	–	–	–
$7,676,127	$2,455,480	$3,800,750,188	$533,065,270
–	–	–	–
46,539	41,569	25	2

–	–	–	–

4,032	2,988	–	9,339,529
13,023	13,856	17,897,720	37,405
107,219	15,490	–	1,873,814
12,083	4,868	195,711	2,077,001
19,791	12,968	113,993	1,285
–	–	–	–
–	2,692	–	–
78,249	37,064	119,924	6,430
7,957,063	2,586,975	3,819,077,561	546,400,736

14,899	–	–	–
12,823	–	13,644,458	193,883
2,896	–	1,628,432	314,627
274	38	234,624	139,847
1,362	239	854,128	19,523
–	–	–	–
257	83	123,699	17,979
14,707	–	–	–
64,058	21,566	477,768	317,002
111,276	21,926	16,963,109	1,002,861
$7,845,787	$2,565,049	$3,802,114,452	$545,397,875

$7,359,372	$2,567,699	$3,096,323,366	$534,832,641
486,415	(2,650)	705,791,086	10,565,234
$7,845,787	$2,565,049	$3,802,114,452	$545,397,875

See Notes to Financial Statements.	65

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2019

	Alpha Strategy Fund	Focused Growth Fund	Fundamental Equity Fund

Net assets by class:
Class A Shares	$518,138,558	$2,339,175	$1,471,363,336
Class C Shares	$125,047,182	$121,281	$204,628,801
Class F Shares	$191,238,938	$618,245	$205,486,520
Class F3 Shares	$35,066,134	$552,732	$22,785,547
Class I Shares	$86,010,923	$1,777,576	$562,907,899
Class P Shares	–	–	$5,107,292
Class R2 Shares	$1,766,878	–	$5,068,539
Class R3 Shares	$29,373,045	$11,039	$108,972,241
Class R4 Shares	$3,702,900	$11,046	$5,737,351
Class R5 Shares	$293,777	$11,053	$1,201,196
Class R6 Shares	$4,262,720	$1,306,786	$23,089,053
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	21,057,512	141,195	118,185,367
Class C Shares	6,167,861	7,333	18,587,984
Class F Shares	7,719,854	37,292	16,697,122
Class F3 Shares	1,384,906	33,333	1,811,076
Class I Shares	3,403,064	107,202	44,929,732
Class P Shares	–	–	418,248
Class R2 Shares	74,547	–	416,220
Class R3 Shares	1,231,972	666.67	8,920,126
Class R4 Shares	150,825	666.67	463,438
Class R5 Shares	11,620	666.67	95,833
Class R6 Shares	168,305	78,809	1,834,134
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$24.61	$16.57	$12.45
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$26.11	$17.58	$13.21
Class C Shares-Net asset value	$20.27	$16.54	$11.01
Class F Shares-Net asset value	$24.77	$16.58	$12.31
Class F3 Shares-Net asset value	$25.32	$16.58	$12.58
Class I Shares-Net asset value	$25.27	$16.58	$12.53
Class P Shares-Net asset value	–	–	$12.21
Class R2 Shares-Net asset value	$23.70	–	$12.18
Class R3 Shares-Net asset value	$23.84	$16.56	$12.22
Class R4 Shares-Net asset value	$24.55	$16.57	$12.38
Class R5 Shares-Net asset value	$25.28	$16.58	$12.53
Class R6 Shares-Net asset value	$25.33	$16.58	$12.59

66	See Notes to Financial Statements.

Global Equity Research Fund	Global Select Equity Fund	Growth Leaders Fund	International Equity Fund

$3,639,900	$509,457	$997,785,864	$190,451,401
$557,503	$126,833	$661,475,725	$12,286,898
$1,308,601	$498,800	$1,422,287,334	$54,060,282
$12,287	$499,212	$58,424,322	$4,821,085
$1,236,336	$109,736	$596,566,114	$270,665,816
–	–	–	$42,745
$12,444	–	$1,396,543	$418,886
$187,368	$9,939	$14,865,992	$8,692,395
$12,543	$9,957	$6,671,551	$1,118,552
$12,616	$9,976	$9,482,868	$75,371
$866,189	$791,139	$33,158,139	$2,764,444

322,649	34,302	34,766,690	14,790,994
49,766	8,555	24,814,640	958,575
115,853	33,534	48,722,560	4,222,619
1,086.68	33,563	1,981,961	370,493
109,426	7,381	20,310,410	20,838,658
–	–	–	3,315
1,103	–	49,361	32,526
16,684	669.425	526,877	685,219
1,111	670	232,400	87,259
1,116	671	322,723	5,825
76,645	53,191	1,124,867	212,541

$11.28	$14.85	$28.70	$12.88

$11.97	$15.76	$30.45	$13.67
$11.20	$14.83	$26.66	$12.82
$11.30	$14.87	$29.19	$12.80
$11.31	$14.87	$29.48	$13.01
$11.30	$14.87	$29.37	$12.99
–	–	–	$12.89
$11.28	–	$28.29	$12.88
$11.23	$14.85	$28.22	$12.69
$11.29	$14.86	$28.71	$12.82
$11.30	$14.87	$29.38	$12.94
$11.30	$14.87	$29.48	$13.01

See Notes to Financial Statements.	67

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2019

	International Opportunities Fund	International Value Fund	Value Opportunities Fund
ASSETS:
Investments in securities, at cost	$655,463,703	$669,633,050	$1,763,886,324
Investments in securities, at fair value	$631,356,908	$687,103,665	$2,188,418,880
Cash	4	8	123
Foreign cash, at value (cost $644,651, $2,259,486 and $0, respectively)	643,584	2,258,753	–
Receivables:
Capital shares sold	771,164	3,745,532	879,211
Investment securities sold	5,363,272	–	28,639,811
Interest and dividends	1,951,546	4,599,090	670,923
Unrealized appreciation on forward foreign currency exchange contracts	–	5,224	–
Prepaid expenses and other assets	83,544	104,338	140,174
Total assets	640,170,022	697,816,610	2,218,749,122
LIABILITIES:
Payables:
Investment securities purchased	922,990	3,496,332	12,253,388
Capital shares reacquired	775,474	968,616	7,593,462
Management fee	395,314	418,357	1,303,592
Trustees’ fees	95,558	211,819	453,475
12b-1 distribution plan	67,075	94,556	336,027
Fund administration	21,083	23,014	72,634
Accrued expenses	391,719	459,056	573,121
Total liabilities	2,669,213	5,671,750	22,585,699
NET ASSETS	$637,500,809	$692,144,860	$2,196,163,423
COMPOSITION OF NET ASSETS:
Paid-in capital	$717,476,384	$1,081,849,803	$1,663,481,165
Total distributable earnings (loss)	(79,975,575)	(389,704,943)	532,682,258
Net Assets	$637,500,809	$692,144,860	$2,196,163,423

68	See Notes to Financial Statements.

	International Opportunities Fund	International Value Fund	Value Opportunities Fund

Net assets by class:
Class A Shares	$142,003,832	$277,739,252	$844,056,810
Class C Shares	$28,316,154	$39,353,448	$183,291,702
Class F Shares	$130,839,367	$45,742,158	$261,038,609
Class F3 Shares	$21,321,872	$26,772,089	$304,671,993
Class I Shares	$233,571,463	$293,000,489	$373,791,571
Class P Shares	$123,343	–	$24,791,082
Class R2 Shares	$3,758,201	$404,610	$7,178,024
Class R3 Shares	$20,996,813	$7,518,945	$72,624,277
Class R4 Shares	$4,427,331	$40,474	$52,013,133
Class R5 Shares	$19,905,268	$11,906	$2,740,317
Class R6 Shares	$32,237,165	$1,561,489	$69,965,905
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	9,022,095	39,565,107	45,497,437
Class C Shares	1,942,563	5,654,218	11,303,069
Class F Shares	8,402,443	6,488,771	13,759,656
Class F3 Shares	1,310,531	3,791,691	15,663,457
Class I Shares	14,414,871	41,462,154	19,317,673
Class P Shares	7,634	–	1,365,965
Class R2 Shares	242,914	56,368	405,249
Class R3 Shares	1,364,316	1,059,649	4,051,179
Class R4 Shares	282,438	5,775	2,807,724
Class R5 Shares	1,229,216	1,689	141,502
Class R6 Shares	1,981,301	221,095	3,599,083
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.74	$7.02	$18.55
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.70	$7.45	$19.68
Class C Shares-Net asset value	$14.58	$6.96	$16.22
Class F Shares-Net asset value	$15.57	$7.05	$18.97
Class F3 Shares-Net asset value	$16.27	$7.06	$19.45
Class I Shares-Net asset value	$16.20	$7.07	$19.35
Class P Shares-Net asset value	$16.16	–	$18.15
Class R2 Shares-Net asset value	$15.47	$7.18	$17.71
Class R3 Shares-Net asset value	$15.39	$7.10	$17.93
Class R4 Shares-Net asset value	$15.68	$7.01	$18.53
Class R5 Shares-Net asset value	$16.19	$7.05	$19.37
Class R6 Shares-Net asset value	$16.27	$7.06	$19.44

See Notes to Financial Statements.	69

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2019

	Alpha Strategy Fund	Focused Growth Fund *	Fundamental Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $332,541, $4,248, $1,668, $0 and $711,365, respectively)	$2,976,546	$1,779	$27,998,831
Interest and other	9,589	601	179,689
Interest earned from Interfund Lending (See Note 11)	–	–	–
Total investment income	2,986,135	2,380	28,178,520
Expenses:
Management fee	475,707	7,484	5,906,729
12b-1 distribution plan-Class A	608,462	867	1,738,215
12b-1 distribution plan-Class C	632,987	286	1,052,377
12b-1 distribution plan-Class F	92,830	141	107,496
12b-1 distribution plan-Class P	–	–	11,221
12b-1 distribution plan-Class R2	5,845	–	11,750
12b-1 distribution plan-Class R3	69,152	13	272,121
12b-1 distribution plan-Class R4	4,041	6	6,602
Shareholder servicing	487,485	202	1,178,009
Fund administration	190,283	461	434,851
Registration	69,193	1,539	89,803
Reports to shareholders	59,499	164	108,542
Professional	22,792	12,406	35,426
Trustees’ fees	16,332	9	36,660
Custody	6,755	493	11,914
Offering costs	–	17,334	–
Other	11,869	2,163	178,030
Gross expenses	2,753,232	43,568	11,179,746
Expense reductions (See Note 9)	(18,478)	(33)	(40,856)
Fees waived and expenses reimbursed (See Note 3)	(475,707)	(33,381)	–
Net expenses	2,259,047	10,154	11,138,890
Net investment income (loss)	727,088	(7,774)	17,039,630
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	141,088,951	–	–
Net realized loss on investments in Underlying Funds	(18,504,495)	–	–
Net realized gain (loss) on investments	–	(94,791)	136,883,725
Net realized gain on futures contracts	–	–	–
Net realized gain (loss) on foreign currency exchange contracts	–	–	–
Net realized gain (loss) on foreign currency related transactions	–	–	(14,750)
Net change in unrealized appreciation/depreciation on investments	–	520,416	8,294,510
Net change in unrealized appreciation/depreciation in Underlying Funds	(52,516,171)	–	–
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	–	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	8,458
Net realized and unrealized gain	70,068,285	425,625	145,171,943
Net Increase in Net Assets Resulting From Operations	$70,795,373	$417,851	$162,211,573

*	For the period January 30, 2019 (commencement of operations) to April 30, 2019.

70	See Notes to Financial Statements.

Global Equity Research Fund	Global Select Equity Fund	Growth Leaders Fund	International Equity Fund

$69,930	$23,778	$9,289,913	$6,112,560
1,168	61	491,316	24,562

–	–	–	384
71,098	23,839	9,781,229	6,137,506

16,025	6,694	9,201,033	1,880,168
4,128	593	1,105,783	232,626
3,295	513	2,958,993	60,913
604	234	629,712	27,203
–	–	–	90
34	–	3,925	1,159
438	23	35,923	21,457
15	12	7,833	1,251
1,625	936	1,259,351	236,032
1,424	446	696,411	107,438
67,572	7,718	134,386	67,702
3,137	2,002	133,971	32,527
27,435	29,678	43,851	52,470
118	38	56,367	9,165
17,718	3,868	21,020	2,484
–	36,349	–	–
6,108	4,605	69,923	48,237
149,676	93,709	16,358,482	2,780,922
(133)	(24)	(60,794)	(5,386)
(117,941)	(84,199)	(629,712)	(95,210)
31,602	9,486	15,667,976	2,680,326
39,496	14,353	(5,886,747)	3,457,180

–	–	–	–
–	–	–	–
(8,578)	(40,492)	122,752,143	(25,229,519)
786	–	–	–

8	–	–	(648)

(827)	78	–	(185,171)

609,476	153,097	393,210,549	63,346,417

–	–	–	–

–	2,692	–	–

98	2	–	19,636
600,963	115,377	515,962,692	37,950,715

$640,459	$129,730	$510,075,945	$41,407,895

See Notes to Financial Statements.	71

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2019

	International Opportunities Fund	International Value Fund	Value Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $508,880, $1,148,008 and $49,111, respectively)	$6,082,951	$10,254,672	$16,933,155
Interest and other	50,554	83,305	89,302
Total investment income	6,133,505	10,337,977	17,022,457
Expenses:
Management fee	2,548,850	2,432,722	8,126,108
12b-1 distribution plan-Class A	185,850	343,999	1,051,004
12b-1 distribution plan-Class C	148,224	207,120	975,431
12b-1 distribution plan-Class F	73,954	25,353	152,548
12b-1 distribution plan-Class P	262	–	54,409
12b-1 distribution plan-Class R2	10,784	1,140	21,119
12b-1 distribution plan-Class R3	77,698	18,862	182,246
12b-1 distribution plan-Class R4	5,774	47	64,180
Shareholder servicing	356,565	250,975	1,168,186
Fund administration	135,939	139,013	454,294
Registration	102,317	83,676	94,900
Reports to shareholders	44,858	41,174	180,751
Professional	40,311	44,633	99,606
Trustees’ fees	12,505	12,099	41,807
Custody	79,778	6,328	17,992
Interest paid from Interfund Lending (See Note 11)	–	–	3,650
Other	58,669	56,758	60,585
Gross expenses	3,882,338	3,663,899	12,748,816
Expense reductions (See Note 9)	(8,845)	(8,143)	(34,185)
Fees waived and expenses reimbursed (See Note 3)	–	(140,178)	–
Net expenses	3,873,493	3,515,578	12,714,631
Net investment income	2,260,012	6,822,399	4,307,826
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(53,516,575)	(8,183,553)	110,855,346
Net realized loss on foreign currency exchange contracts	(12,804)	(260)	–
Net realized loss on foreign currency related transactions	(320,248)	(34,503)	–
Net change in unrealized appreciation/depreciation on investments	80,261,257	36,571,098	(23,670,137)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	–	5,224	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	395,955	(16,778)	–
Net realized and unrealized gain	26,807,585	28,341,228	87,185,209
Net Increase in Net Assets Resulting From Operations	$29,067,597	$35,163,627	$91,493,035

72	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$727,088	$(2,575,286)
Capital gain distributions received from Underlying Funds	141,088,951	78,619,679
Net realized gain (loss) on investments and foreign currency related transactions	–	–
Net realized gain (loss) on investments in Underlying Funds	(18,504,495)	42,939,479
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(52,516,171)	(80,009,872)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	–	–
Net increase in net assets resulting from operations	70,795,373	38,974,000
Distributions to shareholders:
Class A	(64,320,004)	(54,348,075)
Class B	–	(139,024)
Class C	(18,964,806)	(27,631,213)
Class F	(25,648,079)	(24,159,500)
Class F3	(4,274,550)	(3,752,805)
Class I	(10,723,289)	(10,054,757)
Class P	–	–
Class R2	(237,992)	(330,799)
Class R3	(3,664,779)	(3,558,134)
Class R4	(401,776)	(230,724)
Class R5	(40,519)	(9,146)
Class R6	(516,083)	(425,823)
Total distributions to shareholders	(128,791,877)	(124,640,000)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	82,095,083	170,851,508
Net proceeds from reorganizations (See Note 16)	–	–
Reinvestment of distributions	110,704,653	107,898,519
Cost of shares reacquired	(152,510,684)	(310,966,084)
Net increase (decrease) in net assets resulting from capital share transactions	40,289,052	(32,216,057)
Net increase (decrease) in net assets	(17,707,452)	(117,882,057)
NET ASSETS:
Beginning of period	$1,012,608,507	$1,130,490,564
End of period	$994,901,055	$1,012,608,507
* For the period January 30, 2019 (commencement of operations) to April 30, 2019.

74	See Notes to Financial Statements.

Focused Growth Fund	Fundamental Equity Fund
For the period Ended April 30, 2019* (unaudited)	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018

$(7,774)	$17,039,630	$28,112,942
–	–	–

(94,791)	136,868,975	166,070,044
–	–	–

–	–	–

520,416	8,302,968	(133,647,835)
417,851	162,211,573	60,535,151

–	(123,304,286)	(178,541,424)
–	–	(436,747)
–	(19,708,286)	(52,320,308)
–	(21,587,807)	(33,358,921)
–	(1,772,318)	(2,397,983)
–	(8,065,892)	(18,278,709)
–	(460,530)	(807,264)
–	(293,042)	(920,198)
–	(9,723,337)	(16,621,041)
–	(447,256)	(504,705)
–	(71,449)	(123,158)
–	(1,511,589)	(750,508)
–	(186,945,792)	(305,060,966)

6,346,773	239,041,430	202,750,220
–	423,880,340	–
–	172,204,658	280,805,394
(15,691)	(383,071,599)	(708,459,101)

6,331,082	452,054,829	(224,903,487)
6,748,933	427,320,610	(469,429,302)

$–	$2,189,027,165	$2,658,456,467
$6,748,933	$2,616,347,775	$2,189,027,165

See Notes to Financial Statements.	75

Statements of Changes in Net Assets (continued)

	Global Equity Research Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$39,496	$46,510
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts and foreign currency related transactions	(8,611)	250,326
Net change in unrealized appreciation/depreciation on investments, forward currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	609,574	(445,736)
Net increase (decrease) in net assets resulting from operations	640,459	(148,900)
Distributions to shareholders:
Class A	(143,844)	(91,803)
Class B	–	–
Class C	(27,294)	(18,120)
Class F	(57,059)	(66,057)
Class F3	(551)	(644)
Class I	(55,069)	(64,739)
Class R2	(487)	(599)
Class R3	(8,047)	(609)
Class R4	(530)	(635)
Class R5	(562)	(660)
Class R6	(27,363)	(662)
Class T	–	–
Total distributions to shareholders	(320,806)	(244,528)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,138,103	2,764,198
Reinvestment of distributions	293,134	244,327
Cost of shares reacquired	(515,301)	(392,058)
Net increase in net assets resulting from capital share transactions	915,936	2,616,467
Net increase in net assets	1,235,589	2,223,039
NET ASSETS:
Beginning of period	$6,610,198	$4,387,159
End of period	$7,845,787	$6,610,198
* For the period July 30, 2018 (commencement of operations) to October 31, 2018.

76	See Notes to Financial Statements.

Global Select Equity Fund		Growth Leaders Fund
For the Six Months Ended April 30, 2019 (unaudited)	For the Period Ended October 31, 2018*	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018

$14,353	$6,518	$(5,886,747)	$(15,769,935)

(40,414)	(3,288)	122,752,143	575,041,475

155,791	(124,880)	393,210,549	(276,161,128)
129,730	(121,650)	510,075,945	283,110,412

(2,512)	–	(139,466,357)	(47,438,304)
–	–	–	(38,213)
(178)	–	(98,074,145)	(34,566,934)
(2,643)	–	(197,323,551)	(60,807,764)
(3,023)	–	(7,037,899)	(1,206,692)
(627)	–	(106,192,456)	(45,292,112)
–	–	(212,191)	(115,744)
(36)	–	(2,381,926)	(849,982)
(47)	–	(985,529)	(312,085)
(57)	–	(1,325,658)	(359,518)
(3,364)	–	(4,060,630)	(1,316,788)
–	–	–	(676)
(12,487)	–	(557,060,342)	(192,304,812)

301,366	2,255,944	540,319,104	1,741,339,885
12,146	–	507,905,309	175,226,655
–	–	(814,661,251)	(1,141,714,475)

313,512	2,255,944	233,563,162	774,852,065
430,755	2,134,294	186,578,765	865,657,665

$2,134,294	$–	$3,615,535,687	$2,749,878,022
$2,565,049	$2,134,294	$3,802,114,452	$3,615,535,687

See Notes to Financial Statements.	77

Statements of Changes in Net Assets (continued)

	International Equity Fund
DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income	$3,457,180	$10,384,478
Net realized gain (loss) on investments, forward currency exchange contracts and foreign currency related transactions	(25,415,338)	5,937,371
Net change in unrealized appreciation/depreciation on investments, forward currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	63,366,053	(98,282,645)
Net increase (decrease) in net assets resulting from operations	41,407,895	(81,960,796)
Distributions to shareholders:
Class A	(3,896,951)	(4,679,235)
Class B	–	–
Class C	(107,428)	(313,590)
Class F	(1,270,319)	(1,317,661)
Class F3	(112,288)	(129,945)
Class I	(6,366,583)	(6,383,141)
Class P	(706)	(1,601)
Class R2	(5,758)	(10,881)
Class R3	(155,667)	(218,531)
Class R4	(20,580)	(13,032)
Class R5	(1,612)	(1,577)
Class R6	(61,964)	(68,783)
Total distributions to shareholders	(11,999,856)	(13,137,977)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	11,834,058	175,186,568
Reinvestment of distributions	11,810,501	12,682,291
Cost of shares reacquired	(68,458,093)	(179,204,294)
Net increase (decrease) in net assets resulting from capital share transactions	(44,813,534)	8,664,565
Net decrease in net assets	(15,405,495)	(86,434,208)
NET ASSETS:
Beginning of period	$560,803,370	$647,237,578
End of period	$545,397,875	$560,803,370

78	See Notes to Financial Statements.

International Opportunities Fund		International Value Fund
For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018

$2,260,012	$7,729,541	$6,822,399	$26,873,176

(53,849,627)	64,782,266	(8,218,316)	40,519,670

80,657,212	(232,285,224)	36,559,544	(132,020,658)
29,067,597	(159,773,417)	35,163,627	(64,627,812)

(16,618,071)	(8,565,992)	(2,645,561)	(10,362,740)
–	(12,436)	–	–
(3,197,539)	(1,768,236)	(228,923)	(1,299,566)
(17,138,682)	(11,528,641)	(502,293)	(2,216,676)
(2,259,887)	(866,529)	(287,874)	(990,322)
(23,771,222)	(12,449,194)	(3,150,398)	(12,464,654)
(11,144)	(9,228)	–	–
(371,090)	(214,547)	(2,997)	(10,976)
(3,678,989)	(423,380)	(61,678)	(252,604)
(494,086)	(171,692)	(379)	(1,016)
(3,884,423)	(183,657)	(116)	(350)
(3,869,296)	(782,855)	(17,297)	(71,153)
(75,294,429)	(36,976,387)	(6,897,516)	(27,670,057)

81,584,641	541,256,876	42,010,632	136,932,956
68,420,444	32,872,435	6,698,216	26,450,831
(256,394,635)	(389,554,615)	(123,047,559)	(378,504,562)

(106,389,550)	184,574,696	(74,338,711)	(215,120,775)
(152,616,382)	(12,175,108)	(46,072,600)	(307,418,644)

$790,117,191	$802,292,299	$738,217,460	$1,045,636,104
$637,500,809	$790,117,191	$692,144,860	$738,217,460

See Notes to Financial Statements.	79

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income	$4,307,826	$3,183,884
Net realized gain on investments	110,855,346	280,425,928
Net change in unrealized appreciation/depreciation on investments	(23,670,137)	(268,814,305)
Net increase in net assets resulting from operations	91,493,035	14,795,507
Distributions to shareholders:
Class A	(82,769,526)	(61,341,762)
Class B	–	(137,223)
Class C	(22,544,150)	(22,036,489)
Class F	(34,047,751)	(28,310,534)
Class F3	(29,372,410)	(19,249,715)
Class I	(39,402,345)	(42,850,788)
Class P	(2,324,620)	(2,002,032)
Class R2	(696,446)	(574,421)
Class R3	(7,151,640)	(5,401,401)
Class R4	(4,905,199)	(3,832,619)
Class R5	(168,860)	(302,820)
Class R6	(8,231,370)	(6,233,868)
Class T	–	(637)
Total distributions to shareholders	(231,614,317)	(192,274,309)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	140,049,791	783,147,767
Reinvestment of distributions	219,865,689	182,370,843
Cost of shares reacquired	(604,917,208)	(1,397,013,291)
Net decrease in net assets resulting from capital share transactions	(245,001,728)	(431,494,681)
Net decrease in net assets	(385,123,010)	(608,973,483)
NET ASSETS:
Beginning of period	$2,581,286,433	$3,190,259,916
End of period	$2,196,163,423	$2,581,286,433

80	See Notes to Financial Statements.

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Financial Highlights

ALPHA STRATEGY FUND

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2019(c)	$26.62	$ 0.02	$1.39	$ 1.41	$(0.26)	$(3.16)	$(3.42)
10/31/2018	28.92	(0.05)	0.93	0.88	–	(3.18)	(3.18)
10/31/2017	25.94	(0.05)	5.96	5.91	–	(2.93)	(2.93)
10/31/2016	29.79	(0.03)	0.19	0.16	(0.19)	(3.82)	(4.01)
10/31/2015	32.40	0.02	0.78	0.80	(0.48)	(2.93)	(3.41)
10/31/2014	32.63	0.02	2.16	2.18	(1.29)	(1.12)	(2.41)
Class C
4/30/2019(c)	22.43	(0.05)	1.08	1.03	(0.03)	(3.16)	(3.19)
10/31/2018	25.03	(0.21)	0.79	0.58	–	(3.18)	(3.18)
10/31/2017	22.96	(0.21)	5.21	5.00	–	(2.93)	(2.93)
10/31/2016	26.83	(0.19)	0.14	(0.05)	–	(3.82)	(3.82)
10/31/2015	29.51	(0.19)	0.71	0.52	(0.27)	(2.93)	(3.20)
10/31/2014	29.95	(0.20)	1.98	1.78	(1.10)	(1.12)	(2.22)
Class F
4/30/2019(c)	26.80	0.04	1.39	1.43	(0.30)	(3.16)	(3.46)
10/31/2018	29.06	– (f)	0.92	0.92	–	(3.18)	(3.18)
10/31/2017	26.01	(0.02)	6.00	5.98	–	(2.93)	(2.93)
10/31/2016	29.87	0.02	0.17	0.19	(0.23)	(3.82)	(4.05)
10/31/2015	32.49	0.07	0.78	0.85	(0.54)	(2.93)	(3.47)
10/31/2014	32.71	0.06	2.17	2.23	(1.33)	(1.12)	(2.45)
Class F3
4/30/2019(c)	27.32	0.06	1.44	1.50	(0.34)	(3.16)	(3.50)
10/31/2018	29.52	0.05	0.93	0.98	–	(3.18)	(3.18)
4/4/2017 to 10/31/2017(g)	26.15	(0.01)	3.38	3.37	–	–	–
Class I
4/30/2019(c)	27.29	0.05	1.42	1.47	(0.33)	(3.16)	(3.49)
10/31/2018	29.50	0.02	0.95	0.97	–	(3.18)	(3.18)
10/31/2017	26.34	0.02	6.07	6.09	–	(2.93)	(2.93)
10/31/2016	30.20	0.02	0.20	0.22	(0.26)	(3.82)	(4.08)
10/31/2015	32.81	0.11	0.78	0.89	(0.57)	(2.93)	(3.50)
10/31/2014	33.01	0.10	2.18	2.28	(1.36)	(1.12)	(2.48)
Class R2
4/30/2019(c)	25.65	(0.02)	1.34	1.32	(0.11)	(3.16)	(3.27)
10/31/2018	28.07	(0.13)	0.89	0.76	–	(3.18)	(3.18)
10/31/2017	25.34	(0.14)	5.80	5.66	–	(2.93)	(2.93)
10/31/2016	29.16	(0.11)	0.18	0.07	(0.07)	(3.82)	(3.89)
10/31/2015	31.81	(0.07)	0.75	0.68	(0.40)	(2.93)	(3.33)
10/31/2014	32.07	(0.09)	2.13	2.04	(1.18)	(1.12)	(2.30)

82	See Notes to Financial Statements.

			Ratios to Average Net Assets:(i)						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$24.61	8.16	(d)	0.43	(e)	0.53	(e)	0.19	(e)	$518,139	10	(d)
26.62	3.11		0.42		0.52		(0.17)		508,472	8
28.92	24.55		0.41		0.54		(0.19)		510,601	6
25.94	0.91		0.27		0.55		(0.10)		507,241	13
29.79	2.54		0.25		0.53		0.08		580,945	8
32.40	6.89		0.25		0.53		0.07		586,429	5

20.27	7.73	(d)	1.18	(e)	1.28	(e)	(0.54	)(e)	125,047	10	(d)
22.43	2.31		1.17		1.27		(0.87)		140,681	8
25.03	23.69		1.16		1.29		(0.92)		224,568	6
22.96	0.12		1.02		1.30		(0.84)		265,906	13
26.83	1.76		1.00		1.28		(0.67)		314,946	8
29.51	6.09		1.00		1.27		(0.68)		318,668	5

24.77	8.21		0.29	(e)	0.39	(e)	0.36	(e)	191,239	10	(d)
26.80	3.25		0.27		0.37		(0.01)		204,245	8
29.06	24.78		0.27		0.39		(0.06)		247,908	6
26.01	1.05		0.12		0.40		0.06		230,558	13
29.87	2.68		0.10		0.38		0.23		271,865	8
32.49	7.05		0.10		0.38		0.20		267,679	5

25.32	8.34	(d)	0.09	(e)	0.19	(e)	0.52	(e)	35,066	10	(d)
27.32	3.42		0.09		0.19		0.17		33,677	8
29.52	12.89		0.09	(e)	0.19	(e)	(0.08	)(e)	34,672	6

25.27	8.24	(d)	0.18	(e)	0.28	(e)	0.44	(e)	86,011	10	(d)
27.29	3.38		0.17		0.27		0.08		87,441	8
29.50	24.90		0.16		0.30		0.06		69,232	6
26.34	1.15		0.02		0.30		0.09		67,982	13
30.20	2.78		0.00		0.28		0.36		43,135	8
32.81	7.14		0.00		0.28		0.31		52,339	5

23.70	7.94		0.79	(e)	0.89	(e)	(0.17	)(e)	1,767	10	(d)
25.65	2.75		0.77		0.87		(0.49)		2,531	8
28.07	24.11		0.76		0.89		(0.55)		3,064	6
25.34	0.57		0.62		0.90		(0.45)		2,704	13
29.16	2.16		0.60		0.88		(0.22)		2,704	8
31.81	6.55		0.60		0.88		(0.30)		3,479	5

See Notes to Financial Statements.	83

Financial Highlights (concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2019(c)	$25.86	$(0.01)	$ 1.34	$ 1.33	$(0.19)	$(3.16)	$(3.35)
10/31/2018	28.25	(0.11)	0.90	0.79	–	(3.18)	(3.18)
10/31/2017	25.46	(0.11)	5.83	5.72	–	(2.93)	(2.93)
10/31/2016	29.30	(0.09)	0.19	0.10	(0.12)	(3.82)	(3.94)
10/31/2015	31.93	(0.05)	0.76	0.71	(0.41)	(2.93)	(3.34)
10/31/2014	32.18	(0.05)	2.13	2.08	(1.21)	(1.12)	(2.33)
Class R4
4/30/2019(c)	26.58	0.02	1.38	1.40	(0.27)	(3.16)	(3.43)
10/31/2018	28.88	(0.06)	0.94	0.88	–	(3.18)	(3.18)
10/31/2017	25.90	(0.09)	6.00	5.91	–	(2.93)	(2.93)
10/31/2016	29.79	(0.07)	0.23	0.16	(0.23)	(3.82)	(4.05)
6/30/2015 to 10/31/2015(h)	31.87	(0.03)	(2.05)	(2.08)	–	–	–
Class R5
4/30/2019(c)	27.30	0.06	1.41	1.47	(0.33)	(3.16)	(3.49)
10/31/2018	29.52	0.02	0.94	0.96	–	(3.18)	(3.18)
10/31/2017	26.35	(0.04)	6.14	6.10	–	(2.93)	(2.93)
10/31/2016	30.20	0.04	0.19	0.23	(0.26)	(3.82)	(4.08)
6/30/2015 to 10/31/2015(h)	32.28	– (f)	(2.08)	(2.08)	–	–	–
Class R6
4/30/2019(c)	27.33	0.06	1.44	1.50	(0.34)	(3.16)	(3.50)
10/31/2018	29.52	0.05	0.94	0.99	–	(3.18)	(3.18)
10/31/2017	26.34	(0.01)	6.12	6.11	–	(2.93)	(2.93)
10/31/2016	30.20	– (f)	0.23	0.23	(0.27)	(3.82)	(4.09)
6/30/2015 to 10/31/2015(h)	32.28	– (f)	(2.08)	(2.08)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.
(i)	Does not include expenses of the Underlying Funds in which the Fund invests.

84	See Notes to Financial Statements.

			Ratios to Average Net Assets:(i)						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.84	8.01	(d)	0.68	(e)	0.78	(d)	(0.07	)(e)	$29,373	10	(d)
25.86	2.84		0.67		0.77		(0.40)		28,601	8
28.25	24.24		0.65		0.79		(0.43)		33,190	6
25.46	0.68		0.52		0.80		(0.35)		34,223	13
29.30	2.28		0.50		0.78		(0.17)		36,656	8
31.93	6.62		0.50		0.78		(0.15)		36,695	5

24.55	8.12	(d)	0.43	(e)	0.53	(e)	0.15	(e)	3,703	10	(d)
26.58	3.12		0.42		0.52		(0.22)		3,236	8
28.88	24.60		0.42		0.53		(0.34)		1,998	6
25.90	0.91		0.28		0.55		(0.27)		278	13
29.79	(6.53)		0.25	(e)	0.53	(e)	(0.25	)(e)	9	8

25.28	8.25	(d)	0.19	(e)	0.28	(e)	0.54	(e)	294	10	(d)
27.30	3.34		0.17		0.27		0.06		106	8
29.52	24.93		0.18		0.28		(0.13)		84	6
26.35	1.19		–		0.30		0.16		9	13
30.20	(6.44)		0.00	(e)	0.28	(e)	0.00	(e)	9	8

25.33	8.34	(d)	0.09	(e)	0.19	(e)	0.53	(e)	4,263	10	(d)
27.33	3.45		0.08		0.19		0.17		3,619	8
29.52	24.98		0.09		0.19		1.34		3,855	6
26.34	1.17		0.03		0.17		(0.01)		675	13
30.20	(6.44)		0.00	(e)	0.12	(e)	0.03	(e)	9	8

See Notes to Financial Statements.	85

Financial Highlights

FOCUSED GROWTH FUND

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain	Total from invest- ment opera- tions	Net asset value, end of period	Total return (%)(b)(c)
Class A
1/30/2019 to 4/30/2019(e)(f)	$10.00	$(0.03)	$6.60	$6.57	$16.57	10.47
Class C
1/30/2019 to 4/30/2019(e)(f)	10.00	(0.06)	6.60	6.54	16.54	10.27
Class F
1/30/2019 to 4/30/2019(e)(f)	10.00	(0.02)	6.60	6.58	16.58	10.53
Class F3
1/30/2019 to 4/30/2019(e)(f)	10.00	(0.02)	6.60	6.58	16.58	10.53
Class I
1/30/2019 to 4/30/2019(e)(f)	10.00	(0.03)	6.61	6.58	16.58	10.53
Class R3
1/30/2019 to 4/30/2019(e)(f)	10.00	(0.04)	6.60	6.56	16.56	10.40
Class R4
1/30/2019 to 4/30/2019(e)(f)	10.00	(0.03)	6.60	6.57	16.57	10.47
Class R5
1/30/2019 to 4/30/2019(e)(f)	10.00	(0.02)	6.60	6.58	16.58	10.53
Class R6
1/30/2019 to 4/30/2019(e)(f)	10.00	(0.02)	6.60	6.58	16.58	10.53

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Commenced on January 30, 2019.
(f)	Unaudited.

86	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:
Total expenses after waivers and/or reimburse- ments (%)(d)	Total expenses (%)(d)	Net invest- ment income (loss) (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(c)

1.05	3.68	(0.86)	$2,339	58

1.80	5.02	(1.50)	121	58

0.80	4.07	(0.51)	618	58

0.73	4.01	(0.43)	553	58

0.80	3.46	(0.65)	1,778	58

1.30	4.52	(1.03)	11	58

1.05	4.26	(0.77)	11	58

0.80	4.00	(0.54)	11	58

0.73	3.66	(0.49)	1,307	58

See Notes to Financial Statements.	87

Financial Highlights

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2019(c)	$12.64	$ 0.09	$0.81	$0.90	$(0.18)	$(0.91)	$(1.09)
10/31/2018	13.99	0.16	0.10	0.26	(0.18)	(1.43)	(1.61)
10/31/2017	12.54	0.17	1.94	2.11	(0.19)	(0.47)	(0.66)
10/31/2016	13.32	0.19	0.34	0.53	(0.17)	(1.14)	(1.31)
10/31/2015	16.00	0.15	0.04	0.19	(0.10)	(2.77)	(2.87)
10/31/2014	16.83	0.07	1.67	1.74	(0.04)	(2.53)	(2.57)
Class C
4/30/2019(c)	11.22	0.04	0.71	0.75	(0.05)	(0.91)	(0.96)
10/31/2018	12.58	0.06	0.08	0.14	(0.07)	(1.43)	(1.50)
10/31/2017	11.33	0.07	1.76	1.83	(0.11)	(0.47)	(0.58)
10/31/2016	12.14	0.09	0.31	0.40	(0.07)	(1.14)	(1.21)
10/31/2015	14.83	0.04	0.04	0.08	– (f)	(2.77)	(2.77)
10/31/2014	15.83	(0.03)	1.56	1.53	–	(2.53)	(2.53)
Class F
4/30/2019(c)	12.52	0.10	0.80	0.90	(0.20)	(0.91)	(1.11)
10/31/2018	13.87	0.18	0.10	0.28	(0.20)	(1.43)	(1.63)
10/31/2017	12.44	0.19	1.93	2.12	(0.22)	(0.47)	(0.69)
10/31/2016	13.23	0.21	0.33	0.54	(0.19)	(1.14)	(1.33)
10/31/2015	15.93	0.17	0.05	0.22	(0.15)	(2.77)	(2.92)
10/31/2014	16.77	0.10	1.67	1.77	(0.08)	(2.53)	(2.61)
Class F3
4/30/2019(c)	12.78	0.12	0.80	0.92	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.09	0.30	(0.21)	(1.43)	(1.64)
4/4/2017 to 10/31/2017(g)	13.24	0.11	0.77	0.88	–	–	–
Class I
4/30/2019(c)	12.73	0.11	0.81	0.92	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.09	0.28	(0.21)	(1.43)	(1.64)
10/31/2017	12.62	0.21	1.96	2.17	(0.23)	(0.47)	(0.70)
10/31/2016	13.40	0.23	0.34	0.57	(0.21)	(1.14)	(1.35)
10/31/2015	16.11	0.18	0.04	0.22	(0.16)	(2.77)	(2.93)
10/31/2014	16.93	0.12	1.69	1.81	(0.10)	(2.53)	(2.63)
Class P
4/30/2019(c)	12.40	0.08	0.78	0.86	(0.14)	(0.91)	(1.05)
10/31/2018	13.74	0.13	0.09	0.22	(0.13)	(1.43)	(1.56)
10/31/2017	12.32	0.14	1.92	2.06	(0.17)	(0.47)	(0.64)
10/31/2016	13.10	0.17	0.33	0.50	(0.14)	(1.14)	(1.28)
10/31/2015	15.79	0.12	0.04	0.16	(0.08)	(2.77)	(2.85)
10/31/2014	16.64	0.05	1.65	1.70	(0.02)	(2.53)	(2.55)

88	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.45	7.83	(d)	0.99	(e)	1.60	(e)	$1,471,363	57	(d)
12.64	1.99		0.96		1.22		1,446,816	92
13.99	17.45		0.96		1.29		1,571,170	96
12.54	4.36		0.98		1.60		1,653,389	135
13.32	1.18		0.97		1.09		2,027,292	149
16.00	11.65		1.05		0.43		2,683,790	113

11.01	7.42	(d)	1.74	(e)	0.87	(e)	204,629	57	(d)
11.22	1.21		1.71		0.48		232,937	92
12.58	16.63		1.71		0.55		445,017	96
11.33	3.59		1.73		0.85		544,649	135
12.14	0.40		1.72		0.34		713,824	149
14.83	10.90		1.71		(0.22)		986,381	113

12.31	7.92	(d)	0.84	(e)	1.78	(e)	205,487	57	(d)
12.52	2.17		0.81		1.38		247,704	92
13.87	17.62		0.81		1.43		323,584	96
12.44	4.48		0.83		1.76		304,083	135
13.23	1.35		0.82		1.25		436,263	149
15.93	11.93		0.81		0.68		793,101	113

12.58	7.98	(d)	0.64	(e)	1.95	(e)	22,786	57	(d)
12.78	2.36		0.62		1.57		20,270	92
14.12	6.65	(d)	0.62	(e)	1.42	(e)	20,497	96

12.53	7.98	(d)	0.72	(e)	1.87	(e)	562,908	57	(d)
12.73	2.19		0.71		1.48		92,508	92
14.09	17.81		0.72		1.54		120,146	96
12.62	4.64		0.73		1.87		142,316	135
13.40	1.37		0.72		1.36		236,867	149
16.11	12.05		0.71		0.78		449,870	113

12.21	7.68	(d)	1.19	(e)	1.40	(e)	5,107	57	(d)
12.40	1.77		1.16		1.02		5,648	92
13.74	17.28		1.17		1.11		7,096	96
12.32	4.17		1.18		1.40		10,798	135
13.10	0.94		1.17		0.90		13,733	149
15.79	11.51		1.16		0.32		21,373	113

See Notes to Financial Statements.	89

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2019(c)	$12.33	$0.07	$ 0.79	$ 0.86	$(0.10)	$(0.91)	$(1.01)
10/31/2018	13.68	0.11	0.10	0.21	(0.13)	(1.43)	(1.56)
10/31/2017	12.27	0.12	1.91	2.03	(0.15)	(0.47)	(0.62)
10/31/2016	13.05	0.15	0.33	0.48	(0.12)	(1.14)	(1.26)
10/31/2015	15.71	0.10	0.04	0.14	(0.03)	(2.77)	(2.80)
10/31/2014	16.57	0.03	1.64	1.67	– (f)	(2.53)	(2.53)
Class R3
4/30/2019(c)	12.40	0.08	0.79	0.87	(0.14)	(0.91)	(1.05)
10/31/2018	13.75	0.12	0.10	0.22	(0.14)	(1.43)	(1.57)
10/31/2017	12.34	0.14	1.90	2.04	(0.16)	(0.47)	(0.63)
10/31/2016	13.12	0.16	0.33	0.49	(0.13)	(1.14)	(1.27)
10/31/2015	15.80	0.11	0.06	0.17	(0.08)	(2.77)	(2.85)
10/31/2014	16.66	0.04	1.65	1.69	(0.02)	(2.53)	(2.55)
Class R4
4/30/2019(c)	12.58	0.09	0.80	0.89	(0.18)	(0.91)	(1.09)
10/31/2018	13.94	0.16	0.10	0.26	(0.19)	(1.43)	(1.62)
10/31/2017	12.52	0.16	1.95	2.11	(0.22)	(0.47)	(0.69)
10/31/2016	13.32	0.17	0.36	0.53	(0.19)	(1.14)	(1.33)
6/30/2015 to 10/31/2015(h)	13.52	0.05	(0.25)	(0.20)	–	–	–
Class R5
4/30/2019(c)	12.74	0.11	0.80	0.91	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.10	0.29	(0.21)	(1.43)	(1.64)
10/31/2017	12.63	0.19	1.97	2.16	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.17	0.40	0.57	(0.21)	(1.14)	(1.35)
6/30/2015 to 10/31/2015(h)	13.60	0.06	(0.25)	(0.19)	–	–	–
Class R6
4/30/2019(c)	12.79	0.11	0.81	0.92	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.10	0.31	(0.21)	(1.43)	(1.64)
10/31/2017	12.64	0.21	1.97	2.18	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.23	0.35	0.58	(0.21)	(1.14)	(1.35)
6/30/2015 to 10/31/2015(h)	13.60	0.06	(0.25)	(0.19)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

90	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.18	7.64	(d)	1.33	(e)	1.21	(e)	$ 5,069	57	(d)
12.33	1.64		1.31		0.88		3,587	92
13.68	17.07		1.31		0.93		8,062	96
12.27	3.97		1.33		1.25		7,952	135
13.05	0.81		1.33		0.76		10,543	149
15.71	11.33		1.31		0.17		19,744	113

12.22	7.74	(d)	1.24	(e)	1.35	(e)	108,972	57	(d)
12.40	1.66		1.21		0.97		116,719	92
13.75	17.19		1.21		1.04		147,010	96
12.34	4.09		1.23		1.35		157,626	135
13.12	0.97		1.22		0.84		206,984	149
15.80	11.41		1.21		0.28		304,459	113

12.38	7.81	(d)	0.99	(e)	1.59	(e)	5,737	57	(d)
12.58	2.00		0.96		1.22		5,164	92
13.94	17.45		0.95		1.19		4,355	96
12.52	4.37		0.95		1.40		121	135
13.32	(1.48	)(d)	0.93	(e)	1.12	(e)	10	149

12.53	7.90	(d)	0.74	(e)	1.82	(e)	1,201	57	(d)
12.74	2.28		0.71		1.45		810	92
14.09	17.73		0.70		1.40		1,049	96
12.63	4.64		0.68		1.40		125	135
13.41	(1.40	)(d)	0.68	(e)	1.37	(e)	10	149

12.59	7.97	(d)	0.64	(e)	1.91	(e)	23,089	57	(d)
12.79	2.36		0.62		1.57		16,864	92
14.12	17.97		0.62		1.51		6,440	96
12.64	4.73		0.61		1.88		123	135
13.41	(1.40	)(d)	0.59	(e)	1.46	(e)	10	149

See Notes to Financial Statements.	91

Financial Highlights

GLOBAL EQUITY RESEARCH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2019(c)	$10.93	$ 0.06	$ 0.80	$ 0.86	$(0.09)	$(0.42)	$(0.51)
10/31/2018	11.58	0.09	(0.11)	(0.02)	(0.11)	(0.52)	(0.63)
1/17/2017 to 10/31/2017(f)	10.00	0.08	1.50	1.58	–	–	–
Class C
4/30/2019(c)	10.81	0.02	0.80	0.82	(0.01)	(0.42)	(0.43)
10/31/2018	11.52	0.01	(0.12)	(0.11)	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(f)	10.00	(0.02)	1.54	1.52	–	–	–
Class F
4/30/2019(c)	10.94	0.07	0.81	0.88	(0.10)	(0.42)	(0.52)
10/31/2018	11.60	0.11	(0.12)	(0.01)	(0.13)	(0.52)	(0.65)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.50	1.60	–	–	–
Class F3
4/30/2019(c)	10.96	0.07	0.81	0.88	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.13	(0.12)	0.01	(0.14)	(0.52)	(0.66)
4/4/2017 to 10/31/2017(g)	10.28	0.07	1.26	1.33	–	–	–
Class I
4/30/2019(c)	10.95	0.07	0.81	0.88	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.12)	–	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.51	1.61	–	–	–
Class R2
4/30/2019(c)	10.89	0.04	0.81	0.85	(0.04)	(0.42)	(0.46)
10/31/2018	11.55	0.05	(0.12)	(0.07)	(0.07)	(0.52)	(0.59)
1/17/2017 to 10/31/2017(f)	10.00	0.05	1.50	1.55	–	–	–

92	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.28	8.54	(d)	0.90	(e)	4.21	(e)	1.09	(e)	$3,640	41	(d)
10.93	(0.22)		0.95		5.07		0.79		3,124	108
11.58	15.80	(d)	1.05	(e)	5.00	(e)	0.96	(e)	1,667	140

11.20	8.21	(d)	1.65	(e)	4.98	(e)	0.33	(e)	558	41	(d)
10.81	(1.07)		1.70		5.76		0.07		699	108
11.52	15.20	(d)	1.80	(e)	5.61	(e)	(0.24	)(e)	336	140

11.30	8.76	(d)	0.75	(e)	4.06	(e)	1.25	(e)	1,309	41	(d)
10.94	(0.19)		0.82		4.90		0.94		1,203	108
11.60	16.00	(d)	0.90	(e)	4.86	(e)	1.12	(e)	1,178	140

11.31	8.82	(d)	0.63	(e)	3.91	(e)	1.36	(e)	12	41	(d)
10.96	0.01		0.69		4.80		1.08		11	108
11.61	12.94	(d)	0.75	(e)	4.78	(e)	1.04	(e)	11	140

11.30	8.78	(d)	0.65	(e)	3.96	(e)	1.35	(e)	1,236	41	(d)
10.95	(0.10)		0.72		4.81		1.03		1,137	108
11.61	16.10	(d)	0.80	(e)	4.76	(e)	1.23	(e)	1,137	140

11.28	8.46	(d)	1.25	(e)	4.55	(e)	0.73	(e)	12	41	(d)
10.89	(0.66)		1.32		5.40		0.44		11	108
11.55	15.50	(d)	1.40	(e)	5.36	(e)	0.64	(e)	12	140

See Notes to Financial Statements.	93

Financial Highlights (concluded)

GLOBAL EQUITY RESEARCH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2019(c)	$10.90	$0.05	$ 0.80	$ 0.85	$(0.10)	$(0.42)	$(0.52)
10/31/2018	11.56	0.03	(0.09)	(0.06)	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(f)	10.00	0.06	1.50	1.56	–	–	–
Class R4
4/30/2019(c)	10.93	0.06	0.80	0.86	(0.08)	(0.42)	(0.50)
10/31/2018	11.58	0.10	(0.12)	(0.02)	(0.11)	(0.52)	(0.63)
1/17/2017 to 10/31/2017(f)	10.00	0.08	1.50	1.58	–	–	–
Class R5
4/30/2019(c)	10.95	0.07	0.81	0.88	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.12)	–	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.51	1.61	–	–	–
Class R6
4/30/2019(c)	10.96	0.07	0.80	0.87	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.13	(0.12)	0.01	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.11	1.50	1.61	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on January 17, 2017.
(g)	Commenced on April 4, 2017.

94	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.23	8.51	(d)	1.15	(e)	4.46	(e)	0.85	(e)	$187	41	(d)
10.90	(0.56)		1.18		5.98		0.27		165	108
11.56	15.60	(d)	1.30	(e)	5.25	(e)	0.74	(e)	12	140

11.29	8.59	(d)	0.90	(e)	4.20	(e)	1.09	(e)	13	41	(d)
10.93	(0.24)		0.97		5.05		0.83		12	108
11.58	15.80	(d)	1.05	(e)	5.00	(e)	0.93	(e)	12	140

11.30	8.78	(d)	0.65	(e)	3.95	(e)	1.34	(e)	13	41	(d)
10.95	(0.10)		0.72		4.80		1.03		12	108
11.61	16.10	(d)	0.80	(e)	4.74	(e)	1.25	(e)	12	140

11.30	8.72	(d)	0.63	(e)	3.89	(e)	1.36	(e)	866	41	(d)
10.96	0.01		0.63		4.62		1.12		236	108
11.61	16.10	(d)	0.75	(e)	4.72	(e)	1.30	(e)	12	140

See Notes to Financial Statements.	95

Financial Highlights

GLOBAL SELECT EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2019(e)	$14.20	$0.07	$ 0.65	$ 0.72	$(0.07)	$14.85
7/30/2018 to 10/31/2018(f)(g)	15.00	0.04	(0.84)	(0.80)	–	14.20
Class C
4/30/2019(e)	14.18	0.02	0.65	0.67	(0.02)	14.83
7/30/2018 to 10/31/2018(f)(g)	15.00	0.01	(0.83)	(0.82)	–	14.18
Class F
4/30/2019(e)	14.21	0.09	0.65	0.74	(0.08)	14.87
7/30/2018 to 10/31/2018(f)(g)	15.00	0.05	(0.84)	(0.79)	–	14.21
Class F3
4/30/2019(e)	14.22	0.10	0.64	0.74	(0.09)	14.87
7/30/2018 to 10/31/2018(f)(g)	15.00	0.05	(0.83)	(0.78)	–	14.22
Class I
4/30/2019(e)	14.21	0.09	0.66	0.75	(0.09)	14.87
7/30/2018 to 10/31/2018(f)(g)	15.00	0.05	(0.84)	(0.79)	–	14.21
Class R3
4/30/2019(e)	14.19	0.06	0.65	0.71	(0.05)	14.85
7/30/2018 to 10/31/2018(f)(g)	15.00	0.03	(0.84)	(0.81)	–	14.19
Class R4
4/30/2019(e)	14.20	0.07	0.66	0.73	(0.07)	14.86
7/30/2018 to 10/31/2018(f)(g)	15.00	0.04	(0.84)	(0.80)	–	14.20
Class R5
4/30/2019(e)	14.21	0.09	0.66	0.75	(0.09)	14.87
7/30/2018 to 10/31/2018(f)(g)	15.00	0.05	(0.84)	(0.79)	–	14.21
Class R6
4/30/2019(e)	14.22	0.11	0.63	0.74	(0.09)	14.87
7/30/2018 to 10/31/2018(f)(g)	15.00	0.05	(0.83)	(0.78)	–	14.22

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commencement of operations was 7/30/2018, SEC effective date and date shares first became available to the public was 8/1/2018.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/30/2018 through 8/1/2018.

96	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)(c)	Total expenses after waivers and/or reimbursements (%)(d)	Total expenses (%)(d)	Net investment income (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(c)

5.16	1.05	8.60	1.06	$509	36
(5.33)	1.05	12.87	0.97	476	23

4.78	1.80	9.34	0.31	127	36
(5.47)	1.80	13.90	0.27	104	23

5.34	0.80	8.45	1.31	499	36
(5.27)	0.80	13.00	1.27	474	23

5.36	0.69	8.21	1.42	499	36
(5.20)	0.69	12.73	1.38	474	23

5.32	0.80	8.35	1.30	110	36
(5.27)	0.80	12.90	1.27	104	23

5.08	1.30	8.84	0.79	10	36
(5.40)	1.30	13.40	0.75	9	23

5.20	1.05	8.60	1.05	10	36
(5.33)	1.05	13.15	0.99	9	23

5.32	0.80	8.34	1.28	10	36
(5.27)	0.80	12.89	1.26	9	23

5.36	0.69	8.14	1.52	791	36
(5.20)	0.69	12.73	1.38	474	23

See Notes to Financial Statements.	97

Financial Highlights

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net realized gain	Total distri- butions	Net asset value, end of period
Class A
4/30/2019(c)	$29.82	$(0.05)	$ 3.58	$ 3.53	$(4.65)	$ –	$28.70
10/31/2018	28.97	(0.14)	2.82	2.68	(1.83)	(1.83)	29.82
10/31/2017	22.42	(0.06)	6.61	6.55	–	–	28.97
10/31/2016	23.73	0.03	(0.24)	(0.21)	(1.10)	(1.10)	22.42
10/31/2015	23.08	(0.02)	1.96	1.94	(1.29)	(1.29)	23.73
10/31/2014	21.44	– (f)	3.01	3.01	(1.37)	(1.37)	23.08
Class C
4/30/2019(c)	28.14	(0.13)	3.30	3.17	(4.65)	–	26.66
10/31/2018	27.63	(0.35)	2.69	2.34	(1.83)	(1.83)	28.14
10/31/2017	21.54	(0.24)	6.33	6.09	–	–	27.63
10/31/2016	23.01	(0.14)	(0.23)	(0.37)	(1.10)	(1.10)	21.54
10/31/2015	22.57	(0.19)	1.92	1.73	(1.29)	(1.29)	23.01
10/31/2014	21.14	(0.15)	2.95	2.80	(1.37)	(1.37)	22.57
Class F
4/30/2019(c)	30.21	(0.01)	3.64	3.63	(4.65)	–	29.19
10/31/2018	29.26	(0.07)	2.85	2.78	(1.83)	(1.83)	30.21
10/31/2017	22.59	(0.01)	6.68	6.67	–	–	29.26
10/31/2016	23.87	0.06	(0.24)	(0.18)	(1.10)	(1.10)	22.59
10/31/2015	23.17	0.01	1.98	1.99	(1.29)	(1.29)	23.87
10/31/2014	21.49	0.04	3.01	3.05	(1.37)	(1.37)	23.17
Class F3
4/30/2019(c)	30.45	(0.01)	3.69	3.68	(4.65)	–	29.48
10/31/2018	29.46	(0.06)	2.88	2.82	(1.83)	(1.83)	30.45
4/4/2017 to 10/31/2017(g)	24.81	(0.03)	4.68	4.65	–	–	29.46
Class I
4/30/2019(c)	30.37	(0.01)	3.66	3.65	(4.65)	–	29.37
10/31/2018	29.40	(0.07)	2.87	2.80	(1.83)	(1.83)	30.37
10/31/2017	22.69	(0.01)	6.72	6.71	–	–	29.40
10/31/2016	23.95	0.08	(0.24)	(0.16)	(1.10)	(1.10)	22.69
10/31/2015	23.23	0.04	1.97	2.01	(1.29)	(1.29)	23.95
10/31/2014	21.51	0.06	3.03	3.09	(1.37)	(1.37)	23.23
Class R2
4/30/2019(c)	29.51	(0.09)	3.52	3.43	(4.65)	–	28.29
10/31/2018	28.78	(0.24)	2.80	2.56	(1.83)	(1.83)	29.51
10/31/2017	22.35	(0.15)	6.58	6.43	–	–	28.78
10/31/2016	23.74	(0.05)	(0.24)	(0.29)	(1.10)	(1.10)	22.35
10/31/2015	23.17	(0.10)	1.96	1.86	(1.29)	(1.29)	23.74
10/31/2014	21.58	(0.07)	3.03	2.96	(1.37)	(1.37)	23.17

98	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

15.68	(d)	0.92	(e)	0.92	(e)	(0.36	)(e)	$ 997,786	82	(d)
9.68		0.91		0.91		(0.47)		900,405	161
29.21		0.91		0.96		(0.23)		754,101	192
(0.96)		0.85		0.98		0.12		750,576	246
8.84		0.85		0.99		(0.09)		742,393	271
15.59		0.85		1.04		0.01		495,861	507

15.27	(d)	1.67	(e)	1.67	(e)	(1.11	)(e)	661,476	82	(d)
8.87		1.65		1.66		(1.21)		595,344	161
28.27		1.66		1.71		(0.99)		523,008	192
(1.72)		1.60		1.73		(0.64)		482,693	246
8.07		1.59		1.74		(0.84)		414,557	271
13.81		1.56		1.76		(0.71)		236,853	507

15.83	(d)	0.67	(e)	0.77	(e)	(0.11	)(e)	1,422,287	82	(d)
9.94		0.66		0.76		(0.22)		1,315,881	161
29.53		0.70		0.81		(0.04)		1,103,103	192
(0.82)		0.70		0.83		0.26		763,623	246
9.03		0.70		0.84		0.06		733,463	271
14.80		0.68		0.87		0.17		498,908	507

15.88	(d)	0.61	(e)	0.61	(e)	(0.06	)(e)	58,424	82	(d)
10.01		0.60		0.60		(0.18)		44,379	161
18.74	(d)	0.59	(e)	0.62	(e)	(0.19	)(e)	18,841	192

15.82	(d)	0.67	(e)	0.67	(e)	(0.08	)(e)	596,566	82	(d)
9.96		0.66		0.66		(0.21)		702,389	161
29.57		0.67		0.70		(0.06)		303,795	192
(0.73)		0.60		0.74		0.36		98,506	246
9.10		0.60		0.74		0.16		96,090	271
14.93		0.57		0.76		0.29		71,803	507

15.47	(d)	1.27	(e)	1.27	(e)	(0.70	)(e)	1,397	82	(d)
9.31		1.26		1.26		(0.79)		1,332	161
28.77		1.26		1.30		(0.60)		1,784	192
(1.35)		1.20		1.34		(0.24)		1,267	246
8.49		1.20		1.34		(0.44)		593	271
14.24		1.18		1.37		(0.31)		342	507

See Notes to Financial Statements.	99

Financial Highlights (concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net realized gain	Total distri- butions	Net asset value, end of period
Class R3
4/30/2019(c)	$29.43	$(0.08)	$ 3.52	$ 3.44	$(4.65)	$ –	$28.22
10/31/2018	28.68	(0.21)	2.79	2.58	(1.83)	(1.83)	29.43
10/31/2017	22.25	(0.12)	6.55	6.43	–	–	28.68
10/31/2016	23.62	(0.04)	(0.23)	(0.27)	(1.10)	(1.10)	22.25
10/31/2015	23.03	(0.08)	1.96	1.88	(1.29)	(1.29)	23.62
10/31/2014	21.45	(0.04)	2.99	2.95	(1.37)	(1.37)	23.03
Class R4
4/30/2019(c)	29.82	(0.05)	3.59	3.54	(4.65)	–	28.71
10/31/2018	28.97	(0.15)	2.83	2.68	(1.83)	(1.83)	29.82
10/31/2017	22.42	(0.08)	6.63	6.55	–	–	28.97
10/31/2016	23.74	(0.01)	(0.21)	(0.22)	(1.10)	(1.10)	22.42
6/30/2015 to 10/31/2015(h)	23.42	(0.01)	0.33	0.32	–	–	23.74
Class R5
4/30/2019(c)	30.38	(0.01)	3.66	3.65	(4.65)	–	29.38
10/31/2018	29.41	(0.07)	2.87	2.80	(1.83)	(1.83)	30.38
10/31/2017	22.70	– (f)	6.71	6.71	–	–	29.41
10/31/2016	23.95	0.02	(0.17)	(0.15)	(1.10)	(1.10)	22.70
6/30/2015 to 10/31/2015(h)	23.61	0.01	0.33	0.34	–	–	23.95
Class R6
4/30/2019(c)	30.45	(0.01)	3.69	3.68	(4.65)	(4.65)	29.48
10/31/2018	29.46	(0.05)	2.87	2.82	(1.83)	(1.83)	30.45
10/31/2017	22.72	(0.02)	6.76	6.74	–	–	29.46
10/31/2016	23.96	0.08	(0.22)	(0.14)	(1.10)	(1.10)	22.72
6/30/2015 to 10/31/2015(h)	23.61	0.02	0.33	0.35	–	–	23.96

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

100	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

15.56	(d)	1.17	(e)	1.17	(e)	(0.60	)(e)	$14,866	82	(d)
9.41		1.16		1.16		(0.71)		15,206	161
28.90		1.16		1.21		(0.48)		13,261	192
(1.23)		1.10		1.24		(0.17)		13,471	246
8.58		1.10		1.24		(0.35)		13,501	271
14.34		1.07		1.26		(0.20)		10,191	507

15.71	(d)	0.92	(e)	0.92	(e)	(0.36	)(e)	6,672	82	(d)
9.68		0.91		0.91		(0.47)		6,345	161
29.21		0.92		0.95		(0.31)		4,698	192
(1.00)		0.85		1.00		(0.03)		1,735	246

1.37		0.87	(e)	0.99	(e)	(0.18	)(e)	10	271

15.81	(d)	0.67	(e)	0.67	(e)	(0.10	)(e)	9,483	82	(d)
9.96		0.66		0.66		(0.22)		8,598	161
29.56		0.67		0.71		(0.01)		5,810	192
(0.68)		0.60		0.75		0.08		3,700	246

1.44		0.60	(e)	0.72	(e)	0.09	(e)	10	271

15.88	(d)	0.61	(e)	0.61	(e)	(0.07	)(e)	33,158	82	(d)
10.01		0.60		0.60		(0.16)		25,657	161
29.67		0.59		0.62		(0.06)		20,884	192
(0.64)		0.50		0.63		0.34		1,534	246

1.48		0.48	(e)	0.60	(e)	0.21	(e)	10	271

See Notes to Financial Statements.	101

Financial Highlights

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2019(c)	$12.18	$0.07	$ 0.88	$ 0.95	$(0.25)	$12.88
10/31/2018	14.10	0.19	(1.83)	(1.64)	(0.28)	12.18
10/31/2017	12.03	0.18	2.15	2.33	(0.26)	14.10
10/31/2016	12.64	0.27	(0.72)	(0.45)	(0.16)	12.03
10/31/2015	13.34	0.20	(0.75)	(0.55)	(0.15)	12.64
10/31/2014	13.97	0.17	(0.54)	(0.37)	(0.26)	13.34
Class C
4/30/2019(c)	12.02	0.02	0.88	0.90	(0.10)	12.82
10/31/2018	13.92	0.09	(1.82)	(1.73)	(0.17)	12.02
10/31/2017	11.86	0.09	2.13	2.22	(0.16)	13.92
10/31/2016	12.45	0.18	(0.70)	(0.52)	(0.07)	11.86
10/31/2015	13.14	0.11	(0.75)	(0.64)	(0.05)	12.45
10/31/2014	13.77	0.09	(0.54)	(0.45)	(0.18)	13.14
Class F
4/30/2019(c)	12.12	0.08	0.87	0.95	(0.27)	12.80
10/31/2018	14.02	0.22	(1.82)	(1.60)	(0.30)	12.12
10/31/2017	11.96	0.22	2.12	2.34	(0.28)	14.02
10/31/2016	12.55	0.29	(0.70)	(0.41)	(0.18)	11.96
10/31/2015	13.26	0.24	(0.77)	(0.53)	(0.18)	12.55
10/31/2014	13.89	0.18	(0.51)	(0.33)	(0.30)	13.26
Class F3
4/30/2019(c)	12.32	0.09	0.89	0.98	(0.29)	13.01
10/31/2018	14.25	0.24	(1.86)	(1.62)	(0.31)	12.32
4/4/2017 to 10/31/2017(f)	12.34	0.05	1.86	1.91	–	14.25
Class I
4/30/2019(c)	12.30	0.09	0.88	0.97	(0.28)	12.99
10/31/2018	14.23	0.25	(1.87)	(1.62)	(0.31)	12.30
10/31/2017	12.13	0.24	2.16	2.40	(0.30)	14.23
10/31/2016	12.73	0.33	(0.73)	(0.40)	(0.20)	12.13
10/31/2015	13.44	0.25	(0.76)	(0.51)	(0.20)	12.73
10/31/2014	14.07	0.21	(0.53)	(0.32)	(0.31)	13.44
Class P
4/30/2019(c)	12.17	0.06	0.88	0.94	(0.22)	12.89
10/31/2018	14.10	0.14	(1.82)	(1.68)	(0.25)	12.17
10/31/2017	12.03	0.15	2.16	2.31	(0.24)	14.10
10/31/2016	12.63	0.25	(0.71)	(0.46)	(0.14)	12.03
10/31/2015	13.31	0.17	(0.75)	(0.58)	(0.10)	12.63
10/31/2014	13.94	0.17	(0.55)	(0.38)	(0.25)	13.31

102	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

8.04 (d)	1.16	(e)	1.16	(e)	1.13	(e)	$190,451	54	(d)
(11.91)	1.15		1.16		1.34		194,360	124
19.80	1.12		1.22		1.43		241,626	163
(3.54)	1.12		1.31		2.29		263,064	164
(4.16)	1.12		1.33		1.56		341,437	62
(2.67)	1.12		1.36		1.25		368,087	64

7.62 (d)	1.91	(e)	1.91	(e)	0.38	(e)	12,287	54	(d)
(12.59)	1.90		1.92		0.65		12,821	124
19.02	1.85		1.95		0.71		25,687	163
(4.21)	1.85		2.04		1.54		31,798	164
(4.86)	1.81		2.02		0.86		42,057	62
(3.31)	1.75		1.99		0.65		49,491	64

8.12 (d)	0.95	(e)	1.01	(e)	1.32	(e)	54,060	54	(d)
(11.77)	0.92		1.01		1.63		58,347	124
20.17	0.87		1.06		1.71		63,479	163
(3.24)	0.87		1.16		2.48		62,655	164
(3.99)	0.87		1.14		1.85		63,830	62
(2.46)	0.87		1.11		1.29		78,364	64

8.21 (d)	0.83	(e)	0.83	(e)	1.45	(e)	4,821	54	(d)
(11.62)	0.78		0.85		1.73		5,083	124
15.48 (d)	0.68	(e)	0.91	(e)	0.65	(e)	5,847	163

8.21 (d)	0.85	(e)	0.91	(e)	1.44	(e)	270,666	54	(d)
(11.65)	0.82		0.91		1.78		277,141	124
20.26	0.77		0.96		1.87		292,598	163
(3.15)	0.77		1.05		2.74		160,673	164
(3.83)	0.77		1.04		1.92		61,077	62
(2.34)	0.77		1.01		1.50		95,958	64

7.91 (d)	1.34	(e)	1.34	(e)	0.98	(e)	43	54	(d)
(12.14)	1.35		1.36		1.02		40	124
19.59	1.32		1.42		1.19		89	163
(3.65)	1.32		1.51		2.12		95	164
(4.38)	1.28		1.49		1.32		110	62
(2.77)	1.22		1.46		1.20		150	64

See Notes to Financial Statements.	103

Financial Highlights (concluded)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to Shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R2
4/30/2019(c)	$12.13	$0.05	$ 0.88	$ 0.93	$(0.18)	$12.88
10/31/2018	14.05	0.13	(1.83)	(1.70)	(0.22)	12.13
10/31/2017	11.99	0.16	2.12	2.28	(0.22)	14.05
10/31/2016	12.58	0.23	(0.71)	(0.48)	(0.11)	11.99
10/31/2015	13.29	0.17	(0.76)	(0.59)	(0.12)	12.58
10/31/2014	13.92	0.15	(0.55)	(0.40)	(0.23)	13.29
Class R3
4/30/2019(c)	11.98	0.05	0.87	0.92	(0.21)	12.69
10/31/2018	13.87	0.14	(1.79)	(1.65)	(0.24)	11.98
10/31/2017	11.84	0.15	2.12	2.27	(0.24)	13.87
10/31/2016	12.44	0.23	(0.70)	(0.47)	(0.13)	11.84
10/31/2015	13.14	0.17	(0.74)	(0.57)	(0.13)	12.44
10/31/2014	13.77	0.16	(0.55)	(0.39)	(0.24)	13.14
Class R4
4/30/2019(c)	12.13	0.07	0.88	0.95	(0.26)	12.82
10/31/2018	14.07	0.19	(1.83)	(1.64)	(0.30)	12.13
10/31/2017	12.00	0.17	2.16	2.33	(0.26)	14.07
10/31/2016	12.63	0.27	(0.72)	(0.45)	(0.18)	12.00
6/30/2015 to 10/31/2015(g)	13.06	0.04	(0.47)	(0.43)	–	12.63
Class R5
4/30/2019(c)	12.26	0.09	0.87	0.96	(0.28)	12.94
10/31/2018	14.19	0.22	(1.84)	(1.62)	(0.31)	12.26
10/31/2017	12.11	0.16	2.21	2.37	(0.29)	14.19
10/31/2016	12.73	0.30	(0.72)	(0.42)	(0.20)	12.11
6/30/2015 to 10/31/2015(g)	13.15	0.05	(0.47)	(0.42)	–	12.73
Class R6
4/30/2019(c)	12.32	0.09	0.89	0.98	(0.29)	13.01
10/31/2018	14.24	0.24	(1.85)	(1.61)	(0.31)	12.32
10/31/2017	12.14	0.26	2.14	2.40	(0.30)	14.24
10/31/2016	12.74	0.17	(0.57)	(0.40)	(0.20)	12.14
6/30/2015 to 10/31/2015(g)	13.15	0.06	(0.47)	(0.41)	–	12.74

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

104	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
‘
7.89	(d)	1.51	(e)	1.51	(e)	0.83	(e)	$419	54	(d)
(12.28)		1.50		1.52		0.93		375	124
19.40		1.47		1.56		1.22		679	163
(3.85)		1.47		1.66		1.93		517	164
(4.48)		1.43		1.64		1.31		658	62
(2.89)		1.37		1.61		1.07		1,011	64

7.92	(d)	1.40	(e)	1.41	(e)	0.88	(e)	8,692	54	(d)
(12.18)		1.40		1.41		1.05		8,954	124
19.63		1.34		1.44		1.23		12,674	163
(3.79)		1.36		1.54		1.99		14,945	164
(4.35)		1.33		1.53		1.35		18,466	62
(2.85)		1.26		1.50		1.15		20,156	64

8.07	(d)	1.16	(e)	1.16	(e)	1.18	(e)	1,119	54	(d)
(11.96)		1.15		1.16		1.36		948	124
19.92		1.10		1.18		1.25		582	163
(3.55)		1.12		1.28		2.27		9	164
(3.29	)(d)	1.12	(e)	1.25	(e)	0.89	(e)	10	62

8.15	(d)	0.90	(e)	0.90	(e)	1.42	(e)	75	54	(d)
(11.68)		0.90		0.91		1.61		69	124
20.10		0.87		0.94		1.21		71	163
(3.31)		0.87		1.04		2.52		9	164
(3.19	)(d)	0.87	(e)	1.00	(e)	1.14	(e)	10	62

8.21	(d)	0.83	(e)	0.83	(e)	1.47	(e)	2,764	54	(d)
(11.62)		0.78		0.85		1.73		2,667	124
20.35		0.70		0.86		2.04		3,074	163
(3.14)		0.65		0.88		1.39		10,765	164
(3.12	)(d)	0.70	(e)	0.84	(e)	1.31	(e)	10	62

See Notes to Financial Statements.	105

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2019(c)	$16.84	$ 0.04	$ 0.61	$ 0.65	$(0.17)	$(1.58)	$(1.75)
10/31/2018	20.88	0.14	(3.28)	(3.14)	(0.17)	(0.73)	(0.90)
10/31/2017	16.13	0.09	4.77	4.86	(0.11)	–	(0.11)
10/31/2016	17.01	0.13	(0.30)	(0.17)	(0.10)	(0.61)	(0.71)
10/31/2015	16.22	0.09	1.36	1.45	(0.18)	(0.48)	(0.66)
10/31/2014	16.83	0.11	(0.51)	0.40	(0.21)	–	(0.21)
Class C
4/30/2019(c)	15.61	(0.01)	0.56	0.55	– (f)	(1.58)	(1.58)
10/31/2018	19.46	– (f)	(3.05)	(3.05)	(0.07)	(0.73)	(0.80)
10/31/2017	15.03	(0.04)	4.47	4.43	–	–	–
10/31/2016	15.92	0.01	(0.28)	(0.27)	(0.01)	(0.61)	(0.62)
10/31/2015	15.23	(0.04)	1.29	1.25	(0.08)	(0.48)	(0.56)
10/31/2014	15.84	(0.02)	(0.46)	(0.48)	(0.13)	–	(0.13)
Class F
4/30/2019(c)	16.70	0.05	0.60	0.65	(0.20)	(1.58)	(1.78)
10/31/2018	20.70	0.18	(3.25)	(3.07)	(0.20)	(0.73)	(0.93)
10/31/2017	16.00	0.11	4.73	4.84	(0.14)	–	(0.14)
10/31/2016	16.88	0.15	(0.29)	(0.14)	(0.13)	(0.61)	(0.74)
10/31/2015	16.11	0.10	1.37	1.47	(0.22)	(0.48)	(0.70)
10/31/2014	16.73	0.14	(0.50)	(0.36)	(0.26)	–	(0.26)
Class F3
4/30/2019(c)	17.38	0.07	0.63	0.70	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.23	(3.39)	(3.16)	(0.22)	(0.73)	(0.95)
4/4/2017 to 10/31/2017(h)	17.75	(0.02)	3.76	3.74	–	–	–
Class I
4/30/2019(c)	17.32	0.07	0.62	0.69	(0.23)	(1.58)	(1.81)
10/31/2018	21.44	0.19	(3.37)	(3.18)	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.14	4.90	5.04	(0.16)	–	(0.16)
10/31/2016	17.44	0.17	(0.30)	(0.13)	(0.14)	(0.61)	(0.75)
10/31/2015	16.63	0.13	1.39	1.52	(0.23)	(0.48)	(0.71)
10/31/2014	17.25	0.15	(0.51)	(0.36)	(0.26)	–	(0.26)
Class P
4/30/2019(c)	17.18	0.03	0.63	0.66	(0.10)	(1.58)	(1.68)
10/31/2018	21.26	0.10	(3.33)	(3.23)	(0.12)	(0.73)	(0.85)
10/31/2017	16.40	0.04	4.88	4.92	(0.06)	–	(0.06)
10/31/2016	17.27	0.08	(0.29)	(0.21)	(0.05)	(0.61)	(0.66)
10/31/2015	16.46	0.05	1.40	1.45	(0.16)	(0.48)	(0.64)
10/31/2014	17.08	0.07	(0.51)	(0.44)	(0.18)	–	(0.18)

106	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.74	5.18 (d)	1.26	(e)	0.57	(e)	$142,004	30	(d)
16.84	(15.72)	1.20		0.73		172,940	81
20.88	30.38	1.23		0.50		190,861	76
16.13	(0.99)	1.35		0.82		153,000	82
17.01	9.36	1.33		0.51		160,628	82
16.22	(2.39)	1.35		0.66		117,037	80

14.58	4.80 (d)	2.01	(e)	(0.18	)(e)	28,316	30	(d)
15.61	(16.34)	1.95		–	(g)	33,874	81
19.46	29.47	1.97		(0.26)		39,434	76
15.03	(1.75)	2.09		0.08		27,396	82
15.92	8.58	2.06		(0.23)		31,273	82
15.23	(3.12)	2.06		(0.10)		21,868	80

15.57	5.23 (d)	1.10	(e)	0.72	(e)	130,839	30	(d)
16.70	(15.58)	1.05		0.91		206,400	81
20.70	30.59	1.07		0.58		264,221	76
16.00	(0.84)	1.20		0.96		88,852	82
16.88	9.52	1.18		0.61		118,963	82
16.11	(2.21)	1.18		0.80		44,607	80

16.27	5.36 (d)	0.90	(e)	0.94	(e)	21,322	30	(d)
17.38	(15.46)	0.87		1.11		22,158	81
21.49	21.13 (d)	0.89	(e)	(0.15	)(e)	18,095	76

16.20	5.23 (d)	1.00	(e)	0.85	(e)	233,571	30	(d)
17.32	(15.46)	0.95		0.94		235,952	81
21.44	30.74	0.99		0.76		249,331	76
16.56	(0.75)	1.10		1.06		267,188	82
17.44	9.59	1.08		0.77		296,965	82
16.63	(2.10)	1.08		0.87		274,583	80

16.16	5.05 (d)	1.45	(e)	0.42	(e)	123	30	(d)
17.18	(15.87)	1.40		0.50		132	81
21.26	30.12	1.45		0.23		229	76
16.40	(1.17)	1.55		0.49		363	82
17.27	9.15	1.53		0.29		595	82
16.46	(2.60)	1.53		0.38		872	80

See Notes to Financial Statements.	107

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2019(c)	$16.54	$0.02		$ 0.59	$ 0.61	$(0.10)	$(1.58)	$(1.68)
10/31/2018	20.53	0.06		(3.21)	(3.15)	(0.11)	(0.73)	(0.84)
10/31/2017	15.89	0.04		4.69	4.73	(0.09)	–	(0.09)
10/31/2016	16.81	0.08		(0.30)	(0.22)	(0.09)	(0.61)	(0.70)
10/31/2015	16.05	0.02		1.35	1.37	(0.13)	(0.48)	(0.61)
10/31/2014	16.69	0.04		(0.48)	(0.44)	(0.20)	–	(0.20)
Class R3
4/30/2019(c)	16.53	0.01		0.60	0.61	(0.17)	(1.58)	(1.75)
10/31/2018	20.49	0.10		(3.21)	(3.11)	(0.12)	(0.73)	(0.85)
10/31/2017	15.85	0.02		4.71	4.73	(0.09)	–	(0.09)
10/31/2016	16.73	0.11		(0.31)	(0.20)	(0.07)	(0.61)	(0.68)
10/31/2015	15.97	0.05		1.34	1.39	(0.15)	(0.48)	(0.63)
10/31/2014	16.57	0.07		(0.49)	(0.42)	(0.18)	–	(0.18)
Class R4
4/30/2019(c)	16.79	0.04		0.61	0.65	(0.18)	(1.58)	(1.76)
10/31/2018	20.82	0.16		(3.28)	(3.12)	(0.18)	(0.73)	(0.91)
10/31/2017	16.11	0.10		4.75	4.85	(0.14)	–	(0.14)
10/31/2016	17.01	0.09		(0.26)	(0.17)	(0.12)	(0.61)	(0.73)
6/30/2015 to 10/31/2015(i)	17.49	–	(f)	(0.48)	(0.48)	–	–	–
Class R5
4/30/2019(c)	17.32	0.04		0.64	0.68	(0.23)	(1.58)	(1.81)
10/31/2018	21.43	0.21		(3.38)	(3.17)	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.15		4.88	5.03	(0.16)	–	(0.16)
10/31/2016	17.44	0.18		(0.31)	(0.13)	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(i)	17.92	0.02		(0.50)	(0.48)	–	–	–
Class R6
4/30/2019(c)	17.39	0.07		0.62	0.69	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.21		(3.36)	(3.15)	(0.22)	(0.73)	(0.95)
10/31/2017	16.60	0.20		4.85	5.05	(0.16)	–	(0.16)
10/31/2016	17.45	0.17		(0.27)	(0.10)	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(i)	17.92	0.03		(0.50)	(0.47)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Amount is less than .01%.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.

108	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.47	4.98	(d)	1.60	(e)	0.25	(e)	$3,758	30	(d)
16.54	(16.00)		1.55		0.32		3,476	81
20.53	29.96		1.57		0.21		5,228	76
15.89	(1.34)		1.71		0.49		2,520	82
16.81	8.92		1.68		0.15		935	82
16.05	(2.69)		1.68		0.26		198	80

15.39	4.99	(d)	1.51	(e)	0.13	(e)	20,997	30	(d)
16.53	(15.87)		1.46		0.54		35,677	81
20.49	30.07		1.47		0.14		9,828	76
15.85	(1.20)		1.59		0.67		18,124	82
16.73	9.11		1.56		0.29		9,161	82
15.97	(2.63)		1.56		0.39		6,000	80

15.68	5.18	(d)	1.26	(e)	0.57	(e)	4,427	30	(d)
16.79	(15.70)		1.20		0.80		5,606	81
20.82	30.43		1.23		0.55		3,334	76
16.11	(1.03)		1.38		0.57		1,883	82
17.01	(2.74	)(d)	1.35	(e)	0.03	(e)	10	82

16.19	5.24	(d)	1.01	(e)	0.56	(e)	19,905	30	(d)
17.32	(15.47)		0.97		1.06		39,621	81
21.43	30.69		0.98		0.79		4,121	76
16.56	(0.75)		1.13		1.06		2,751	82
17.44	(2.68	)(d)	1.10	(e)	0.28	(e)	10	82

16.27	5.30	(d)	0.90	(e)	0.83	(e)	32,237	30	(d)
17.39	(15.41)		0.87		1.04		34,281	81
21.49	30.85		0.90		1.03		17,212	76
16.60	(0.56)		0.94		1.00		1,843	82
17.45	(2.62	)(d)	0.93	(e)	0.48	(e)	13	82

See Notes to Financial Statements.	109

Financial Highlights

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2019(c)	$6.73	$ 0.06	$ 0.30	$ 0.36	$(0.07)	$ –	$(0.07)
10/31/2018	7.63	0.22	(0.89)	(0.67)	(0.23)	–	(0.23)
10/31/2017	6.71	0.22	0.95	1.17	(0.25)	–	(0.25)
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	–	(0.23)
10/31/2015	8.75	0.25	(1.22)	(0.97)	(0.24)	(0.49)	(0.73)
10/31/2014	9.11	0.36	(0.31)	0.05	(0.41)	–	(0.41)
Class C
4/30/2019(c)	6.67	0.04	0.29	0.33	(0.04)	–	(0.04)
10/31/2018	7.56	0.16	(0.88)	(0.72)	(0.17)	–	(0.17)
10/31/2017	6.66	0.17	0.92	1.09	(0.19)	–	(0.19)
10/31/2016	6.99	0.19	(0.34)	(0.15)	(0.18)	–	(0.18)
10/31/2015	8.68	0.19	(1.20)	(1.01)	(0.19)	(0.49)	(0.68)
10/31/2014	9.04	0.31	(0.31)	–	(0.36)	–	(0.36)
Class F
4/30/2019(c)	6.76	0.07	0.29	0.36	(0.07)	–	(0.07)
10/31/2018	7.66	0.23	(0.89)	(0.66)	(0.24)	–	(0.24)
10/31/2017	6.73	0.24	0.95	1.19	(0.26)	–	(0.26)
10/31/2016	7.06	0.25	(0.34)	(0.09)	(0.24)	–	(0.24)
10/31/2015	8.77	0.27	(1.23)	(0.96)	(0.26)	(0.49)	(0.75)
10/31/2014	9.12	0.39	(0.30)	0.09	(0.44)	–	(0.44)
Class F3
4/30/2019(c)	6.77	0.07	0.29	0.36	(0.07)	–	(0.07)
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	–	(0.25)
4/4/2017 to 10/31/2017(f)	7.03	(0.01)	0.79	0.78	(0.14)	–	(0.14)
Class I
4/30/2019(c)	6.77	0.07	0.30	0.37	(0.07)	–	(0.07)
10/31/2018	7.68	0.23	(0.89)	(0.66)	(0.25)	–	(0.25)
10/31/2017	6.75	0.25	0.94	1.19	(0.26)	–	(0.26)
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	–	(0.25)
10/31/2015	8.79	0.27	(1.22)	(0.95)	(0.27)	(0.49)	(0.76)
10/31/2014	9.14	0.42	(0.32)	0.10	(0.45)	–	(0.45)
Class R2
4/30/2019(c)	6.88	0.05	0.30	0.35	(0.05)	–	(0.05)
10/31/2018	7.80	0.18	(0.90)	(0.72)	(0.20)	–	(0.20)
10/31/2017	6.86	0.21	0.95	1.16	(0.22)	–	(0.22)
10/31/2016	7.19	0.22	(0.35)	(0.13)	(0.20)	–	(0.20)
10/31/2015	8.92	0.22	(1.24)	(1.02)	(0.22)	(0.49)	(0.71)
10/31/2014	9.27	0.36	(0.32)	0.04	(0.39)	–	(0.39)

110	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.02	5.34 (d)	1.12	(e)	1.14	(e)	1.86	(e)	$ 277,739	34	(d)
6.73	(9.05)	1.12		1.14		2.85		290,289	74
7.63	17.68	1.12		1.14		3.15		367,465	61
6.71	(1.52)	1.12		1.20		3.57		419,886	58
7.05	(11.74)	1.12		1.19		3.14		710,835	77
8.75	0.47	1.12		1.24		3.99		1,000,763	72

6.96	4.95 (d)	1.87	(e)	1.89	(e)	1.07	(e)	39,353	34	(d)
6.67	(9.71)	1.87		1.89		2.07		45,888	74
7.56	16.60	1.87		1.89		2.41		68,558	61
6.66	(2.01)	1.87		1.95		2.85		86,306	58
6.99	(12.49)	1.84		1.90		2.40		142,492	77
8.68	(0.14)	1.77		1.89		3.42		191,120	72

7.05	5.39 (d)	0.92	(e)	0.99	(e)	2.02	(e)	45,742	34	(d)
6.76	(8.87)	0.91		0.99		3.06		54,167	74
7.66	17.96	0.91		0.99		3.37		95,299	61
6.73	(1.22)	0.91		1.05		3.78		111,056	58
7.06	(11.65)	0.90		1.00		3.38		210,696	77
8.77	0.83	0.87		0.99		4.24		322,648	72

7.06	5.44 (d)	0.82	(e)	0.82	(e)	2.16	(e)	26,772	34	(d)
6.77	(8.76)	0.82		0.83		3.21		26,911	74
7.67	11.16 (d)	0.77	(e)	0.83	(e)	(0.19	)(e)	27,215	61

7.07	5.59 (d)	0.81	(e)	0.89	(e)	2.17	(e)	293,000	34	(d)
6.77	(8.89)	0.81		0.89		3.05		310,984	74
7.68	18.02	0.81		0.89		3.48		471,341	61
6.75	(1.10)	0.81		0.95		3.90		710,951	58
7.08	(11.52)	0.80		0.91		3.50		1,080,845	77
8.79	0.93	0.77		0.89		4.53		963,200	72

7.18	5.18 (d)	1.47	(e)	1.48	(e)	1.56	(e)	405	34	(d)
6.88	(9.44)	1.47		1.49		2.35		369	74
7.80	17.17	1.47		1.49		2.93		592	61
6.86	(1.70)	1.47		1.55		3.28		680	58
7.19	(12.13)	1.44		1.51		2.80		1,029	77
8.92	0.33	1.37		1.49		3.86		1,298	72

See Notes to Financial Statements.	111

Financial Highlights (concluded)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2019(c)	$6.80	$0.05	$ 0.31	$ 0.36	$(0.06)	$ –	$(0.06)
10/31/2018	7.71	0.19	(0.89)	(0.70)	(0.21)	–	(0.21)
10/31/2017	6.78	0.21	0.95	1.16	(0.23)	–	(0.23)
10/31/2016	7.11	0.22	(0.34)	(0.12)	(0.21)	–	(0.21)
10/31/2015	8.83	0.23	(1.23)	(1.00)	(0.23)	(0.49)	(0.72)
10/31/2014	9.18	0.37	(0.32)	0.05	(0.40)	–	(0.40)
Class R4
4/30/2019(c)	6.72	0.06	0.30	0.36	(0.07)	–	(0.07)
10/31/2018	7.62	0.20	(0.87)	(0.67)	(0.23)	–	(0.23)
10/31/2017	6.71	0.21	0.95	1.16	(0.25)	–	(0.25)
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	–	(0.23)
6/30/2015 to 10/31/2015(g)	7.75	0.05	(0.72)	(0.67)	(0.03)	–	(0.03)
Class R5
4/30/2019(c)	6.76	0.07	0.29	0.36	(0.07)	–	(0.07)
10/31/2018	7.66	0.24	(0.89)	(0.65)	(0.25)	–	(0.25)
10/31/2017	6.74	0.24	0.94	1.18	(0.26)	–	(0.26)
10/31/2016	7.08	0.26	(0.35)	(0.09)	(0.25)	–	(0.25)
6/30/2015 to 10/31/2015(g)	7.78	0.06	(0.72)	(0.66)	(0.04)	–	(0.04)
Class R6
4/30/2019(c)	6.77	0.07	0.29	0.36	(0.07)	–	(0.07)
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	–	(0.25)
10/31/2017	6.75	0.26	0.92	1.18	(0.26)	–	(0.26)
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	–	(0.25)
6/30/2015 to 10/31/2015(g)	7.78	0.06	(0.72)	(0.66)	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

112	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.10	5.29	(d)	1.37	(e)	1.39	(e)	1.60	(e)	$ 7,519	34	(d)
6.80	(9.35)		1.37		1.39		2.41		7,801	74
7.71	17.35		1.37		1.39		2.90		12,888	61
6.78	(1.58)		1.37		1.44		3.29		12,697	58
7.11	(12.03)		1.34		1.40		2.93		12,680	77
8.83	0.41		1.27		1.39		4.03		11,273	72

7.01	5.35	(d)	1.12	(e)	1.13	(e)	1.89	(e)	40	34	(d)
6.72	(9.06)		1.12		1.13		2.67		40	74
7.62	17.60		1.11		1.11		2.85		38	61
6.71	(1.48)		1.12		1.16		3.57		9	58
7.05	(8.56	)(d)	1.12	(e)	1.15	(e)	2.02	(e)	9	77

7.05	5.45	(d)	0.87	(e)	0.86	(e)	2.17	(e)	12	34	(d)
6.76	(8.78)		0.86		0.86		3.12		10	74
7.66	17.90		0.87		0.86		3.39		11	61
6.74	(1.24)		0.87		0.92		3.81		9	58
7.08	(8.46	)(d)	0.87	(e)	0.90	(e)	2.28	(e)	9	77

7.06	5.44	(d)	0.82	(e)	0.82	(e)	2.11	(e)	1,561	34	(d)
6.77	(8.76)		0.82		0.83		3.17		1,758	74
7.67	17.88		0.81		0.83		3.45		2,229	61
6.75	(1.09)		0.80		0.82		3.88		9	58
7.08	(8.46	)(d)	0.80	(e)	0.80	(e)	2.34	(e)	9	77

See Notes to Financial Statements.	113

Financial Highlights

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2019(c)	$19.50	$ 0.03	$ 0.79	$ 0.82	$(0.01)	$(1.76)	$(1.77)
10/31/2018	20.80	0.01	(0.06)	(0.05)	–	(1.25)	(1.25)
10/31/2017	18.95	0.03	2.95	2.98	–	(1.13)	(1.13)
10/31/2016	19.56	0.02	0.77	0.79	–	(1.40)	(1.40)
10/31/2015	21.67	(0.01)	0.77	0.76	–	(2.87)	(2.87)
10/31/2014	21.44	(0.03)	2.16	2.13	–	(1.90)	(1.90)
Class C
4/30/2019(c)	17.32	(0.03)	0.69	0.66	–	(1.76)	(1.76)
10/31/2018	18.75	(0.12)	(0.06)	(0.18)	–	(1.25)	(1.25)
10/31/2017	17.31	(0.11)	2.68	2.57	–	(1.13)	(1.13)
10/31/2016	18.11	(0.11)	0.71	0.60	–	(1.40)	(1.40)
10/31/2015	20.41	(0.15)	0.72	0.57	–	(2.87)	(2.87)
10/31/2014	20.42	(0.16)	2.05	1.89	–	(1.90)	(1.90)
Class F
4/30/2019(c)	19.92	0.04	0.81	0.85	(0.04)	(1.76)	(1.80)
10/31/2018	21.18	0.04	(0.04)	–	(0.01)	(1.25)	(1.26)
10/31/2017	19.28	0.05	3.00	3.05	(0.02)	(1.13)	(1.15)
10/31/2016	19.85	0.04	0.79	0.83	–	(1.40)	(1.40)
10/31/2015	21.92	0.02	0.78	0.80	–	(2.87)	(2.87)
10/31/2014	21.62	0.02	2.18	2.20	–	(1.90)	(1.90)
Class F3
4/30/2019(c)	20.38	0.06	0.83	0.89	(0.06)	(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.05)	0.03	(0.05)	(1.25)	(1.30)
4/4/2017 to 10/31/2017(f)	20.25	(0.03)	1.43	1.40	–	–	–
Class I
4/30/2019(c)	20.29	0.05	0.83	0.88	(0.06)	(1.76)	(1.82)
10/31/2018	21.59	0.06	(0.06)	–	(0.05)	(1.25)	(1.30)
10/31/2017	19.62	0.08	3.06	3.14	(0.04)	(1.13)	(1.17)
10/31/2016	20.16	0.06	0.80	0.86	–	(1.40)	(1.40)
10/31/2015	22.20	0.04	0.79	0.83	–	(2.87)	(2.87)
10/31/2014	21.85	0.05	2.20	2.25	–	(1.90)	(1.90)
Class P
4/30/2019(c)	19.13	0.01	0.77	0.78	–	(1.76)	(1.76)
10/31/2018	20.46	(0.03)	(0.05)	(0.08)	–	(1.25)	(1.25)
10/31/2017	18.70	(0.01)	2.90	2.89	–	(1.13)	(1.13)
10/31/2016	19.36	(0.02)	0.76	0.74	–	(1.40)	(1.40)
10/31/2015	21.51	(0.05)	0.77	0.72	–	(2.87)	(2.87)
10/31/2014	21.32	(0.05)	2.14	2.09	–	(1.90)	(1.90)

114	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.55	4.82	(d)	1.17	(e)	0.33	(e)	$ 844,057	20	(d)
19.50	(0.28)		1.11		0.06		922,813	54
20.80	16.23		1.15		0.14		1,028,166	57
18.95	4.33		1.17		0.09		959,416	37
19.56	3.67		1.17		(0.05)		1,026,959	47
21.67	10.72		1.26		(0.13)		1,316,790	54

16.22	4.48	(d)	1.92	(e)	(0.42	)(e)	183,292	20	(d)
17.32	(1.05)		1.87		(0.69)		225,551	54
18.75	15.35		1.89		(0.61)		335,148	57
17.31	3.57		1.92		(0.66)		330,066	37
18.11	2.87		1.92		(0.80)		356,709	47
20.41	10.02		1.91		(0.79)		404,787	54

18.97	4.89	(d)	1.02	(e)	0.49	(e)	261,039	20	(d)
19.92	(0.03)		0.97		0.22		390,627	54
21.18	16.34		1.00		0.27		807,684	57
19.28	4.48		1.02		0.23		663,069	37
19.85	3.84		1.02		0.09		557,742	47
21.92	10.97		1.02		0.11		550,524	54

19.45	5.02	(d)	0.81	(e)	0.69	(e)	304,672	20	(d)
20.38	0.13		0.78		0.39		331,176	54
21.65	6.91	(d)	0.79	(e)	(0.25	)(e)	315,394	57

19.35	4.97	(d)	0.92	(e)	0.58	(e)	373,792	20	(d)
20.29	(0.02)		0.86		0.30		450,720	54
21.59	16.51		0.90		0.41		397,265	57
19.62	4.57		0.92		0.34		470,399	37
20.16	3.94		0.92		0.20		557,008	47
22.20	11.10		0.92		0.21		647,442	54

18.15	4.76	(d)	1.37	(e)	0.13	(e)	24,791	20	(d)
19.13	(0.49)		1.31		(0.14)		25,501	54
20.46	15.96		1.35		(0.05)		33,644	57
18.70	4.10		1.37		(0.11)		36,327	37
19.36	3.50		1.37		(0.25)		42,225	47
21.51	10.58		1.36		(0.23)		49,179	54

See Notes to Financial Statements.	115

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2019(c)	$18.72	$ –	$ 0.75	$ 0.75	$ –	$(1.76)	$(1.76)
10/31/2018	20.06	(0.06)	(0.03)	(0.09)	–	(1.25)	(1.25)
10/31/2017	18.38	(0.05)	2.86	2.81	–	(1.13)	(1.13)
10/31/2016	19.08	(0.05)	0.75	0.70	–	(1.40)	(1.40)
10/31/2015	21.27	(0.08)	0.76	0.68	–	(2.87)	(2.87)
10/31/2014	21.13	(0.08)	2.12	2.04	–	(1.90)	(1.90)
Class R3
4/30/2019(c)	18.92	0.01	0.76	0.77	–	(1.76)	(1.76)
10/31/2018	20.25	(0.04)	(0.04)	(0.08)	–	(1.25)	(1.25)
10/31/2017	18.52	(0.02)	2.88	2.86	–	(1.13)	(1.13)
10/31/2016	19.20	(0.03)	0.75	0.72	–	(1.40)	(1.40)
10/31/2015	21.37	(0.06)	0.76	0.70	–	(2.87)	(2.87)
10/31/2014	21.20	(0.06)	2.13	2.07	–	(1.90)	(1.90)
Class R4
4/30/2019(c)	19.47	0.03	0.80	0.83	(0.01)	(1.76)	(1.77)
10/31/2018	20.79	0.01	(0.06)	(0.05)	(0.02)	(1.25)	(1.27)
10/31/2017	18.95	–	2.99	2.99	(0.02)	(1.13)	(1.15)
10/31/2016	19.57	(0.01)	0.79	0.78	–	(1.40)	(1.40)
6/30/2015 to 10/31/2015(g)	20.33	– (h)	(0.76)	(0.76)	–	–	–
Class R5
4/30/2019(c)	20.30	0.05	0.84	0.89	(0.06)	(1.76)	(1.82)
10/31/2018	21.59	0.07	(0.07)	–	(0.04)	(1.25)	(1.29)
10/31/2017	19.63	0.10	3.03	3.13	(0.04)	(1.13)	(1.17)
10/31/2016	20.16	0.05	0.82	0.87	–	(1.40)	(1.40)
6/30/2015 to 10/31/2015(g)	20.93	0.01	(0.78)	(0.77)	–	–	–
Class R6
4/30/2019(c)	20.37	0.06	0.83	0.89	(0.06)	(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.06)	0.02	(0.05)	(1.25)	(1.30)
10/31/2017	19.66	0.09	3.07	3.16	(0.04)	(1.13)	(1.17)
10/31/2016	20.17	0.09	0.80	0.89	–	(1.40)	(1.40)
6/30/2015 to 10/31/2015(g)	20.93	0.02	(0.78)	(0.76)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	Amount less than $0.01.

116	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.71	4.64	(d)	1.52	(e)	(0.02	)(e)	$ 7,178	20	(d)
18.72	(0.50)		1.46		(0.29)		7,339	54
20.06	15.79		1.50		(0.25)		9,047	57
18.38	3.94		1.52		(0.26)		6,245	37
19.08	3.33		1.53		(0.40)		7,120	47
21.27	10.42		1.52		(0.38)		10,364	54

17.93	4.70	(d)	1.42	(e)	0.08	(e)	72,624	20	(d)
18.92	(0.45)		1.36		(0.19)		77,440	54
20.25	15.94		1.39		(0.10)		88,592	57
18.52	4.03		1.42		(0.16)		99,544	37
19.20	3.42		1.42		(0.30)		114,489	47
21.37	10.54		1.41		(0.29)		133,353	54

18.53	4.82	(d)	1.17	(e)	0.33	(e)	52,013	20	(d)
19.47	(0.30)		1.11		0.06		54,408	54
20.79	16.27		1.15		(0.01)		63,867	57
18.95	4.28		1.14		(0.06)		2,929	37
19.57	(3.74	)(d)	1.15	(e)	(0.07	)(e)	10	47

19.37	5.01	(d)	0.92	(e)	0.56	(e)	2,740	20	(d)
20.30	(0.01)		0.87		0.31		1,927	54
21.59	16.46		0.89		0.51		5,111	57
19.63	4.62		0.89		0.24		42,825	37
20.16	(3.68	)(d)	0.89	(e)	0.19	(e)	10	47

19.44	5.02	(d)	0.81	(e)	0.70	(e)	69,966	20	(d)
20.37	0.08		0.78		0.39		93,784	54
21.65	16.60		0.78		0.45		104,218	57
19.66	4.72		0.79		0.46		56,533	37
20.17	(3.63	)(d)	0.82	(e)	0.28	(e)	29,039	47

See Notes to Financial Statements.	117

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

The Trust currently consists of twelve funds. This report covers the following ten funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at April 30, 2019:

Funds	Share Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Research Fund (“Global Equity Research Fund)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Global Select Equity Fund (“Global Select Equity Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. Focused Growth Fund commenced operations on January 30, 2019.

On February 22, 2019, Fundamental Equity Fund acquired the net assets of Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value”). Refer to Note 16 Reorganization for additional information.

Each of Alpha Strategy Fund’s, Global Equity Research Fund’s, Global Select Equity Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure

Notes to Financial Statements (unaudited)(continued)

of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in

Notes to Financial Statements (unaudited)(continued)

accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years that ended from October 31, 2015 through October 31, 2018. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Global Equity Research Fund, Global Select Equity Fund, International Equity Fund, International Opportunities Fund and International Value Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in forward currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain/(loss) on forward currency exchange contracts in each Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the

Notes to Financial Statements (unaudited)(continued)

future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides

Notes to Financial Statements (unaudited)(continued)

office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

For the six months ended April 30, 2019, the effective management fee, net of any applicable waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Alpha Strategy Fund	.00%(1)
Focused Growth Fund	.00%(2)
Fundamental Equity Fund	.54%(3)
Global Equity Research Fund	.00%(4)
Global Select Equity Fund	.00%(5)
Growth Leaders Fund	.53%(6)
International Equity Fund	.70%(7)
International Opportunities Fund	.75%(8)
International Value Fund	.69%(7)
Value Opportunities Fund	.72%(9)

(1)	Lord Abbett is voluntarily waiving the entire management fee of 0.10%. Lord Abbett may discontinue the voluntary at any time without notice.
(2)	The management fee for Focused Growth Fund is based on the Fund’s average daily net assets at the following annual rates:
	First $1 billion	.65%
	Next $1 billion	.63%
	Next $5 billion	.60%
	Over $7 billion	.59%
(3)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:
	First $200 million	.75%
	Next $300 million	.65%
	Over $500 million	.50%
(4)	The management fee for Global Equity Research Fund is based on the Fund’s average daily net assets at the following annual rates:
	First $1 billion	.45%
	Next $2 billion	.43%
	Over $3 billion	.41%
(5)	The management fee for Global Select Equity Fund is based on the Fund’s average daily net assets at the following annual rates:
	First $1 billion	.60%
	Over $1 billion	.52%
(6)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:
	First $2 billion	.55%
	Over $2 billion	.50%
(7)	The management fees for International Equity Fund and International Value Fund are based on each Fund’s average daily net assets at the following annual rates:
	First $1 billion	.70%
	Next $1 billion	.65%
	Over $2 billion	.60%
(8)	The management fee for International Opportunities Fund is based on the average daily net assets at the following annual rates:
	First $1 billion	.75%
	Next $1 billion	.70%
	Over $2 billion	.65%
(9)	The management fee for Value Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:
	First $1 billion	.75%
	Next $1 billion	.70%
	Next $3 billion	.65%
	Over $5 billion	.58%

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the period ended April 30, 2019 and continuing through February 29, 2020, Lord Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

Focused Growth Fund
Classes
A, C, F, I, R2, R3, R4 and R5	0.80%
F3 and R6	0.73%

Global Equity Research Fund
Classes
A, C, F, I, R2, R3, R4 and R5	0.65%
F3 and R6	0.63%

Global Select Equity Fund
Classes
A, C, F, I, R3, R4 and R5	0.80%
F3 and R6	0.69%

	International Equity Fund
	Effective	Prior to
Classes	March 1, 2019	March 1, 2019
A, C, P, R2, R3, R4 and R5	0.92%	0.92%
F and I	0.86%	0.84%
F3 and R6	0.85%	0.82%

	International Value Fund
	Effective	Prior to
Classes	March 1, 2019*	March 1, 2019
A, C, R2, R3, R4 and R5	0.87%	0.87%
F and I	0.82%	0.81%
F3 and R6	0.81%	0.82%

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the “Distributor,” an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F	(1)(2)	Class P(3)	Class R2	Class R3	Class R4
Service	.25%	.25%	–		.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%		.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	For the period ended April 30, 2019 the distributor has contractually agreed to waive Focused Growth Fund’s, Global Select Equity Fund’s and Growth Leaders Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Funds’ Board of Trustees.
(3)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2019:

	Distributor	Dealers’
	Commissions	Concessions
Alpha Strategy Fund	$33,204	$187,903
Focused Growth Fund	2,350	13,345
Fundamental Equity Fund	48,282	267,562
Global Equity Research Fund	279	1,847
Global Select Equity Fund	15	100
Growth Leaders Fund	243,120	1,377,198
International Equity Fund	8,392	45,701
International Opportunities Fund	8,895	49,063
International Value Fund	22,872	117,472
Value Opportunities Fund	59,039	314,771

Distributor received the following amount of CDSCs for the six months ended April 30, 2019:

	Class A	Class C
Alpha Strategy Fund	$1,573	$3,752
Fundamental Equity Fund	237	2,375
Growth Leaders Fund	6,492	37,443
International Equity Fund	288	26
International Opportunities Fund	3,027	4,972
International Value Fund	771	709
Value Opportunities Fund	1,820	4,309

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2019, the percentages of Fundamental Equity Fund’s, Growth Leaders Fund’s, International Equity Fund’s, International Opportunities Fund’s, International Value Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

	Fundamental	Growth	International	International	International	Value
	Equity	Leaders	Equity	Opportunities	Value	Opportunities
Fund of Funds	Fund	Fund	Fund	Fund	Fund	Fund
Alpha Strategy Fund	–	–	–	29.74%	–	8.72%
Multi-Asset Balanced Opportunity Fund	7.67%	3.43%	15.24%	–	11.83%	–
Multi-Asset Global Opportunity Fund	0.67%	0.28%	4.91%	–	3.89%	–
Multi-Asset Growth Fund	5.86%	2.69%	14.93%	–	11.62%	–
Multi-Asset Income Fund	3.85%	1.80%	13.71%	–	10.66%	–

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Value Fund and annually for Alpha Strategy Fund and Focused Growth Fund, Fundamental Equity Fund, Global Equity Research Fund, Global Select Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment

Notes to Financial Statements (unaudited)(continued)

income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2019 and fiscal year ended October 31, 2018, was as follows:

	Alpha Strategy Fund		Focused Growth Fund	Fundamental Equity Fund
	Six Months		Period	Six Months
	Ended		Ended	Ended
	4/30/2019	Year Ended	4/30/2019	4/30/2019	Year Ended
	(unaudited)	10/31/2018	(unaudited)	(unaudited)	10/31/2018
Distributions paid from:
Ordinary income	$9,057,439	$–	$–	$43,151,199	$96,384,992
Net long-term capital gains	119,734,438	124,640,000	–	143,794,593	208,675,974
Total distributions paid	$128,791,877	$124,640,000	$–	$186,945,792	$305,060,966

	Global Equity Research Fund		Global Select Equity Fund
	Six Months Ended		Six Months Ended
	4/30/2019	Year Ended	4/30/2019	Period Ended
	(unaudited)	10/31/2018	(unaudited)	10/31/2018
Distributions paid from:
Ordinary income	$191,531	$244,528	$12,487	$–
Net long-term capital gains	129,275	–	–	–
Total distributions paid	$320,806	$244,528	$12,487	$–

	Growth Leaders Fund		International Equity Fund
	Six Months Ended		Six Months Ended
	4/30/2019	Year Ended	4/30/2019	Year Ended
	(unaudited)	10/31/2018	(unaudited)	10/31/2018
Distributions paid from:
Ordinary income	$211,623,766	$126,621,794	$11,999,856	$13,137,977
Net long-term capital gains	345,436,576	65,683,018	–	–
Total distributions paid	$557,060,342	$192,304,812	$11,999,856	$13,137,977

	International Opportunities Fund		International Value Fund
	Six Months Ended		Six Months Ended
	4/30/2019	Year Ended	4/30/2019	Year Ended
	(unaudited)	10/31/2018	(unaudited)	10/31/2018
Distributions paid from:
Ordinary income	$8,261,004	$7,606,852	$6,897,516	$27,670,057
Net long-term capital gains	67,033,425	29,369,535	–	–
Total distributions paid	$75,294,429	$36,976,387	$6,897,516	$27,670,057

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund
	Six Months Ended 4/30/2019 (unaudited)	Year Ended 10/31/2018
Distributions paid from:
Ordinary income	$40,735,136	$2,970,562
Net long-term capital gains	190,879,181	189,303,747
Total distributions paid	$231,614,317	$192,274,309

As of October 31, 2018, the capital loss carryforwards, which carry indefinitely, were as follows:

Global Select Equity Fund	$2,399
International Equity Fund	643,547
International Value Fund	386,797,510

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of April 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Focused Growth Fund	Fundamental Equity Fund
Tax cost	$999,567,152	$6,287,434	$2,236,912,135
Gross unrealized gain	49,644,405	561,288	394,053,527
Gross unrealized loss	(54,611,928)	(40,872)	(25,849,252)
Net unrealized security gain (loss)	$(4,967,523)	$520,416	$368,204,275

	Global Equity Research Fund	Global Select Equity Fund	Growth Leaders Fund
Tax cost	$7,206,707	$2,428,068	$3,211,617,567
Gross unrealized gain	669,681	148,146	609,562,675
Gross unrealized loss	(200,261)	(118,312)	(20,430,054)
Net unrealized security gain	$469,420	$30,104	$589,132,621

	International Equity Fund	International Opportunities Fund	International Value Fund
Tax cost	$499,269,976	$658,972,740	$682,348,430
Gross unrealized gain	39,437,726	32,977,466	33,084,153
Gross unrealized loss	(5,642,432)	(60,593,298)	(28,323,694)
Net unrealized security gain (loss)	$33,795,294	$(27,615,832)	$4,760,459

Value Opportunities Fund
Tax cost	$1,768,997,892
Gross unrealized gain	501,962,149
Gross unrealized loss	(82,541,161)
Net unrealized security gain	$419,420,988

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2019 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$149,240,194	$96,688,362
Focused Growth Fund	8,799,379	2,629,989
Fundamental Equity Fund	1,136,771,128	1,266,603,725
Global Equity Research Fund	3,490,506	2,852,240
Global Select Equity Fund	974,953	800,139
Growth Leaders Fund	2,860,019,338	3,129,599,226
International Equity Fund	283,840,372	329,067,810
International Opportunities Fund	201,525,347	361,813,431
International Value Fund	234,687,313	300,573,158
Value Opportunities Fund	453,655,054	901,829,146

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2019.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2019, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss	)
Fundamental Equity Fund	$22,186,878	$7,028,234	$(307,161)
Growth Leaders Fund	27,995,836	–	–
International Equity Fund	500,251	–	–
International Value Fund	–	548,982	76,214

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Global Equity Research Fund, International Equity Fund, International Opportunities Fund and International Value Fund entered into forward foreign currency exchange contracts for the six months ended April 30, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of April 30, 2019, Global Equity Research Fund, Global Select Equity Fund, International Equity Fund, International Opportunities Fund and International Value Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

Notes to Financial Statements (unaudited)(continued)

Global Select Equity Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$2,692

International Value Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$5,224

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

Transaction in derivatives instruments for the period ended April 30, 2019, were as follows:

Global Equity Research Fund
	Foreign Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$8	–
Futures Contracts(2)	–	$786
Average Number of Contracts/Notional Amounts
Forward Foreign Currency Exchange Contracts(4)	$1,600	–
Futures(5)	–	1

Global Select Equity Fund
Foreign Currency Contracts
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	$2,692
Average Number of Contracts/Notional Amounts
Forward Foreign Currency Exchange Contracts(4)	$86,842

International Equity Fund
Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(648)
Average Number of Contracts/Notional Amounts
Forward Foreign Currency Exchange Contracts(4)	$4,174

International Opportunities Fund
Forward Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(12,804)
Average Number of Contracts/Notional Amounts
Forward Foreign Currency Exchange Contracts(4)	$269,056

Notes to Financial Statements (unaudited)(continued)

International Value Fund
Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(260)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	$5,224
Average Number of Contracts/Notional Amounts
Forward Foreign Currency Exchange Contracts(4)	$169,771

*	Calculated based on the number of contracts or notional amounts for the six months ended April 30, 2019.
(1)	Statements of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain(loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(4)	Amount represents national amounts in U.S. dollars.
(5)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Focused Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$212,835	$–	$212,835
Total	$212,835	$–	$212,835

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$212,835	$–	$–	$(212,835)	$–
Total	$212,835	$–	$–	$(212,835)	$–

		Fundamental Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$11,589,898	$–	$11,589,898
Total	$11,589,898	$–	$11,589,898

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,589,898	$–	$–	$(11,589,898)	$–
Total	$11,589,898	$–	$–	$(11,589,898)	$–

		Global Select Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,692	$–	$2,692
Total	$2,692	$–	$2,692

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$2,692	$–	$–	$–	$2,692
Total	$2,692	$–	$–	$–	$2,692

Notes to Financial Statements (unaudited)(continued)

		Growth Leaders Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$57,414,884	$–	$57,414,884
Total	$57,414,884	$–	$57,414,884

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$57,414,884	$–	$–	$(57,414,884)	$–
Total	$57,414,884	$–	$–	$(57,414,884)	$–

		International Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,726,154	$–	$2,726,154
Total	$2,726,154	$–	$2,726,154

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,726,154	$–	$–	$(2,726,154)	$–
Total	$2,726,154	$–	$–	$(2,726,154)	$–

		International Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$13,102,804	$–	$13,102,804
Total	$13,102,804	$–	$13,102,804

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$13,102,804	$–	$–	$(13,102,804)	$–
Total	$13,102,804	$–	$–	$(13,102,804)	$–

Notes to Financial Statements (unaudited)(continued)

		International Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,224	$–	$5,224
Repurchase Agreement	15,703,760	–	15,703,760
Total	$15,708,984	$–	$15,708,984

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$15,703,760	$–	$–	$(15,703,760)	$–
State Street Bank and Trust	5,224	–	–	–	5,224
Total	$15,708,984	$–	$–	$(15,703,760)	$5,224

		Value Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,543,826	$–	$1,543,826
Total	$1,543,826	$–	$1,543,826

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,543,826	$–	$–	$(1,543,826)	$–
Total	$1,543,826	$–	$–	$(1,543,826)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2019.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the period ended December 20, 2018, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Effective December 21, 2018, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

Effective December 21, 2018, the Participating Funds participated in an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

For the six months ended April 30, 2019, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2019, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Loan	Average Interest Rate	Interest Income*
International Equity Fund	$6,291,628	2.23%	$384

*	included in the Statement of Operations

During the six months ended April 30, 2019, the following Fund participated as a borrower in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount borrowed, interest rate and interest expense were as follows:

Fund	Average Loan	Average Interest Rate	Interest Expense*
Value Opportunities Fund	$29,871,810	2.23%	$3,650

*	included in the Statement of Operations

There were no interfund loans outstanding as of April 30, 2019.

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended April 30, 2019:

Alpha Strategy Fund
Affiliated Issuer	Balance of Shares Held at 10/31/2018	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2019	Fair Value at 4/30/2019	Net Realized Gain 11/1/2018 to 4/30/2019		Dividend Income 11/1/2018 to 4/30/2019	Change in Appreciation/ (Depreciation) 11/1/2018 to 4/30/2019
Lord Abbett Developing Growth Fund, Inc. – Class I	6,541,320	1,791,547	(1,370,461)	6,962,406	$199,751,423	$39,246,543	(a)	$–	$(12,212,596)
Lord Abbett Securities Trust – International Opportunities Fund – Class I	10,327,866	1,628,759	–	11,956,625	193,697,323	16,427,382	(b)	2,371,585	(9,258,261)
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	5,184,452	1,881,786	(1,151,153)	5,915,085	100,379,001	22,056,215	(c)	–	(7,513,865)
Lord Abbett Securities Trust – Micro-Cap Value Fund–Class I	3,401,681	552,921	(433,497)	3,521,105	101,020,506	14,439,930	(d)	–	(6,833,259)
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	8,664,921	1,385,824	(772,608)	9,278,137	200,871,657	11,279,840	(e)	–	(5,283,902)
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10,300,878	1,025,112	(1,047,968)	10,278,022	198,879,719	19,134,546	(f)	604,961	(11,414,288)
Total					$994,599,629	$122,584,456		$2,976,546	$(52,516,171)

(a)	Includes $40,614,359 of distributed capital gains.
(b)	Includes $16,427,382 of distributed capital gains.
(c)	Includes $25,874,563 of distributed capital gains.
(d)	Includes $14,331,707 of distributed capital gains.
(e)	Includes $25,942,632 of distributed capital gains.
(f)	Includes $17,898,308 of distributed capital gains.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Notes to Financial Statements (unaudited)(continued)

Large company stocks, in which Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Growth Leaders Fund employs a growth investing style, Global Equity Research Fund employs a blended growth investing and value investing style, and Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Research Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. International Value Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund		Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,371,657	$30,816,819	1,870,033	$52,269,288
Converted from Class B *	–	–	43,607	1,204,943
Converted from Class C **	266,138	6,268,646	1,452,347	41,139,611
Reinvestment of distributions	2,793,742	56,209,490	1,770,521	46,865,694
Shares reacquired	(2,474,916)	(56,926,697)	(3,688,359)	(103,580,190)
Increase	1,956,621	$36,368,258	1,448,149	$37,899,346

Class B Shares(c)
Shares sold	–	$–	335	$8,176
Reinvestment of distributions	–	–	5,900	134,928
Shares reacquired	–	–	(7,603)	(179,461)
Converted to Class A *	–	–	(50,389)	(1,204,943)
Increase (decrease)	–	$–	(51,757)	$(1,241,300)

Class C Shares
Shares sold	511,596	$9,197,195	615,183	$14,476,188
Reinvestment of distributions	999,837	16,617,299	1,082,813	24,309,161
Shares reacquired	(1,293,016)	(24,720,304)	(2,680,058)	(63,371,621)
Converted to Class A **	(322,067)	(6,268,646)	(1,718,813)	(41,139,611)
Decrease	(103,650)	$(5,174,456)	(2,700,875)	$(65,725,883)

Class F Shares
Shares sold	1,280,547	$29,284,661	1,845,730	$52,097,912
Reinvestment of distributions	958,776	19,415,210	704,033	18,741,346
Shares reacquired	(2,140,245)	(48,912,526)	(3,459,909)	(98,432,682)
Increase (decrease)	99,078	$(212,655)	(910,146)	$(27,593,424)

Class F3 Shares
Shares sold	172,170	$4,196,210	321,691	$9,219,138
Reinvestment of distributions	206,700	4,274,550	138,530	3,752,805
Shares reacquired	(226,419)	(5,504,471)	(402,350)	(11,608,718)
Increase	152,451	$2,966,289	57,871	$1,363,225

Class I Shares
Shares sold	202,251	$4,737,393	1,177,276	$34,391,878
Reinvestment of distributions	474,059	9,789,326	370,263	10,023,011
Shares reacquired	(477,738)	(11,427,719)	(689,580)	(20,426,393)
Increase	198,572	$3,099,000	857,959	$23,988,496

Class R2 Shares
Shares sold	11,639	$242,860	23,799	$629,259
Reinvestment of distributions	6,506	126,278	4,588	117,371
Shares reacquired	(42,263)	(1,009,376)	(38,879)	(1,047,097)
Decrease	(24,118)	$(640,238)	(10,492)	$(300,467)

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund		Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	77,429	$1,749,394	165,060	$4,547,019
Reinvestment of distributions	187,841	3,664,779	138,073	3,558,134
Shares reacquired	(139,157)	(3,183,224)	(371,972)	(10,212,613)
Increase (decrease)	126,113	$2,230,949	(68,839)	$(2,107,460)

Class R4 Shares
Shares sold	34,320	$793,505	84,744	$2,369,149
Reinvestment of distributions	19,121	383,942	7,976	210,797
Shares reacquired	(24,372)	(572,558)	(40,129)	(1,138,335)
Increase	29,069	$604,889	52,591	$1,441,611

Class R5 Shares
Shares sold	9,663	$262,727	1,661	$46,499
Reinvestment of distributions	1,961	40,519	338	9,146
Shares reacquired	(3,882)	(87,245)	(964)	(27,243)
Increase	7,742	$216,001	1,035	$28,402

Class R6 Shares
Shares sold	33,654	$814,319	27,495	$797,002
Reinvestment of distributions	8,857	183,260	6,499	176,126
Shares reacquired	(6,621)	(166,564)	(32,164)	(941,732)
Increase	35,890	$831,015	1,830	$31,396

Focused Growth Fund		Period Ended April 30, 2019(a) (unaudited)
Class A Shares	Shares	Amount
Shares sold	141,195	$2,220,373
Increase	141,195	$2,220,373

Class C Shares
Shares sold	7,333	$110,000
Increase	7,333	$110,000

Class F Shares
Shares sold	38,247	$577,500
Shares reacquired	(955)	(15,691)
Increase	37,292	$561,809

Class F3 Shares
Shares sold	33,333	$500,000
Increase	33,333	$500,000

Class I Shares
Shares sold	107,202	$1,672,322
Increase	107,202	$1,672,322

Class R3 Shares
Shares sold	666.67	$10,000
Increase	666.67	$10,000

Notes to Financial Statements (unaudited)(continued)

Focused Growth Fund		Period Ended April 30, 2019(a) (unaudited)
Class R4 Shares	Shares	Amount
Shares sold	666.67	$10,000
Increase	666.67	$10,000

Class R5 Shares
Shares sold	666.67	$10,000
Increase	666.67	$10,000

Class R6 Shares
Shares sold	78,809	$1,236,578
Increase	78,809	$1,236,578

Fundamental Equity Fund		Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,445,063	$39,633,087	4,647,051	$60,004,778
Converted from Class B *	–	–	260,352	3,410,227
Converted from Class C **	1,548,947	18,028,333	10,076,645	128,599,381
Reinvestment of distributions	10,083,551	115,658,335	13,379,198	166,838,595
Shares reacquired	(15,706,424)	(182,377,286)	(26,205,562)	(340,348,754)
Shares issued in reorganization (See Note 16)	4,361,818	52,385,435	–	–
Increase	3,732,955	$43,327,904	2,157,684	$18,504,227

Class B Shares(c)
Shares sold	–	$–	1,754	$20,340
Reinvestment of distributions	–	–	36,509	415,107
Shares reacquired	–	–	(68,976)	(816,052)
Converted to Class A *	–	–	(285,974)	(3,410,227)
Increase (decrease)	–	$–	(316,687)	$(3,790,832)

Class C Shares
Shares sold	658,319	$6,641,055	1,053,621	$12,071,598
Reinvestment of distributions	1,754,684	17,845,137	4,328,315	48,260,717
Shares reacquired	(3,944,970)	(40,659,755)	(8,681,134)	(100,497,860)
Converted to Class A **	(1,749,568)	(18,028,333)	(11,320,838)	(128,599,381)
Shares issued in reorganization (See Note 16)	1,107,914	11,777,130	–	–
Decrease	(2,173,621)	$(22,424,766)	(14,620,036)	$(168,764,926)

Class F Shares
Shares sold	1,345,119	$15,569,792	3,432,610	$43,871,503
Reinvestment of distributions	1,532,614	17,364,522	2,128,336	26,242,388
Shares reacquired	(7,371,550)	(84,596,644)	(9,098,527)	(119,945,927)
Shares issued in reorganization (See Note 16)	1,405,515	16,683,465	–	–
Decrease	(3,088,302)	$(34,978,865)	(3,537,581)	$(49,832,036)

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund		Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	96,661	$1,166,659	596,063	$7,822,373
Reinvestment of distributions	153,157	1,772,029	190,922	2,397,983
Shares reacquired	(266,550)	(3,151,514)	(652,230)	(8,547,974)
Shares issued in reorganization (See Note 16)	241,589	2,930,474	–	–
Increase	224,857	$2,717,648	134,755	$1,672,382

Class I Shares
Shares sold	13,060,985	$163,124,246	3,620,436	$50,326,688
Reinvestment of distributions	674,198	7,773,499	1,427,475	17,886,267
Shares reacquired	(4,004,464)	(46,747,438)	(6,312,018)	(81,527,965)
Shares issued in reorganization (See Note 16)	27,933,427	337,435,793	–	–
Increase (decrease)	37,664,146	$461,586,100	(1,264,107)	$(13,315,010)

Class P Shares
Shares sold	21,894	$250,666	36,041	$463,235
Reinvestment of distributions	40,900	460,530	65,899	807,264
Shares reacquired	(100,109)	(1,168,618)	(162,988)	(2,090,725)
Decrease	(37,315)	$(457,422)	(61,048)	$(820,226)

Class R2 Shares
Shares sold	118,711	$1,380,809	112,829	$1,410,764
Reinvestment of distributions	16,758	188,189	42,300	516,060
Shares reacquired	(53,570)	(616,400)	(453,456)	(5,703,198)
Shares issued in reorganization (See Note 16)	43,370	509,602	–	–
Increase (decrease)	125,269	$1,462,200	(298,327)	$(3,776,374)

Class R3 Shares
Shares sold	352,261	$4,060,742	763,949	$9,743,012
Reinvestment of distributions	863,530	9,723,346	1,355,598	16,619,632
Shares reacquired	(1,713,691)	(19,805,839)	(3,397,269)	(43,619,506)
Shares issued in reorganization (See Note 16)	7,590	89,490	–	–
Decrease	(490,310)	$(5,932,261)	(1,277,722)	$(17,256,862)

Class R4 Shares
Shares sold	50,260	$583,900	149,144	$1,899,430
Reinvestment of distributions	28,501	324,914	34,315	425,857
Shares reacquired	(26,853)	(318,987)	(85,314)	(1,116,779)
Shares issued in reorganization (See Note 16)	1,046	12,488	–	–
Increase	52,954	$602,315	98,145	$1,208,508

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund		Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	36,070	$414,924	43,091	$565,771
Reinvestment of distributions	6,197	71,449	9,830	123,159
Shares reacquired	(11,102)	(134,646)	(63,722)	(829,097)
Shares issued in reorganization (See Note 16)	1,043	12,604	–	–
Increase (decrease)	32,208	$364,331	(10,801)	$(140,167)

Class R6 Shares
Shares sold	542,228	$6,215,550	1,101,282	$14,550,728
Reinvestment of distributions	88,317	1,022,708	21,668	272,365
Shares reacquired	(283,718)	(3,494,472)	(259,946)	(3,415,264)
Shares issued in reorganization (See Note 16)	168,358	2,043,859	–	–
Increase	515,185	$5,787,645	863,004	$11,407,829

		Six Months Ended
		April 30, 2019		Year Ended
Global Equity Research Fund		(unaudited)		October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	42,004	$424,064	143,190	$1,673,698
Converted from Class C **	78	840	–	–
Reinvestment of distributions	14,647	143,542	8,216	91,602
Shares reacquired	(20,016)	(211,859)	(9,399)	(109,327)
Increase	36,713	$356,587	142,007	$1,655,973

Class C Shares
Shares sold	7,640	$80,245	36,933	$423,196
Reinvestment of distributions	2,799	27,287	1,631	18,120
Shares reacquired	(25,236)	(275,678)	(3,091)	(35,569)
Converted to Class A **	(79)	(840)	–	–
Increase (decrease)	(14,876)	$(168,986)	35,473	$405,747

Class F Shares
Shares sold	71	$750	7,247	$85,309
Reinvestment of distributions	5,822	57,059	5,924	66,057
Shares reacquired	–	–	(4,774)	(56,400)
Increase	5,893	$57,809	8,397	$94,966

Class F3 Shares
Reinvestment of distributions	55.68	$551	58	$645
Increase	55.68	$551	58	$645

Class I Shares
Reinvestment of distributions	5,620	$55,069	5,806	$64,739
Increase	5,620	$55,069	5,806	$64,739

Class R2 Shares
Reinvestment of distributions	49	$487	54	$598
Increase	49	$487	54	$598

Notes to Financial Statements (unaudited)(continued)

Global Equity Research Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	2,353	$25,768	14,043	$156,652
Reinvestment of distributions	824	8,046	54	608
Shares reacquired	(1,590)	(16,821)	–	–
Increase	1,587	$16,993	14,097	$157,260

Class R4 Shares
Reinvestment of distributions	54	$531	57	$635
Increase	54	$531	57	$635

Class R5 Shares
Reinvestment of distributions	56.76	$562	59.24	$661
Increase	56.76	$562	59.24	$661

Class R6 Shares
Shares sold	56,126	$607,276	36,639	$425,343
Reinvestment of distributions	–	–	59	662
Shares reacquired	(1,059)	(10,943)	(16,120)	(190,762)
Increase	55,067	$596,333	20,578	$235,243

Global Select Equity Fund	Six Months Ended April 30, 2019 (unaudited)		Period Ended October 31, 2018(b)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	578	$8,170	33,534	$505,940
Reinvestment of distributions	190	2,512	–	–
Shares reacquired	–	–	–	4
Increase	768	$10,682	33,534	$505,944

Class C Shares
Shares sold	1,209	$17,856	7,333	$110,000
Reinvestment of distributions	13	177	–	–
Increase	1,222	$18,033	7,333	$110,000

Class F Shares
Shares sold	–	$–	33,333	$500,000
Reinvestment of distributions	201	2,643	–	–
Increase	201	$2,643	33,333	$500,000

Class F3 Shares
Shares sold	–	$–	33,333	$500,000
Reinvestment of distributions	230	3,023	–	–
Increase	230	$3,023	33,333	$500,000

Class I Shares
Shares sold	–	$–	7,333	$110,000
Reinvestment of distributions	48	627	–	–
Increase	48	$627	7,333	$110,000

Notes to Financial Statements (unaudited)(continued)

Global Select Equity Fund	Six Months Ended April 30, 2019 (unaudited)		Period Ended October 31, 2018(b)
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	667	$10,000
Reinvestment of distributions	2.425	36	–	–
Increase	2.425	$36	667	$10,000

Class R4 Shares
Shares sold	–	$–	667	$10,000
Reinvestment of distributions	3	47	–	–
Increase	3	$47	667	$10,000

Class R5 Shares
Shares sold	–	$–	667	$10,000
Reinvestment of distributions	4	57	–	–
Increase	4	$57	667	$10,000

Class R6 Shares
Shares sold	19,629	$275,340	33,333	$500,000
Reinvestment of distributions	229	3,024	–	–
Increase	19,858	$278,364	33,333	$500,000

Growth Leaders Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,171,765	$131,430,911	9,604,490	$295,802,345
Converted from Class B *	–	–	14,514	424,927
Converted from Class C **	–	–	528,427	16,400,646
Reinvestment of distributions	5,703,940	131,361,730	1,584,050	44,179,019
Shares reacquired	(6,305,463)	(158,051,506)	(7,568,897)	(228,881,490)
Increase	4,570,242	$104,741,135	4,162,584	$127,925,447

Class B Shares(c)
Shares sold	–	$–	1,178	$33,058
Reinvestment of distributions	–	–	1,308	35,078
Shares reacquired	–	–	(8,242)	(228,900)
Converted to Class A *	–	–	(15,117)	(424,927)
Decrease	–	$–	(20,873)	$(585,691)

Class C Shares
Shares sold	3,106,257	$72,908,210	5,460,620	$159,429,794
Reinvestment of distributions	4,194,598	90,016,077	1,183,828	31,383,285
Shares reacquired	(3,642,187)	(85,178,238)	(3,859,343)	(110,771,847)
Converted to Class A **	–	–	(558,086)	(16,400,646)
Increase	3,658,668	$77,746,049	2,227,019	$63,640,586

Class F Shares
Shares sold	10,496,564	$272,379,334	17,501,695	$549,574,276
Reinvestment of distributions	7,214,078	168,809,431	1,835,770	51,750,348
Shares reacquired	(12,543,304)	(322,651,579)	(13,487,003)	(408,607,021)
Increase	5,167,338	$118,537,186	5,850,462	$192,717,603

Notes to Financial Statements (unaudited)(continued)

Growth Leaders Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	564,599	$15,200,325	976,867	$31,289,449
Reinvestment of distributions	297,904	7,036,481	42,489	1,206,691
Shares reacquired	(337,887)	(8,985,806)	(201,574)	(6,370,544)
Increase	524,616	$13,251,000	817,782	$26,125,596

Class I Shares
Shares sold	1,371,596	$35,463,594	23,029,220	$685,229,877
Reinvestment of distributions	4,452,801	104,818,928	1,584,374	44,901,163
Shares reacquired	(8,642,527)	(229,565,209)	(11,818,081)	(374,339,282)
Increase (decrease)	(2,818,130)	$(89,282,687)	12,795,513	$355,791,758

Class R2 Shares
Shares sold	14,520	$354,000	23,515	$698,985
Reinvestment of distributions	3,881	88,243	914	25,321
Shares reacquired	(14,169)	(358,344)	(41,293)	(1,239,222)
Increase (decrease)	4,232	$83,899	(16,864)	$(514,916)

Class R3 Shares
Shares sold	48,946	$1,272,931	127,072	$3,830,565
Reinvestment of distributions	105,069	2,381,915	30,768	848,878
Shares reacquired	(143,812)	(3,608,956)	(103,562)	(3,078,176)
Increase	10,203	$45,890	54,278	$1,601,267

Class R4 Shares
Shares sold	55,591	$1,361,862	136,733	$4,073,936
Reinvestment of distributions	14,565	335,582	2,934	81,852
Shares reacquired	(50,487)	(1,336,557)	(89,092)	(2,726,520)
Increase	19,669	$360,887	50,575	$1,429,268

Class R5 Shares
Shares sold	36,562	$996,530	101,558	$3,223,727
Reinvestment of distributions	56,291	1,325,659	12,681	359,518
Shares reacquired	(53,154)	(1,319,103)	(28,772)	(921,677)
Increase	39,699	$1,003,086	85,467	$2,661,568

Class R6 Shares
Shares sold	343,621	$8,951,407	265,609	$8,153,873
Reinvestment of distributions	73,296	1,731,263	16,015	454,826
Shares reacquired	(134,591)	(3,605,953)	(148,018)	(4,536,930)
Increase	282,326	$7,076,717	133,606	$4,071,769

Class T Shares(d)
Reinvestment of distributions	–	$–	24	$676
Shares reacquired	–	–	(394)	(12,866)
Decrease	–	$–	(370)	$(12,190)

Notes to Financial Statements (unaudited)(continued)

International Equity Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	509,329	$6,084,242	1,236,145	$17,460,912
Converted from Class B *	–	–	48,794	708,117
Converted from Class C **	18,620	226,012	573,667	8,054,696
Reinvestment of distributions	332,028	3,801,727	326,032	4,564,449
Shares reacquired	(2,028,979)	(24,387,799)	(3,361,131)	(47,062,367)
Decrease	(1,169,002)	$(14,275,818)	(1,176,493)	$(16,274,193)

Class B Shares(c)
Shares sold	–	$–	1,415	$20,866
Shares reacquired	–	–	(12,140)	(177,854)
Converted to Class A *	–	–	(48,468)	(708,117)
Decrease	–	$–	(59,193)	$(865,105)

Class C Shares
Shares sold	50,200	$601,056	163,874	$2,286,258
Reinvestment of distributions	9,329	106,626	22,275	309,851
Shares reacquired	(149,194)	(1,787,332)	(385,674)	(5,369,261)
Converted to Class A **	(18,712)	(226,012)	(579,462)	(8,054,696)
Decrease	(108,377)	$(1,305,662)	(778,987)	$(10,827,848)

Class F Shares
Shares sold	130,070	$1,577,311	1,535,804	$22,336,524
Reinvestment of distributions	110,757	1,260,411	92,251	1,283,206
Shares reacquired	(832,284)	(9,976,692)	(1,340,813)	(18,704,273)
Increase (decrease)	(591,457)	$(7,138,970)	287,242	$4,915,457

Class F3 Shares
Shares sold	25,429	$312,074	161,656	$2,292,383
Reinvestment of distributions	9,709	112,239	9,219	130,173
Shares reacquired	(77,134)	(950,172)	(168,705)	(2,378,544)
Increase (decrease)	(41,996)	$(525,859)	2,170	$44,012

Class I Shares
Shares sold	173,206	$2,119,947	8,499,390	$127,977,355
Reinvestment of distributions	549,976	6,346,721	436,381	6,152,969
Shares reacquired	(2,415,112)	(29,348,173)	(6,970,359)	(100,322,507)
Increase (decrease)	(1,691,930)	$(20,881,505)	1,965,412	$33,807,817

Class P Shares
Shares sold	30	$371	102	$1,431
Reinvestment of distributions	62	706	114	1,601
Shares reacquired	(44)	(545)	(3,295)	(46,733)
Increase (decrease)	48	$532	(3,079)	$(43,701)

Class R2 Shares
Shares sold	4,184	$50,986	6,083	$84,461
Reinvestment of distributions	185	2,126	202	2,823
Shares reacquired	(2,728)	(33,798)	(23,757)	(335,911)
Increase (decrease)	1,641	$19,314	(17,472)	$(248,627)

Notes to Financial Statements (unaudited)(continued)

International Equity Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	62,770	$749,339	132,585	$1,824,124
Reinvestment of distributions	13,789	155,667	15,836	218,531
Shares reacquired	(138,821)	(1,667,904)	(314,534)	(4,429,590)
Decrease	(62,262)	$(762,898)	(166,113)	$(2,386,935)

Class R4 Shares
Shares sold	16,348	$197,069	50,212	$696,967
Reinvestment of distributions	1,800	20,518	932	13,007
Shares reacquired	(8,989)	(107,858)	(14,435)	(196,042)
Increase	9,159	$109,729	36,709	$513,932

Class R5 Shares
Shares sold	266	$3,280	699	$9,810
Reinvestment of distributions	140	1,612	112	1,577
Shares reacquired	(211)	(2,587)	(176)	(2,338)
Increase	195	$2,305	635	$9,049

Class R6 Shares
Shares sold	11,872	$138,383	13,520	$195,477
Reinvestment of distributions	186	2,148	291	4,104
Shares reacquired	(15,994)	(195,233)	(13,130)	(178,874)
Increase (decrease)	(3,936)	$(54,702)	681	$20,707

International Opportunities Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	555,191	$8,343,043	3,791,816	$78,046,760
Converted from Class B *	–	–	14,113	294,987
Converted from Class C **	16,841	257,372	255,740	5,121,679
Reinvestment of distributions	1,093,140	15,282,099	390,077	7,852,262
Shares reacquired	(2,909,825)	(44,312,072)	(3,327,355)	(65,449,930)
Increase (decrease)	(1,244,653)	$(20,429,558)	1,124,391	$25,865,758

Class B Shares(c)
Shares sold	–	$–	295	$5,868
Reinvestment of distributions	–	–	624	11,927
Shares reacquired	–	–	(6,247)	(121,064)
Converted to Class A *	–	–	(14,902)	(294,987)
Decrease	–	$–	(20,230)	$(398,256)

Class C Shares
Shares sold	147,061	$2,017,708	1,123,770	$21,751,536
Reinvestment of distributions	230,489	2,991,751	87,788	1,648,650
Shares reacquired	(586,540)	(8,287,069)	(793,632)	(14,350,152)
Converted to Class A **	(18,159)	(257,372)	(274,948)	(5,121,679)
Increase (decrease)	(227,149)	$(3,534,982)	142,978	$3,928,355

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	2,220,926	$32,912,025	10,262,873	$208,273,834
Reinvestment of distributions	931,164	12,868,695	439,896	8,771,526
Shares reacquired	(7,108,328)	(108,763,937)	(11,105,692)	(217,392,617)
Decrease	(3,956,238)	$(62,983,217)	(402,923)	$(347,257)

Class F3 Shares
Shares sold	156,126	$2,480,975	770,433	$16,207,528
Reinvestment of distributions	156,610	2,259,887	41,820	866,530
Shares reacquired	(276,824)	(4,406,207)	(379,588)	(7,704,620)
Increase	35,912	$334,655	432,665	$9,369,438

Class I Shares
Shares sold	968,853	$15,389,587	4,298,679	$90,677,405
Reinvestment of distributions	1,638,684	23,564,274	598,426	12,363,488
Shares reacquired	(1,811,874)	(28,741,126)	(2,909,221)	(59,191,315)
Increase	795,663	$10,212,735	1,987,884	$43,849,578

Class P Shares
Shares sold	274	$4,287	528	$10,849
Reinvestment of distributions	776	11,144	448	9,228
Shares reacquired	(1,102)	(18,720)	(4,042)	(80,087)
Decrease	(52)	$(3,289)	(3,066)	$(60,010)

Class R2 Shares
Shares sold	55,596	$844,389	121,668	$2,445,272
Reinvestment of distributions	21,672	298,204	6,326	125,439
Shares reacquired	(44,490)	(669,421)	(172,548)	(3,418,345)
Increase (decrease)	32,778	$473,172	(44,554)	$(847,634)

Class R3 Shares
Shares sold	205,320	$2,988,028	2,093,925	$40,798,328
Reinvestment of distributions	268,932	3,678,988	21,383	423,380
Shares reacquired	(1,268,806)	(18,898,810)	(436,082)	(8,287,064)
Increase (decrease)	(794,554)	$(12,231,794)	1,679,226	$32,934,644

Class R4 Shares
Shares sold	35,475	$527,096	243,368	$4,928,799
Reinvestment of distributions	24,276	337,923	6,950	139,483
Shares reacquired	(111,168)	(1,774,441)	(76,619)	(1,531,592)
Increase (decrease)	(51,417)	$(909,422)	173,699	$3,536,690

Class R5 Shares
Shares sold	236,724	$3,602,172	2,274,993	$46,858,730
Reinvestment of distributions	270,315	3,884,423	8,890	183,658
Shares reacquired	(1,565,345)	(24,687,194)	(188,683)	(3,644,178)
Increase (decrease)	(1,058,306)	$(17,200,599)	2,095,200	$43,398,210

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	788,013	$12,475,331	1,560,179	$31,251,967
Reinvestment of distributions	224,744	3,243,056	23,015	476,864
Shares reacquired	(1,003,285)	(15,835,638)	(412,178)	(8,383,651)
Increase (decrease)	9,472	$(117,251)	1,171,016	$23,345,180

International Value Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,533,179	$16,968,659	5,207,847	$40,176,113
Converted from Class C **	155,118	1,057,963	158,472	1,206,675
Reinvestment of distributions	391,195	2,616,534	1,376,292	10,224,043
Shares reacquired	(6,644,978)	(44,630,229)	(11,758,106)	(89,149,348)
Decrease	(3,565,486)	$(23,987,073)	(5,015,495)	$(37,542,517)

Class C Shares
Shares sold	98,715	$661,512	418,896	$3,229,121
Reinvestment of distributions	31,006	207,994	162,624	1,193,240
Shares reacquired	(1,197,200)	(7,983,197)	(2,606,242)	(19,600,669)
Converted to Class A **	(156,630)	(1,057,963)	(159,939)	(1,206,675)
Decrease	(1,224,109)	$(8,171,654)	(2,184,661)	$(16,384,983)

Class F Shares
Shares sold	2,068,978	$13,970,441	2,138,303	$16,378,487
Reinvestment of distributions	62,620	419,739	239,902	1,790,236
Shares reacquired	(3,659,729)	(24,544,633)	(6,809,285)	(51,614,968)
Decrease	(1,528,131)	$(10,154,453)	(4,431,080)	$(33,446,245)

Class F3 Shares
Shares sold	518,370	$3,510,731	1,551,046	$11,990,602
Reinvestment of distributions	42,885	287,875	132,679	990,336
Shares reacquired	(745,771)	(5,095,747)	(1,255,570)	(9,544,659)
Increase (decrease)	(184,516)	$(1,297,141)	428,155	$3,436,279

Class I Shares
Shares sold	922,833	$6,300,152	7,964,216	$63,667,743
Reinvestment of distributions	461,614	3,103,563	1,600,547	11,997,358
Shares reacquired	(5,834,214)	(39,283,227)	(25,061,163)	(202,326,313)
Decrease	(4,449,767)	$(29,879,512)	(15,496,400)	$(126,661,212)

Class R2 Shares
Shares sold	11,138	$77,244	17,407	$135,670
Reinvestment of distributions	21	148	100	755
Shares reacquired	(8,429)	(58,677)	(39,807)	(313,246)
Increase (decrease)	2,730	$18,715	(22,300)	$(176,821)

Notes to Financial Statements (unaudited)(continued)

International Value Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	63,697	$430,667	154,895	$1,203,207
Reinvestment of distributions	9,098	61,678	33,656	252,602
Shares reacquired	(160,026)	(1,099,516)	(713,870)	(5,585,575)
Decrease	(87,231)	$(607,171)	(525,319)	$(4,129,766)

Class R4 Shares
Shares sold	1,226	$8,097	5,059	$38,604
Reinvestment of distributions	57	379	138	1,016
Shares reacquired	(1,480)	(10,031)	(4,177)	(32,990)
Increase (decrease)	(197)	$(1,555)	1,020	$6,630

Class R5 Shares
Shares sold	235	$1,593	–	$–
Reinvestment of distributions	17	116	46	350
Shares reacquired	(1)	(10)	–	–
Increase	251	$1,699	46	$350

Class R6 Shares
Shares sold	11,931	$81,536	14,505	$113,409
Reinvestment of distributions	28	190	120	895
Shares reacquired	(50,501)	(342,292)	(45,515)	(336,794)
Decrease	(38,542)	$(260,566)	(30,890)	$(222,490)

Value Opportunities Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,528,182	$44,025,581	5,097,314	$103,331,407
Converted from Class B *	–	–	67,035	1,347,953
Converted from Class C **	344,081	6,031,629	2,309,581	46,502,865
Reinvestment of distributions	4,554,702	78,887,425	2,967,656	58,136,378
Shares reacquired	(9,253,093)	(160,635,396)	(12,556,805)	(253,996,568)
Decrease	(1,826,128)	$(31,690,761)	(2,115,219)	$(44,677,965)

Class B Shares(c)
Shares sold	–	$–	618	$11,142
Reinvestment of distributions	–	–	7,051	123,527
Shares reacquired	–	–	(45,376)	(803,504)
Converted to Class A *	–	–	(75,049)	(1,347,953)
Decrease	–	$–	(112,756)	$(2,016,788)

Class C Shares
Shares sold	392,389	$5,921,678	1,046,741	$18,930,616
Reinvestment of distributions	1,402,721	21,307,340	1,189,807	20,845,426
Shares reacquired	(3,119,660)	(47,262,613)	(4,503,818)	(81,220,548)
Converted to Class A **	(393,176)	(6,031,629)	(2,590,713)	(46,502,865)
Decrease	(1,717,726)	$(26,065,224)	(4,857,983)	$(87,947,371)

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,744,707	$31,238,087	4,663,703	$96,211,632
Reinvestment of distributions	1,639,657	29,021,931	1,192,507	23,814,365
Shares reacquired	(9,238,029)	(164,948,903)	(24,372,019)	(509,258,137)
Decrease	(5,853,665)	$(104,688,885)	(18,515,809)	$(389,232,140)

Class F3 Shares
Shares sold	1,388,415	$25,642,571	5,167,347	$108,712,513
Reinvestment of distributions	1,620,065	29,371,776	943,618	19,249,817
Shares reacquired	(3,594,397)	(66,634,925)	(4,428,548)	(93,938,954)
Increase (decrease)	(585,917)	$(11,620,578)	1,682,417	$34,023,376

Class I Shares
Shares sold	651,350	$11,962,863	18,713,045	$399,345,664
Reinvestment of distributions	2,179,337	39,337,041	2,101,916	42,731,941
Shares reacquired	(5,726,618)	(104,015,427)	(17,000,755)	(356,733,506)
Increase (decrease)	(2,895,931)	$(52,715,523)	3,814,206	$85,344,099

Class P Shares
Shares sold	47,538	$824,175	127,397	$2,536,477
Reinvestment of distributions	137,034	2,324,097	103,983	2,001,669
Shares reacquired	(151,971)	(2,632,297)	(542,476)	(10,876,660)
Increase (decrease)	32,601	$515,975	(311,096)	$(6,338,514)

Class R2 Shares
Shares sold	76,006	$1,284,869	93,017	$1,794,588
Reinvestment of distributions	32,716	541,780	20,114	379,155
Shares reacquired	(95,479)	(1,603,889)	(172,086)	(3,350,406)
Increase (decrease)	13,243	$222,760	(58,955)	$(1,176,663)

Class R3 Shares
Shares sold	295,531	$4,984,922	1,009,089	$19,338,047
Reinvestment of distributions	426,709	7,151,640	283,687	5,401,401
Shares reacquired	(764,787)	(13,065,140)	(1,574,267)	(30,893,450)
Decrease	(42,547)	$(928,578)	(281,491)	$(6,154,002)

Class R4 Shares
Shares sold	145,206	$2,561,816	369,737	$7,537,452
Reinvestment of distributions	259,988	4,497,790	184,222	3,603,380
Shares reacquired	(391,487)	(6,860,110)	(832,606)	(16,853,380)
Increase (decrease)	13,707	$199,496	(278,647)	$(5,712,548)

Class R5 Shares
Shares sold	54,034	$951,043	72,934	$1,524,533
Reinvestment of distributions	9,247	166,992	14,881	302,820
Shares reacquired	(16,686)	(310,131)	(229,612)	(4,802,800)
Increase (decrease)	46,595	$807,904	(141,797)	$(2,975,447)

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund	Six Months Ended April 30, 2019 (unaudited)		Year Ended October 31, 2018
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	594,037	$10,652,186	1,138,616	$23,873,695
Reinvestment of distributions	400,545	7,257,877	283,349	5,780,327
Shares reacquired	(1,999,440)	(36,948,377)	(1,630,871)	(34,274,379)
Decrease	(1,004,858)	$(19,038,314)	(208,906)	$(4,620,357)

Class T Shares(d)
Reinvestment of distributions	–	$–	33	$637
Shares reacquired	–	–	(532)	(10,999)
Decrease	–	$–	(499)	$(10,362)

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Commenced January 30, 2019.
(b)	Commenced on July 30, 2018.
(c)	Closed on April 25, 2018.
(d)	Closed on July 24, 2018.

16.	REORGANIZATION

As of the close of business on February 22, 2019, Fundamental Equity Fund acquired the net assets of Calibrated Large Cap Value Fund, pursuant to a plan of reorganization approved by Calibrated Large Cap Value Fund’s shareholders on October 31, 2018. The acquisition was accomplished by a tax-free exchange whereby holders of shares of Fundamental Equity Fund outstanding on February 22, 2019 received shares valued at $423,880,340 of Calibrated Large Cap Value Fund. Calibrated Large Cap Value Fund’s net assets at the date of acquisition, including $27,535,730 of net unrealized appreciation and $(4,155,594) of net realized losses, were combined with those of Fundamental Equity Fund. The cost basis of securities received from Calibrated Large Cap Value Fund was carried forward.

The total net assets of Calibrated Large Cap Value Fund immediately before the transfer were $423,880,340. Total net assets of Fundamental Equity Fund immediately before the transfer were $2,053,211,685. Total net assets of Fundamental Equity Fund immediately after the transfer were $2,477,092,025.

The following table illustrates share conversion ratios and dollar amounts of the reorganization on February 22, 2019:

Class	Calibrated Large Cap Value Fund Shares	Conversion Ratio	Fundamental Equity Fund Shares	Fundamental Equity Fund Amount
A	2,635,997	1.654713	4,361,818	$52,385,435
C	602,069	1.840179	1,107,914	11,777,130
F	837,536	1.678115	1,405,515	16,683,465
F3	147,215	1.641063	241,589	2,930,474
I	16,963,051	1.646722	27,933,427	337,435,793
R2	25,481	1.702043	43,370	509,602
R3	4,531	1.675276	7,590	89,490
R4	630	1.659422	1,046	12,488
R5	634	1.644442	1,043	12,604
R6	102,702	1.639275	168,358	2,043,859

Notes to Financial Statements (unaudited)(concluded)

Had the acquisition been completed on November 1, 2018 the beginning of Fundamental Equity Fund’s 2018 fiscal year, the Fund’s condensed pro-forma results of operations for the six months ended April 30, 2019 would be as follows:

Net investment income: $21,896,129
Net realized and unrealized loss on investments: $140,897,044
Net realized and unrealized loss on futures contracts $(137,890)
Net increase in net assets resulting from operations: $162,655,283

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Calibrated Large Cap Value Fund’s portfolio holdings have been included in Fundamental Equity Fund’s Statement of Operations since the date of acquisition.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2019, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	20.08%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	20.20%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	19.47%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	10.09%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	10.16%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.00%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2019, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888–522–2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Planet Fitness, Inc. Class A	2.81%
Etsy, Inc.	2.38%
Tandem Diabetes Care, Inc.	2.31%
Twilio, Inc. Class A	2.25%
Everbridge, Inc.	2.20%
YETI Holdings, Inc.	2.12%
Glaukos Corp.	2.11%
Trade Desk, Inc. (The) Class A	2.02%
Insperity, Inc.	2.00%
Coupa Software, Inc.	1.94%

Holdings by Sector*	% of Investments
Communication Services	2.54%
Consumer Discretionary	19.80%
Consumer Staples	2.25%
Energy	1.14%
Financials	3.38%
Health Care	27.51%
Industrials	8.46%
Information Technology	32.83%
Repurchase Agreement	2.09%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
Entertainment One Ltd.	2.02%
VinaCapital Vietnam Opportunity Fund Ltd.	1.62%
Xinyi Glass Holdings Ltd.	1.59%
Deutz AG	1.58%
Hibernia REIT plc	1.56%
Buzzi Unicem SpA	1.53%
Azbil Corp.	1.53%
SHO-BOND Holdings Co., Ltd.	1.51%
TechnoPro Holdings, Inc.	1.51%
Loomis AB Class B	1.49%

Holdings by Sector*	% of Investments
Communication Services	4.88%
Consumer Discretionary	14.01%
Consumer Staples	6.68%
Energy	1.80%
Financials	13.96%
Health Care	7.75%
Industrials	20.89%
Information Technology	8.82%
Materials	7.75%
Real Estate	9.20%
Utilities	2.18%
Repurchase Agreement	2.08%
Total	100.00%

*	A sector may comprise several industries.

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
YETI Holdings, Inc.	3.31%
Everbridge, Inc.	2.67%
Lovesac Co. (The)	2.53%
Malibu Boats, Inc. Class A	2.38%
Tandem Diabetes Care, Inc.	2.21%
OSI Systems, Inc.	2.07%
eHealth, Inc.	2.07%
Glaukos Corp.	2.03%
Willdan Group, Inc.	1.93%
iRhythm Technologies, Inc.	1.92%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Communication Services	1.29%
Consumer Discretionary	11.97%
Consumer Staples	3.43%
Energy	2.98%
Financials	5.45%
Health Care	38.98%
Industrials	8.67%
Information Technology	25.82%
Repurchase Agreement	1.38%
Total	100.00%

*	A sector may comprise several industries.

Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Federal Signal Corp.	4.13%
Cott Corp.	4.01%
SP Plus Corp.	3.56%
Gibraltar Industries, Inc.	3.50%
Chesapeake Utilities Corp.	3.40%
Arcosa, Inc.	3.33%
Primoris Services Corp.	3.32%
Century Casinos, Inc.	3.30%
Seacoast Banking Corp. of Florida	3.21%
IMAX Corp. (Canada)	3.19%
Total

Holdings by Sector*	% of Investments
Communication Services	3.19%
Consumer Discretionary	13.24%
Consumer Staples	4.56%
Energy	1.53%
Financials	20.72%
Health Care	2.11%
Industrials	31.70%
Information Technology	6.91%
Materials	7.75%
Real Estate	3.25%
Utilities	3.40%
Repurchase Agreement	1.64%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Cott Corp.	2.92%
First Industrial Realty Trust, Inc.	2.42%
Argo Group International Holdings Ltd.	2.23%
Conduent, Inc.	2.12%
Gibraltar Industries, Inc.	2.10%
Littelfuse, Inc.	2.07%
Columbus McKinnon Corp.	2.02%
First Merchants Corp.	1.97%
Plantronics, Inc.	1.88%
CenterState Bank Corp.	1.84%

Holdings by Sector*	% of Investments
Communication Services	1.23%
Consumer Discretionary	13.40%
Consumer Staples	4.65%
Energy	2.78%
Financials	18.10%
Health Care	7.00%
Industrials	22.39%
Information Technology	14.00%
Materials	7.35%
Real Estate	5.90%
Utilities	3.08%
Repurchase Agreement	0.12%
Total	100.00%

*	A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Booz Allen Hamilton Holding Corp.	2.42%
Cullen/Frost Bankers, Inc.	2.35%
Charles River Laboratories International, Inc.	2.12%
FLIR Systems, Inc.	2.04%
Teledyne Technologies, Inc.	2.03%
Conduent, Inc.	1.99%
Alexandria Real Estate Equities, Inc.	1.95%
Cott Corp.	1.93%
Reliance Steel & Aluminum Co.	1.92%
Valvoline, Inc.	1.87%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Communication Services	1.47%
Consumer Discretionary	13.45%
Consumer Staples	4.13%
Energy	4.11%
Financials	15.02%
Health Care	13.43%
Industrials	16.50%
Information Technology	16.60%
Materials	6.17%
Real Estate	3.28%
Utilities	5.77%
Repurchase Agreement	0.07%
Total	100.00%

*	A sector may comprise several industries.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund with sufficient performance history, information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of each Fund other than Alpha Strategy Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods

Approval of Advisory Contract (continued)

ended August 31, 2018. As to Alpha Strategy Fund, International Equity Fund, International Opportunities Fund, and International Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Fundamental Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance group for the one-, three-, and ten-year periods, but below the median of the performance peer group for the five-year period. As to Global Equity Research Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the ten-year period, but below the median of the performance peer group for the one-, three-, and five-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance, including certain changes to the portfolio management teams of certain Funds (in the case of International Equity Fund, Global Equity Research Fund, and Value Opportunities Fund). The Board also took into account changes to International Equity Fund’s and International Value Fund’s investment strategies, effective October 31, 2017 and September 30, 2018, respectively. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Alpha Strategy Fund, the Board observed that while the net total expense ratio was above the median of the expense peer group, the Fund’s advisory fee (excluding underlying fund fees) was below the median of the expense peer group. As to each of Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund, International Value Fund, and Value Opportunities Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Approval of Advisory Contract (continued)

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Alpha Strategy Fund, the Board concluded that the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of Fundamental Equity Fund, International Opportunities Fund, and Value Opportunities Fund, the Board concluded that the breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of Global Equity Research Fund, International Equity Fund, and International Value Fund the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Growth Leaders Fund, the Board concluded that the breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or

Approval of Advisory Contract (concluded)

more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Focused Growth Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Research Fund

Lord Abbett Global Select Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Value Opportunities Fund

LST-3 (06/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Micro Cap Growth Fund
Micro Cap Value Fund

For the six-month period ended April 30, 2019

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Micro Cap Growth Fund

8	Micro Cap Value Fund

12	Statements of Assets and Liabilities

13	Statements of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

20	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Securities Trust
Lord Abbett Micro Cap Growth Fund and
Lord Abbett Micro Cap Value Fund
Semiannual Report

For the six-month period ended April 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended April 30, 2019. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 through April 30, 2019).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/18 – 4/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,165.50	$8.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class I
Actual	$1,000.00	$1,165.80	$8.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.65% for Class A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Communication Services	1.29%
Consumer Discretionary	11.97%
Consumer Staples	3.43%
Energy	2.99%
Financials	5.45%
Health Care	38.98%
Industrials	8.69%
Information Technology	25.82%
Repurchase Agreement	1.38%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,089.60	$8.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class I
Actual	$1,000.00	$1,089.40	$8.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.65% for Class A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Communication Services	3.19%
Consumer Discretionary	13.24%
Consumer Staples	4.56%
Energy	1.53%
Financials	20.72%
Health Care	2.11%
Industrials	31.71%
Information Technology	6.90%
Materials	7.75%
Real Estate	3.25%
Utilities	3.40%
Repurchase Agreement	1.64%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.46%

Banks 1.60%
Bridge Bancorp, Inc.	13,060	$405
Bryn Mawr Bank Corp.	20,953	798
Byline Bancorp, Inc.*	40,104	803
Heritage Commerce Corp.	31,108	389
Total		2,395

Beverages 1.47%
MGP Ingredients, Inc.	24,996	2,196

Biotechnology 21.16%
Alector, Inc.*	93,121	1,849
Arena Pharmaceuticals, Inc.*	20,664	945
Audentes Therapeutics, Inc.*	40,888	1,545
CareDx, Inc.*	93,321	2,539
Coherus Biosciences, Inc.*	74,124	1,180
Deciphera Pharmaceuticals, Inc.*	57,663	1,326
Denali Therapeutics, Inc.*	115,514	2,827
Eidos Therapeutics, Inc.*	63,804	1,672
Homology Medicines, Inc.*	51,056	1,099
Intellia Therapeutics, Inc.*	67,178	1,033
Invitae Corp.*	71,584	1,691
MacroGenics, Inc.*	121,164	2,032
Mirati Therapeutics, Inc.*	45,134	2,685
Myovant Sciences Ltd. (United Kingdom)*(a)	146,330	2,485
Ra Pharmaceuticals, Inc.*	60,831	1,351
Repligen Corp.*	24,832	1,673
Rocket Pharmaceuticals, Inc.*	60,277	1,119
uniQure NV (United Kingdom)*(a)	27,158	1,526
Xencor, Inc.*	35,100	1,078
Total		31,655
Investments	Shares	Fair Value (000)
Communications Equipment 3.01%
Calix, Inc.*	101,304	$694
Comtech Telecommunications Corp.	50,809	1,196
Quantenna Communications, Inc.*	107,249	2,611
Total		4,501

Construction & Engineering 1.49%
NV5 Global, Inc.*	35,267	2,234

Electronic Equipment, Instruments & Components 4.95%
Badger Meter, Inc.	28,689	1,592
Napco Security Technologies, Inc.*	36,133	895
OSI Systems, Inc.*	34,713	3,129
Vishay Precision Group, Inc.*	47,167	1,786
Total		7,402

Energy Equipment & Services 3.01%
DMC Global, Inc.	36,899	2,557
Solaris Oilfield Infrastructure, Inc. Class A	114,557	1,947
Total		4,504

Entertainment 0.78%
Glu Mobile, Inc.*	106,784	1,168

Food & Staples Retailing 1.21%
Chefs’ Warehouse, Inc. (The)*	55,350	1,809

Health Care Equipment & Supplies 12.35%
ElectroCore, Inc.*	39,854	249
Glaukos Corp.*	42,475	3,064
iRhythm Technologies, Inc.*	38,046	2,903
Neuronetics, Inc.*	76,854	1,281
Nevro Corp.*	25,925	1,600
OrthoPediatrics Corp.*	31,557	1,286
Shockwave Medical, Inc.*	26,178	1,115
Silk Road Medical, Inc.*	20,714	862
Tactile Systems Technology, Inc.*	32,398	1,612

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.*	54,207	$3,329
Vapotherm, Inc.*	69,553	1,178
Total		18,479

Health Care Providers & Services 1.19%
PetIQ, Inc.*	64,880	1,782

Health Care Technology 1.94%
Inspire Medical Systems, Inc.*	56,012	2,895

Household Durables 4.17%
LGI Homes, Inc.*	34,951	2,422
Lovesac Co. (The)*	96,810	3,814
Total		6,236

Information Technology Services 2.72%
Endava plc ADR*	63,318	2,094
Virtusa Corp.*	35,514	1,973
Total		4,067

Insurance 3.90%
eHealth, Inc.*	51,440	3,125
Goosehead Insurance, Inc. Class A	39,233	1,195
Trupanion, Inc.*	46,044	1,510
Total		5,830

Interactive Media & Services 0.52%
Care.com, Inc.*	46,476	779

Internet & Direct Marketing Retail 1.61%
1-800-Flowers.com, Inc. Class A*	38,727	824
Jumia Technologies AG ADR*	36,784	1,581
Total		2,405

Leisure Products 5.74%
Malibu Boats, Inc. Class A*	86,276	3,591
YETI Holdings, Inc.*	139,925	4,992
Total		8,583

Life Sciences Tools & Services 1.47%
Codexis, Inc.*	111,766	2,202
Investments	Shares	Fair Value (000)
Machinery 4.40%
Federal Signal Corp.	84,039	$2,418
Kornit Digital Ltd. (Israel)*(a)	96,126	2,771
TriMas Corp.*	45,235	1,399
Total		6,588

Media 0.56%
Fluent, Inc.*	120,014	844

Personal Products 0.78%
CV Sciences, Inc.*	221,996	1,170

Pharmaceuticals 1.20%
MyoKardia, Inc.*	37,441	1,797

Professional Services 2.86%
Upwork, Inc.*	68,611	1,372
Willdan Group, Inc.*	73,719	2,914
Total		4,286

Semiconductors & Semiconductor Equipment 1.34%
CEVA, Inc.*	42,643	1,074
Ichor Holdings Ltd.*	37,098	934
Total		2,008

Software 14.03%
8x8, Inc.*	64,156	1,534
Alteryx, Inc. Class A*	17,208	1,525
Appfolio, Inc. Class A*	17,853	1,734
Appian Corp.*	77,237	2,787
Everbridge, Inc.*	54,579	4,033
Five9, Inc.*	45,373	2,408
SVMK, Inc.*	128,105	2,293
Tufin Software Technologies Ltd. (Israel)*(a)	95,478	2,141
Upland Software, Inc.*	54,498	2,534
Total		20,989
Total Common Stocks (cost $108,010,344)		148,804

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2019

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.40%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $2,160,000 of U.S. Treasury Note at 1.375% due 5/31/2021; value: $2,131,728; proceeds: $2,087,137 (cost $2,087,053)	$2,087	$2,087
Total Investments in Securities 100.86% (cost $110,097,397)		150,891
Liabilities in Excess of Cash and Other Assets (0.86)%		(1,285)
Net Assets 100.00%		$149,606

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$148,804	$–	$–	$148,804
Short-Term Investment
Repurchase Agreement	–	2,087	–	2,087
Total	$148,804	$2,087	$–	$150,891

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2019.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.16%

Aerospace & Defense 0.29%
National Presto Industries, Inc.	1,800	$192
Vectrus, Inc.*	4,800	194
Total		386

Airlines 0.11%
Hawaiian Holdings, Inc.	5,300	150

Auto Components 1.15%
American Axle & Manufacturing Holdings, Inc.*	20,405	301
Cooper Tire & Rubber Co.	6,300	188
Cooper-Standard Holdings, Inc.*	3,900	198
Dana, Inc.	12,578	245
Gentherm, Inc.*	4,700	199
LCI Industries	4,300	378
Total		1,509

Automobiles 0.19%
Winnebago Industries, Inc.	6,960	246

Banks 10.91%
Ameris Bancorp	32,244	1,176
Bank of NT Butterfield & Son Ltd. (The)	4,800	192
Bank OZK	10,477	342
BankUnited, Inc.	5,400	197
Cadence BanCorp	8,800	200
CenterState Bank Corp.	83,734	2,067
FB Financial Corp.	109,637	4,028
First Merchants Corp.	39,421	1,446
Hanmi Financial Corp.	8,200	194
Seacoast Banking Corp. of Florida*	151,052	4,284
Sterling Bancorp	9,000	193
Total		14,319

Beverages 4.08%
Cott Corp.	345,130	5,353
Investments	Shares	Fair Value (000)
Building Products 4.98%
Advanced Drainage Systems, Inc.	42,105	$1,181
American Woodmark Corp.*	2,100	189
Apogee Enterprises, Inc.	2,400	97
Gibraltar Industries, Inc.*	117,893	4,677
Masonite International Corp.*	7,500	386
Total		6,530

Capital Markets 3.13%
Artisan Partners Asset Management, Inc. Class A	13,100	371
BrightSphere Investment Group plc (United Kingdom)(a)	197,693	2,898
Legg Mason, Inc.	19,119	640
Moelis & Co. Class A	4,700	192
Total		4,101

Chemicals 2.16%
AdvanSix, Inc.*	1,012	30
Chase Corp.	27,905	2,614
Rayonier Advanced Materials, Inc.	12,600	187
Total		2,831

Commercial Services & Supplies 3.91%
SP Plus Corp.*	137,644	4,751
Steelcase, Inc. Class A	22,300	386
Total		5,137

Communications Equipment 2.11%
Plantronics, Inc.	53,670	2,763

Construction & Engineering 7.31%
Arcosa, Inc.	142,891	4,448
EMCOR Group, Inc.	8,371	704
Primoris Services Corp.	202,308	4,435
Total		9,587

Consumer Finance 3.09%
EZCORP, Inc. Class A*	373,005	4,055

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICRO CAP VALUE FUND April 30, 2019

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 3.12%
Anixter International, Inc.*	3,200	$201
AVX Corp.	5,800	94
Jabil, Inc.	5,453	165
Tech Data Corp.*	1,800	192
Vishay Precision Group, Inc.*	90,880	3,442
Total		4,094

Energy Equipment & Services 0.79%
Cactus, Inc. Class A*	5,300	193
Frank’s International NV (Netherlands)*(a)	31,300	183
Oceaneering International, Inc.*	11,100	213
Patterson-UTI Energy, Inc.	15,839	215
U.S. Silica Holdings, Inc.	14,739	233
Total		1,037

Entertainment 3.25%
IMAX Corp. (Canada)*(a)	174,657	4,258

Equity Real Estate Investment Trusts 3.18%
Innovative Industrial Properties, Inc.	42,711	3,636
Ladder Capital Corp.	11,100	193
Outfront Media, Inc.	14,138	337
Total		4,166

Food Products 0.26%
Sanderson Farms, Inc.	2,264	343

Gas Utilities 3.46%
Chesapeake Utilities Corp.	49,040	4,543

Health Care Providers & Services 0.15%
AMN Healthcare Services, Inc.*	3,900	203

Hotels, Restaurants & Leisure 6.34%
Brinker International, Inc.	7,737	331
Century Casinos, Inc.*	483,812	4,403
Denny’s Corp.*	192,379	3,582
Total		8,316
Investments	Principal Amount (000)		Fair Value (000)
Household Products 0.15%
Central Garden and Pet Co. Class A*		7,900	$193

Insurance 3.67%
American Equity Investment Life Holding Co.		9,700	285
Argo Group International Holdings Ltd.		47,955	3,744
Axis Capital Holdings Ltd.		6,700	381
Enstar Group Ltd.*		1,200	213
Third Point Reinsurance Ltd.*		16,700	194
Total			4,817

Leisure Products 0.14%
Malibu Boats, Inc. Class A*		4,500	187

Life Sciences Tools & Services 2.00%
Cambrex Corp.*		60,891	2,620

Machinery 11.15%
Blue Bird Corp.*		141,843	2,455
Columbus McKinnon Corp.		82,222	3,236
Federal Signal Corp.		191,841	5,519
Manitowoc Co., Inc. (The)*		10,500	188
Milacron Holdings Corp.*		203,312	2,970
REV Group, Inc.		7,600	97
Terex Corp.		4,997	167
Total			14,632

Media 0.62%
Entercom Communications Corp. Class A		42,700	294
Gray Television, Inc.*		11,159	261
Meredith Corp.		4,342	256
Total			811

Metals & Mining 3.35%
Compass Minerals
International, Inc.		5,913	339
Lundin Mining Corp.(b)	CAD	701,048	3,763
Warrior Met Coal, Inc.		9,300	288
Total			4,390

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

MICRO CAP VALUE FUND April 30, 2019

Investments	Shares	Fair Value (000)
Multi-Line Retail 0.24%
Big Lots, Inc.	8,647	$321

Oil, Gas & Consumable Fuels 0.77%
Bonanza Creek Energy, Inc.*	12,000	289
Centennial Resource Development, Inc. Class A*	49,765	524
PBF Energy, Inc. Class A	5,800	195
Total		1,008

Paper & Forest Products 2.39%
Neenah, Inc.	46,170	3,133

Professional Services 1.63%
ICF International, Inc.	27,546	2,145

Real Estate Management & Development 0.13%
Realogy Holdings Corp.	13,167	171

Semiconductors & Semiconductor Equipment 1.80%
Advanced Energy Industries, Inc.*	1,800	104
Brooks Automation, Inc.	55,342	2,076
Ichor Holdings Ltd.*	7,500	189
Total		2,369

Specialty Retail 2.39%
Dick’s Sporting Goods, Inc.	8,658	321
Signet Jewelers Ltd.	10,918	253
Urban Outfitters, Inc.*	79,319	2,358
Williams-Sonoma, Inc.	3,500	200
Total		3,132

Textiles, Apparel & Luxury Goods 2.42%
Carter’s, Inc.	1,800	191
Movado Group, Inc.	4,100	146
Oxford Industries, Inc.	31,775	2,639
Steven Madden Ltd.	5,400	196
Total		3,172

Thrifts & Mortgage Finance 0.30%
Essent Group Ltd.*	4,200	199
HomeStreet, Inc.*	6,700	189
Total		388
Investments	Shares	Fair Value (000)
Tobacco 0.15%
Turning Point Brands, Inc.	4,700	$201

Trading Companies & Distributors 2.89%
Beacon Roofing Supply, Inc.*	8,692	327
Lawson Products, Inc.*	100,358	3,296
WESCO International, Inc.*	2,933	168
Total		3,791
Total Common Stocks (cost $106,799,478)		131,408

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.67%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $2,270,000 of U.S. Treasury Note at 1.375% due 5/31/2021; value: $2,240,288; proceeds: $2,194,869 (cost $2,194,781)	$2,195	$2,195
Total Investments in Securities 101.83% (cost $108,994,259)		133,603
Liabilities in Excess of Other Assets (1.83)%		(2,407)
Net Assets 100.00%		$131,196

CAD	Canadian dollar.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2019

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$131,408	$–	$–	$131,408
Short-Term Investment
Repurchase Agreement	–	2,195	–	2,195
Total	$131,408	$2,195	$–	$133,603

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2019.

See Notes to Financial Statements.	11

Statements of Assets and Liabilities (unaudited)

April 30, 2019

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$110,097,397	$108,994,259
Investments in securities, at fair value	$150,890,925	$133,602,622
Cash	5	–
Receivables:
Investment securities sold	–	9,776,835
Interest and dividends	10,465	22,984
Capital shares sold	365	239
Prepaid expenses	5,512	13,421
Total assets	150,907,272	143,416,101
LIABILITIES:
Payables:
Investment securities purchased	181,216	11,925,481
Capital shares reacquired	858,080	64,730
Management fee	182,979	159,317
Trustees’ fees	21,367	22,263
Fund administration	4,879	4,248
Accrued expenses	52,504	43,571
Total liabilities	1,301,025	12,219,610
NET ASSETS	$149,606,247	$131,196,491
COMPOSITION OF NET ASSETS:
Paid-in capital	$106,481,802	$102,195,475
Total distributable earnings	43,124,445	29,001,016
Net Assets	$149,606,247	$131,196,491
Net assets by class:
Class A Shares	$13,742,372	$6,254,921
Class I Shares	$135,863,875	$124,941,570
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	923,386	232,267
Class I Shares	8,004,884	4,355,903
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.88	$26.93
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.79	$28.57
Class I Shares-Net asset value	$16.97	$28.68

12	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2019

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $9,730, respectively)	$113,557	$543,633
Interest	23,884	17,115
Total investment income	137,441	560,748
Expenses:
Management fee	1,056,102	940,807
Fund administration	28,163	25,088
Professional	22,663	22,740
Registration	18,035	18,035
Shareholder servicing	12,949	8,593
Custody	6,090	2,967
Reports to shareholders	4,547	4,221
Trustees’ fees	2,415	2,130
Other	12,040	9,843
Gross expenses	1,163,004	1,034,424
Expense reductions (See Note 8)	(867)	(577)
Net expenses	1,162,137	1,033,847
Net investment loss	(1,024,696)	(473,099)
Net realized and unrealized gain (loss):
Net realized gain on investments	5,030,134	6,004,220
Net realized loss on foreign currency related transactions	–	(441)
Net change in unrealized appreciation/depreciation on investments	17,491,884	4,468,048
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(13)
Net realized and unrealized gain	22,522,018	10,471,814
Net Increase in Net Assets Resulting From Operations	$21,497,322	$9,998,715

See Notes to Financial Statements.	13

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment loss	$(1,024,696)	$(2,267,880)
Net realized gain on investments	5,030,134	39,679,742
Net change in unrealized appreciation/depreciation on investments	17,491,884	(12,896,470)
Net increase in net assets resulting from operations	21,497,322	24,515,392
Distributions to shareholders:
Class A	(3,195,561)	(1,459,298)
Class I	(33,452,601)	(18,958,027)
Total distributions to shareholders	(36,648,162)	(20,417,325)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	4,723,348	5,175,591
Reinvestment of distributions	33,356,839	18,669,859
Cost of shares reacquired	(18,657,511)	(31,570,439)
Net increase (decrease) in net assets resulting from capital share transactions	19,422,676	(7,724,989)
Net increase (decrease) in net assets	4,271,836	(3,626,922)
NET ASSETS:
Beginning of period	$145,334,411	$148,961,333
End of period	$149,606,247	$145,334,411

14	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund
DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment loss	$(473,099)	$(1,477,852)
Net realized gain on investments and foreign currency related transactions	6,003,779	20,134,344
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,468,035	(18,068,767)
Net increase in net assets resulting from operations	9,998,715	587,725
Distributions to shareholders:
Class A	(921,358)	(1,156,349)
Class I	(17,602,082)	(22,434,845)
Total distributions to shareholders	(18,523,440)	(23,591,194)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	1,814,639	3,252,887
Reinvestment of distributions	17,420,876	22,255,913
Cost of shares reacquired	(13,132,531)	(11,437,520)
Net increase in net assets resulting from capital share transactions	6,102,984	14,071,280
Net decrease in net assets	(2,421,741)	(8,932,189)
NET ASSETS:
Beginning of period	$133,618,232	$142,550,421
End of period	$131,196,491	$133,618,232

See Notes to Financial Statements.	15

Financial Highlights

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2019(c)	$18.05	$(0.10)	$1.92	$1.82	$(4.99)	$14.88
10/31/2018	18.26	(0.26)	2.75	2.49	(2.70)	18.05
10/31/2017	13.09	(0.21)	5.38	5.17	–	18.26
10/31/2016	16.33	(0.19)	0.15	(0.04)	(3.20)	13.09
10/31/2015	18.56	(0.30)	0.42	0.12	(2.35)	16.33
10/31/2014	22.57	(0.28)	2.27	1.99	(6.00)	18.56
Class I
4/30/2019(c)	19.84	(0.11)	2.23	2.12	(4.99)	16.97
10/31/2018	19.80	(0.29)	3.03	2.74	(2.70)	19.84
10/31/2017	14.20	(0.23)	5.83	5.60	–	19.80
10/31/2016	17.45	(0.21)	0.16	(0.05)	(3.20)	14.20
10/31/2015	19.67	(0.32)	0.45	0.13	(2.35)	17.45
10/31/2014	23.57	(0.29)	2.39	2.10	(6.00)	19.67

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not Annualized.
(e)	Annualized.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

16.55	(d)	1.65	(e)	(1.45	)(e)	$ 13,742	42	(d)
16.32		1.63		(1.43)		11,616	73
39.39		1.67		(1.36)		9,893	105
(1.30)		1.81		(1.52)		7,416	161
0.65		1.80		(1.64)		13,280	203
10.57		1.78		(1.50)		12,881	208

16.58	(d)	1.65	(e)	(1.45	)(e)	135,864	42	(d)
16.31		1.63		(1.43)		133,719	73
39.44		1.67		(1.36)		139,068	105
(1.39)		1.81		(1.52)		133,112	161
0.71		1.80		(1.63)		136,136	203
10.58		1.78		(1.50)		156,657	208

See Notes to Financial Statements.	17

Financial Highlights

MICRO CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2019(c)	$29.02	$(0.09)	$2.23	$2.14	$(4.23)	$26.93
10/31/2018	34.92	(0.32)	0.47	0.15	(6.05)	29.02
10/31/2017	33.65	(0.27)	7.56	7.29	(6.02)	34.92
10/31/2016	31.34	(0.22)	3.27	3.05	(0.74)	33.65
10/31/2015	34.19	(0.26)	1.00	0.74	(3.59)	31.34
10/31/2014	34.74	(0.23)	3.84	3.61	(4.16)	34.19
Class I
4/30/2019(c)	30.64	(0.10)	2.37	2.27	(4.23)	28.68
10/31/2018	36.53	(0.33)	0.49	0.16	(6.05)	30.64
10/31/2017	34.95	(0.28)	7.88	7.60	(6.02)	36.53
10/31/2016	32.52	(0.23)	3.40	3.17	(0.74)	34.95
10/31/2015	35.34	(0.27)	1.04	0.77	(3.59)	32.52
10/31/2014	35.77	(0.26)	3.99	3.73	(4.16)	35.34

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not Annualized.
(e)	Annualized.

18	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

8.96	(d)	1.65	(e)	(0.76	)(e)	$ 6,255	24	(d)
0.11		1.63		(1.02)		6,382	57
23.38		1.66		(0.81)		6,698	48
10.00		1.80		(0.71)		6,083	52
2.79		1.79		(0.86)		17,198	70
11.16		1.76		(0.68)		20,028	60

8.94	(d)	1.65	(e)	(0.75	)(e)	124,942	24	(d)
0.10		1.63		(1.02)		127,236	57
23.40		1.66		(0.80)		135,852	48
9.97		1.80		(0.72)		135,269	52
2.81		1.79		(0.86)		153,050	70
11.18		1.77		(0.74)		146,813	60

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of twelve funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity,

20

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years that ended from October 31, 2015 through October 31, 2018. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including

21

Notes to Financial Statements (unaudited)(continued)

assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of April 30, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%, which was the Funds’ annualized effective management fee rate for the six months ended April 30, 2019.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act under which the Board may authorize the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. During the six months ended April 30, 2019, the Board did not authorize such Class A 12b-1 fees.

Class I shares do not have a distribution plan.

22

Notes to Financial Statements (unaudited)(continued)

Other Related Parties

As of April 30, 2019, the percentages of Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund were 66.25% and 76.74%, respectively.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2019 and fiscal year ended October 31, 2018 was as follows:

	Micro Cap Growth Fund			Micro Cap Value Fund
	Six Months Ended 4/30/2019 (unaudited	)	Year Ended 10/31/2018	Six Months Ended 4/30/2019 (unaudited	)	Year Ended 10/31/2018
Distributions paid from:
Ordinary income	$6,937,802		$1,219,295	$2,789,120		$2,488,458
Net long-term capital gains	29,710,360		19,198,030	15,734,320		21,102,736
Total distributions paid	$36,648,162		$20,417,325	$18,523,440		$23,591,194

As of April 30, 2019, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$110,551,152	$109,110,383
Gross unrealized gain	44,445,066	26,983,366
Gross unrealized loss	(4,105,293)	(2,491,127)
Net unrealized security gain	$40,339,773	$24,492,239

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

23

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2019 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$58,608,798	$70,347,977
Micro Cap Value Fund	30,434,713	39,726,880

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2019.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2019, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain
Micro-Cap Growth Fund	$1,134,446	$3,603,749	$2,370,999
Micro-Cap Value Fund	193,866	220,312	94,544

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Micro Cap Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,087,053	$–	$2,087,053
Total	$2,087,053	$–	$2,087,053

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,087,053	$–	$–	$(2,087,053)	$–
Total	$2,087,053	$–	$–	$(2,087,053)	$–

24

Notes to Financial Statements (unaudited)(continued)

		Micro Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,194,781	$–	$2,194,781
Total	$2,194,781	$–	$2,194,781

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,194,781	$–	$–	$(2,194,781)	$–
Total	$2,194,781	$–	$–	$(2,194,781)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2019.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

9.	LINE OF CREDIT

During the period ended December 20, 2018, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas State Street Bank (“SSB”) participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Effective December 21, 2018, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

Effective December 21, 2018, the Participating Funds participated in an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility,

25

Notes to Financial Statements (unaudited)(continued)

the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

For the six months ended April 30, 2019, the Funds did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2019 the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment in each Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. Micro cap companies also may fall out of favor relative to larger companies in certain market cycles. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of Micro Cap Value Fund, the prices of value stocks in which it generally invests may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Moreover, different investment styles, such as growth or value investing, may shift in and out of favor over time, depending on market and economic conditions, as well as investor sentiment.

These factors can affect each Fund’s performance.

26

Notes to Financial Statements (unaudited)(concluded)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Micro Cap Growth Fund		Six Months Ended April 30, 2019 (unaudited )		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	26,370	$331,749	25,331	$460,502
Reinvestment of distributions	264,969	3,195,527	95,504	1,459,299
Shares reacquired	(11,633)	(180,801)	(18,843)	(324,489)
Increase	279,706	$3,346,475	101,992	$1,595,312
Class I Shares
Shares sold	301,779	$4,391,598	249,901	$4,715,089
Reinvestment of distributions	2,193,550	30,161,312	1,024,438	17,210,560
Shares reacquired	(1,230,394)	(18,476,710)	(1,556,817)	(31,245,950)
Increase (decrease)	1,264,935	$16,076,200	(282,478)	$(9,320,301)

Micro Cap Value Fund		Six Months Ended April 30, 2019 (unaudited )		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,209	$189,984	6,838	$210,241
Reinvestment of distributions	37,848	921,231	39,126	1,156,173
Shares reacquired	(33,666)	(829,165)	(17,898)	(553,803)
Increase	12,391	$282,050	28,066	$812,611
Class I Shares
Shares sold	58,022	$1,624,655	96,839	$3,042,646
Reinvestment of distributions	636,560	16,499,645	676,490	21,099,740
Shares reacquired	(491,952)	(12,303,366)	(339,162)	(10,883,717)
Increase	202,630	$5,820,934	434,167	$13,258,669

14.	SUBSEQUENT EVENT

On April 3, 2019, the Board approved the name change of Lord Abbett Micro-Cap Value Fund to Lord Abbett Focused Small Cap Value Fund, along with changes to principal investment strategies and risks, and fees and expenses. These changes are expected to take effect July 1, 2019.

27

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and two appropriate benchmarks as of various periods ended August 31, 2018. As to Micro-Cap Growth Fund, the Board observed that the Fund’s investment

28

Approval of Advisory Contract (continued)

performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Micro-Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median for the ten-year period. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any

29

Approval of Advisory Contract (concluded)

further economies of scale. With respect to each Fund, the Board took into account Lord Abbett’s representation that the Funds’ micro-cap investment strategies did not lend themselves to significant economies of scale, and that the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor, if any, for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

30

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

31

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Securities Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Micro-Cap Growth Fund Lord Abbett Micro-Cap Value Fund	LAMCVF-3 (06/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 27, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 27, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 27, 2019